                                 SCHEDULE 14A
                                (Rule 14a-101)

                   INFORMATION REQUIRED IN PROXY STATEMENT

                           SCHEDULE 14A INFORMATION
         PROXY STATEMENT PURSUANT TO SECTION 14(A) OF THE SECURITIES
                    EXCHANGE ACT OF 1934 (AMENDMENT NO.  )


    Filed by the registrant [X]

    Filed by a party other than the registrant [ ]

    Check the appropriate box:

    [ ] Preliminary proxy statement    [ ] Confidential, for Use of the
                                           Commission Only (as permitted by
                                           Rule 14a-6(e)(2))
    [X] Definitive proxy statement

    [ ] Definitive additional materials

    [ ] Soliciting material pursuant to Rule 14a-11(c) or Rule 14a-12


                       MacGregor Sports & Fitness, Inc.
- - -------------------------------------------------------------------------------
               (Name of Registrant as Specified in Its Charter)


           C. Frederick Lebaron, Jr., ESQ., and David S. Guin, ESQ.
- - -------------------------------------------------------------------------------
  (Name of Person(s) Filing Proxy Statement, if other than the Registrant)


Payment of filing fee (Check the appropriate box):

    [ ] $125 per Exchange Act Rule 0-11(c)(1)(ii), 14a-6(i)(1), or 14a-6(i)(2)
or Item 22(a)(2) of Schedule 14A.

    [ ] $500 per each party to the controversy pursuant to Exchange Act Rule 14a-6(i)(3).

    [ ] Fee computed on table below per Exchange Act Rules 14a-6(i)(4) and 0-11.

    (1) Title of each class of securities to which transaction applies:

- - --------------------------------------------------------------------------------

    (2) Aggregate number of securities to which transaction applies:

- - --------------------------------------------------------------------------------

    (3) Per unit price or other underlying value of transaction computed pursuant to Exchange Act Rule 0-11 (Set forth the amount on which the filing fee is calculated and state how it was determined):

- - --------------------------------------------------------------------------------

    (4) Proposed maximum aggregate value of transaction:

- - --------------------------------------------------------------------------------

    (5) Total fee paid:

- - --------------------------------------------------------------------------------

    [X] Fee paid previously with preliminary materials.

- - --------------------------------------------------------------------------------

    [ ] Check box if any part of the fee is offset as provided by Exchange Act Rule 0-11(a)(2) and identify the filing for which the offsetting fee was paid previously. Identify the previous filing by registration statement number, or the form or schedule and the date of its filing.

    (1) Amount previously paid:

- - --------------------------------------------------------------------------------

    (2) Form, schedule or registration statement no.:

- - --------------------------------------------------------------------------------

    (3) Filing party:

- - --------------------------------------------------------------------------------

    (4) Date filed:

- - --------------------------------------------------------------------------------

                        MACGREGOR SPORTS & FITNESS, INC.
                             8100 WHITE HORSE ROAD
                              GREENVILLE, SC 29611


                                                                 May 15, 1996



Dear Shareholder:


     You are cordially invited to attend a Special Meeting of Shareholders (the "Meeting" or "Special Meeting") of MacGregor Sports and Fitness, Inc., a Minnesota corporation ("MSF" or "MacGregor") to be held on Thursday, June 6, 1996, at 2:00 p.m., Central Daylight Time, at the Marquette Hotel, Stars Room, 710 Marquette Avenue, Minneapolis, Minnesota 55402. Only those individuals and entities who were holders of record of shares of MacGregor's Common Stock on May 1, 1996 (the "Record Date") are entitled to notice of and to vote at the Meeting. As of the Record Date, MacGregor had 9,144,497 shares of Common Stock issued and outstanding, each of which is entitled to one (1) vote at the Meeting. MacGregor had no shares of any other class of capital stock issued and outstanding as of the Record Date.



     At the Meeting, you will be asked to consider and vote upon the following six (6) proposals described more-fully herein: (i) the sale of the rights to use the MacGregor trademark and various related trademarks (the "MacGregor Rights") held by MSF's wholly-owned subsidiary MacGregor Sports Products, Inc. ("MSP"), to Hutch Sports U.S.A., Inc. ("Hutch"), a subsidiary of Roadmaster Industries, Inc. ("Roadmaster"); (ii) the execution and delivery of the attached Agreement and Plan of Merger, as amended (the "Merger Agreement"), between MSF, MG Acquisition Subsidiary, Inc., a Minnesota corporation, a newly-formed, wholly-owned subsidiary of MSF ("Subsidiary" or "MG"), and IntraNet Integration Group, Inc. (formerly known as Technical Publishing Solutions, Inc.), a Minnesota corporation ("TPSI"), pursuant to which Subsidiary shall be merged (the "Merger") with and into TPSI, with TPSI as the surviving corporation and as a wholly-owned subsidiary of MSF; (iii) the amendment and restatement of MSF's Articles of Incorporation in their entirety;
(iv) the election of a newly constituted MSF Board of Directors consisting of five members; (v) the adoption and ratification of a new 1994-1997 MSF Stock Option Plan; and (vi) the ratification and appointment of Lund Koehler Cox & Company, PLLP, as MSF's independent auditors for the fiscal years ending March 31, 1996 and March 31, 1997. For ease of reference the post-merger, publicly traded parent company is hereinafter referred to as "IntraNet". YOU SHOULD BE AWARE THAT PROPOSALS (I) AND (II) GIVE RISE TO DISSENTERS' RIGHTS UNDER MINNESOTA LAW. IF YOU WISH TO EXERCISE YOUR DISSENTERS' RIGHTS, YOU MUST FILE A WRITTEN NOTICE OF YOUR INTENT TO DO SO AND REFRAIN FROM VOTING FOR ONE OR BOTH OF PROPOSALS (I) AND (II). A MORE DETAILED DESCRIPTION OF THE PROCEDURE NECESSARY TO EXERCISE YOUR DISSENTERS' RIGHTS APPEARS IN THE ATTACHED PROXY STATEMENT UNDER THE CAPTIONS "SALE OF SUBSTANTIALLY ALL OF MACGREGOR'S ASSETS TO HUTCH - DISSENTERS' RIGHTS" AND "RATIFICATION AND APPROVAL OF THE MERGER AGREEMENT - DISSENTERS' RIGHTS."


     In connection with the proposed sale of the MacGregor Rights (which comprise substantially all of the assets of MSF) MSF has disposed of the residual liabilities left in its subsidiaries MSP and Carolina

Team Sports, Inc., a South Carolina corporation ("CTS"), by selling all of the issued and outstanding capital stock of MSP and CTS. If the proposed Merger becomes effective, each common shareholder of TPSI will be entitled to receive
1.736 shares of MSF common stock in exchange for each share of Company common stock held, of record, on the Effective Date of the Merger, as defined in the Merger Agreement. In addition, each option or warrant to purchase one share of the common stock of TPSI shall become an option or warrant to purchase 1.736 shares of MSF common stock. Any fractional shares of MSF's common stock resulting from the application of the exchange ratio shall be rounded either to the next higher or lower whole share, as the case may be. If the Amended and Restated Articles of Incorporation of MSF are approved, the rights of MacGregor's shareholders will be affected as described herein.



     THE COMBINED EFFECT OF THE SALE OF THE MACGREGOR RIGHTS AND THE MERGER WILL BE TO CHANGE THE BUSINESS CONDUCTED BY MACGREGOR. The proposed sale of the MacGregor Rights, the Merger and the amendment and restatement of MSF's Articles of Incorporation have each been approved by MSF's Board of Directors and the proposed Merger has been approved by the Boards of Directors of Subsidiary and TPSI. The sale of the MacGregor Rights, the Merger and the amendment and restatement of MSF's Articles of Incorporation are subject to approval by the holders of a majority of the outstanding common stock of MSF. The Merger is also subject to the approval of the shareholders of Subsidiary and TPSI.



     THE MACGREGOR BOARD OF DIRECTORS BELIEVES THAT THE SALE OF THE MACGREGOR RIGHTS, THE MERGER BETWEEN MSF, SUBSIDIARY AND TPSI AND THE AMENDMENT AND RESTATEMENT OF MSF'S ARTICLES OF INCORPORATION ARE EACH IN THE BEST INTEREST OF MACGREGOR SPORTS AND FITNESS, INC. AND ITS SHAREHOLDERS, AND, THEREFORE, UNANIMOUSLY RECOMMENDS THAT YOU VOTE IN FAVOR OF EACH OF SUCH PROPOSALS. IN ADDITION, THE MACGREGOR BOARD RECOMMENDS RATIFICATION OF THE NEW MSF STOCK OPTION PLAN AND THE APPOINTMENT OF LUND KOEHLER COX & COMPANY, PLLP AS MSF'S AUDITORS.



     Details of the background and reasons for each of the above proposals appear and are explained in the enclosed Proxy Statement. Additional information concerning MacGregor and TPSI is also set forth in the attached Proxy Statement. I urge you to read this material carefully.


     MSF's Board of Directors has engaged two investment bankers, R.J. Steichen & Co. and Summit Investment Corporation ("Summit"), both located in Minneapolis, Minnesota, to advise MSF, its Board of Directors and its shareholders in connection with the Merger and the matters discussed in this Proxy Statement.

     Specifically, MSF's Board of Directors has received a Fairness Opinion dated March 20, 1996 from Summit that the 1.736 Exchange Ratio being offered in the Merger is fair and reasonable from a financial point of view to you, as shareholders. A copy of Summit's Fairness Opinion is attached to the Proxy Statement as Exhibit F.

     In order to ensure that your vote is represented at the Meeting, please indicate your choice on the enclosed proxy card, date and sign it, and return it in the enclosed postage-paid envelope. You are also welcome to attend the Meeting, and may revoke your proxy and vote in person at the Meeting even if you have previously returned your proxy card.

Very truly yours,



Henry Fong
Chairman of the Board


PLEASE DO NOT SEND IN ANY STOCK CERTIFICATES AT THIS TIME. IF THE AGREEMENT AND PLAN OF MERGER IS ADOPTED AND RATIFIED BY MACGREGOR'S SHAREHOLDERS, YOU WILL BE SENT INSTRUCTIONS FROM NORWEST STOCK TRANSFER, MACGREGOR'S TRANSFER AGENT, REGARDING THE SURRENDER OF YOUR EXISTING MACGREGOR SPORTS & FITNESS, INC. STOCK CERTIFICATES.

                        MACGREGOR SPORTS & FITNESS, INC.
                             8100 WHITE HORSE ROAD
                              GREENVILLE, SC 29611



                   NOTICE OF SPECIAL MEETING OF SHAREHOLDERS
                                 TO BE HELD ON

                             THURSDAY, JUNE 6, 1996




TO THE SHAREHOLDERS OF MACGREGOR SPORTS & FITNESS, INC.:


     A Special Meeting of Shareholders (the "Meeting") of MacGregor Sports & Fitness, Inc., a Minnesota corporation ("MSF" or "MacGregor"), will be held in the Stars Room of the Marquette Hotel, 710 Marquette Avenue, Minneapolis, Minnesota 55402, on Thursday, June 6, 1996, at 2:00 p.m., Central Daylight Time, to consider and act upon the following proposals:


           1. The sale of the rights to use the MacGregor trademark and various related trademarks (the "MacGregor Rights") held by MSF's wholly-owned subsidiary, MacGregor Sports Products, Inc. ("MSP"), to Hutch Sports U.S.A., Inc. ("Hutch"), a subsidiary of Roadmaster Industries, Inc. ("Roadmaster");


           2. The approval of the Agreement and Plan of Merger, dated and entered into on January 16, 1996, as amended on March 20, 1996 (the "Merger Agreement"), among MacGregor, IntraNet Integration Group, Inc. (formerly known as Technical Publishing Solutions, Inc.), a Minnesota corporation ("TPSI") and MG Acquisition Subsidiary, Inc., a Minnesota corporation, a wholly-owned subsidiary of MacGregor ("Subsidiary"), a copy of which Merger Agreement is attached hereto as Exhibit D and incorporated herein by reference, pursuant to which: (a) Subsidiary will be merged with and into TPSI (the "Merger"), with TPSI as the surviving corporation, and further, with the result that TPSI shall become a wholly-owned subsidiary of MacGregor (for ease of reference, the post-merger, publicly traded parent company is hereinafter referred to as "IntraNet"); and (b) each of the owners of issued and outstanding Company common stock will be entitled to receive 1.736 shares of MacGregor's common stock in exchange and conversion for each share of Company common stock held, of record, on the Effective Date of the Merger, as defined in the Merger Agreement and each option or warrant to purchase one share of the common stock of TPSI outstanding on the Effective Date of the Merger shall become an option or warrant to purchase 1.736 shares of MSF common stock;



           3. The amendment and restatement of MacGregor's Articles of Incorporation to effect a name change, eliminate the classes of preferred stock and reduce the par value of the common stock, as more fully set forth in Exhibit E attached hereto and incorporated herein by reference;



           4. The election of a newly-constituted MacGregor Board of Directors consisting of five (5) members;

           5. The adoption and ratification of a new 1994-1997 MacGregor Stock Option Plan, a copy of which Stock Option Plan is attached hereto as Exhibit H;



           6. The ratification and appointment of Lund Koehler Cox & Company, PLLP as MacGregor's independent auditors for the fiscal years ending March 31, 1996 and March 31, 1997; and



           7. A proposal to adjourn the Meeting to a later date to permit further solicitation of proxies in the event an insufficient number of shares of MacGregor Common Stock are present, in person or by proxy, at the Meeting to approve the Merger Agreement and all of the matters summarized above.



     You should be aware that proposals (i) and (ii) give rise to dissenters' rights under Minnesota law. If you wish to exercise your dissenters' rights, you must file a written notice of your intent to do so and not vote in favor of one or both of proposals (i) and (ii). A more detailed description of the procedure necessary to exercise your dissenters' rights appears in the attached Proxy Statement under the captions "Sale Of Substantially All Of MacGregor's Assets To Hutch - Dissenters' Rights" and "Ratification And Approval Of The Merger Agreement - Dissenters' Rights."



     Only those individuals and entities who were holders of record of shares of MacGregor's Common Stock on May 1, 1996 (the "Record Date") are entitled to notice of and to vote at the Meeting. As of the Record Date, MacGregor had 9,144,497 shares of Common Stock issued and outstanding. MacGregor had no shares of any other class of capital stock issued and outstanding as of the Record Date.


                                       BY ORDER OF THE BOARD OF DIRECTORS,



                                       Henry Fong,
                                       Chairman



Dated:  May 15, 1996




     YOU ARE CORDIALLY INVITED TO ATTEND THE MEETING. HOWEVER, WHETHER OR NOT YOU PLAN TO BE PERSONALLY PRESENT AT THE MEETING, PLEASE COMPLETE, DATE, AND SIGN THE ACCOMPANYING PROXY CARD AND MAIL IT PROMPTLY IN THE ENCLOSED SELF-ADDRESSED STAMPED RETURN ENVELOPE. IF YOU LATER DESIRE TO REVOKE YOUR PROXY AND VOTE YOUR SHARES AT THE MEETING, YOU MAY DO SO AT ANY TIME BEFORE IT IS EXERCISED AT THE MEETING.


     AT THIS TIME, PLEASE DO NOT SEND IN ANY OF YOUR OUTSTANDING MSF STOCK CERTIFICATES IN CONNECTION WITH THE MERGER. YOU SHALL RECEIVE SUPPLEMENTAL CORRESPONDENCE FROM NORWEST STOCK TRANSFER, MACGREGOR'S TRANSFER AGENT, CONCERNING THE REISSUANCE OF YOUR SHARES

SUBSEQUENT TO, AND CONDITIONED UPON, APPROVAL OF EACH OF THE PROPOSALS SET FORTH ABOVE.

                                PROXY STATEMENT

                     FOR A SPECIAL MEETING OF SHAREHOLDERS

                       TO BE HELD THURSDAY, JUNE 6, 1996



                               TABLE OF CONTENTS



                                                                                                                Page
INTRODUCTION.................................................................................................   (iii)

AVAILABLE INFORMATION........................................................................................  (viii)

SUMMARY OF PROXY STATEMENT...................................................................................       1

GLOSSARY OF TECHNICAL TERMS..................................................................................       6

COMPARATIVE PER SHARE MARKET INFORMATION.....................................................................       8

PROPOSAL NUMBER I............................................................................................      12
     THE SALE OF SUBSTANTIALLY ALL OF MACGREGOR'S ASSETS TO HUTCH............................................      12
           Background........................................................................................      12
           The Proposed Transaction..........................................................................      13
           Management Recommendation and Rationale for the Transaction.......................................      13
           Dissenter's Rights................................................................................      14
           Related Parties...................................................................................      16

PROPOSAL NUMBER II...........................................................................................      17
     APPROVAL OF THE MERGER AGREEMENT........................................................................      17
           General Information...............................................................................      17
           Common Stock......................................................................................      18
           The Merger........................................................................................      23
           Management Recommendation and Rationale for the Transaction.......................................      24
           Opinion of MSF's Financial Advisor................................................................      25
           Treatment of MacGregor and TPSI Options and Employee Stock Option Plans...........................      28
           Interests of Certain Persons in the Merger........................................................      29
           Conditions to the Merger; Termination.............................................................      29
           Fees and Expenses.................................................................................      30
           No Solicitation...................................................................................      31
           Effective Time of the Merger......................................................................      31
           Certain Federal Income Tax Consequences...........................................................      31
           Dissenter's Rights................................................................................      32
           Certain Risk Factors to Consider..................................................................      32
           Management's Discussion and Analysis of Financial Condition and Results of
                 Operations..................................................................................      36
                 MacGregor...................................................................................      36
                 TPSI........................................................................................      39






                                     (i)

     SECURITY OWNERSHIP OF CERTAIN BENEFICIAL OWNERS AND
                  MANAGEMENT....................................................................................   45

PROPOSAL NUMBER III.............................................................................................   47
     AMENDMENT AND RESTATEMENT OF MACGREGOR'S ARTICLES OF
                  INCORPORATION IN THEIR ENTIRETY...............................................................   47
                  General.......................................................................................   47
                  Management Recommendation and Rationale for the Amendments....................................   47

PROPOSAL NUMBER IV..............................................................................................   49
     ELECTION OF A NEWLY CONSTITUTED BOARD OF DIRECTORS OF
                  MACGREGOR CONSISTING OF FIVE (5) MEMBERS......................................................   49
     SUMMARY COMPENSATION TABLE.................................................................................   50
                  Certain Transactions..........................................................................   50

PROPOSAL NUMBER V...............................................................................................   52
     ADOPTION OF INTRANET SOLUTIONS, INC. 1994-1997 STOCK OPTION
                  PLAN..........................................................................................   52
                  Certain Federal Income Tax Consequences.......................................................   54

PROPOSAL NUMBER VI..............................................................................................   57
     THE RATIFICATION AND APPOINTMENT OF LUND KOEHLER COX &
                  COMPANY, PLLP AS MACGREGOR'S INDEPENDENT AUDITORS FOR
                  THE FISCAL YEARS ENDING MARCH 31, 1996 AND MARCH 31, 1997.....................................   57

PROPOSAL NUMBER VII.............................................................................................   58
     A PROPOSAL TO ADJOURN THE MEETING TO A LATER DATE TO PERMIT
                  FURTHER SOLICITATION OF PROXIES IN THE EVENT AN...............................................   58
                  INSUFFICIENT NUMBER OF SHARES OF MACGREGOR COMMON
                  STOCK IS PRESENT, IN PERSON OR BY PROXY, AT THE MEETING TO
                  APPROVE THE MERGER AGREEMENT AND THE MATTERS
                  SUMMARIZED ABOVE

OTHER BUSINESS..................................................................................................   58

EXPERTS.........................................................................................................   58

CERTAIN LEGAL MATTERS...........................................................................................   59

EXHIBIT INDEX...................................................................................................   60




                                     (ii)

                                  INTRODUCTION


     This Proxy Statement has been prepared in connection with a Special Meeting (the "Meeting") of shareholders of MacGregor Sports & Fitness, Inc., a Minnesota corporation ("MSF" or "MacGregor"), and is being furnished to the holders of MacGregor's Common Stock, $.02 par value ("MacGregor Common Stock"), in connection with the solicitation of proxies by MacGregor's Board of Directors for use at the Meeting. The Meeting will be held in the Stars Room of the Marquette Hotel, 710 Marquette Avenue, Minneapolis, Minnesota, on Thursday, June 6, 1996, at 2:00 p.m., Central Daylight Time. Only those individuals and entities who were holders of record of shares of MacGregor's Common Stock on May 1, 1996 (the "Record Date") are entitled to notice of and to vote at the Meeting. As of the Record Date, MacGregor had 9,144,497 shares of Common Stock issued and outstanding. MacGregor had no shares of any other class of capital stock issued and outstanding as of the Record Date.


PROPOSALS OF SECURITY HOLDERS


     Any holders of Securities of MacGregor who wish to submit a proposal to be considered at the next annual meeting of Shareholders must insure that such proposal is delivered to IntraNet by April 1, 1997.


THE SIX PROPOSALS


     The Meeting has been called to consider and vote upon: (i) the sale of all the rights of MacGregor Sports Products, Inc., MacGregor's wholly-owned subsidiary ("MSP"), in and to the "MacGregor" trademark pursuant to certain license agreements and certain related trademarks (the "MacGregor Rights"), which comprise substantially all of MacGregor's assets, to Hutch Sports U.S.A., Inc. ("Hutch"), a subsidiary of Roadmaster Industries, Inc. ("Roadmaster"). MacGregor and Roadmaster are affiliates in that they are both under the indirect control of Mr. Henry Fong; (ii) the ratification of the attached Agreement and Plan of Merger, as amended (the "Merger Agreement"), among MacGregor, MG Acquisition Subsidiary, Inc., a Minnesota corporation ("Subsidiary" or "MG"), and IntraNet Integration Group, Inc. (formerly known as Technical Publishing Solutions, Inc.), a Minnesota corporation ("TPSI"), pursuant to which MacGregor's newly-formed wholly-owned subsidiary, MG, shall be merged (the "Merger") with and into TPSI, with TPSI as the surviving corporation and as a wholly-owned subsidiary of MacGregor (for ease of reference, the post-merger, publicly traded parent company is hereinafter referred to as "IntraNet")(TPSI is not an affiliate of either MSF or Roadmaster); (iii) the amendment and restatement of the MacGregor's Articles of Incorporation in their entirety; (iv) the election of a newly constituted MacGregor Board of Directors consisting of five members; (v) the adoption and ratification of a new 1994-1997 MacGregor Stock Option Plan; and (vi) the ratification and appointment of Lund Koehler Cox & Company, PLLP, as MacGregor's independent auditors for the fiscal years ending March 31, 1996 and March 31, 1997. Consummation of the Merger is conditioned upon approval of proposals (i) and (iv) above. If MacGregor's shareholders do not approve the sale of substantially all of MacGregor's assets to Hutch, TPSI will not proceed with the Merger regardless of whether it is approved by MacGregor's shareholders. Each of proposals (iii), (iv), (v), and (vi) above is conditioned on the approval of proposal (ii). If MacGregor's shareholders do not approve the Merger, MacGregor will not take any of the actions described in proposals (iii), (iv), (v) or (vi), regardless of whether such proposals are approved by MacGregor's shareholders.




                                    (iii)

     THE COMBINED EFFECT OF THE PROPOSED SALE OF MACGREGOR'S ASSETS AND THE PROPOSED MERGER WILL BE TO ENTIRELY CHANGE THE LINE OF BUSINESS IN WHICH MACGREGOR ENGAGES. The current shareholders of MacGregor will continue to hold Shares of the merged entity. However, the business engaged in by the merged entity will be that of document-based information management systems rather than sporting goods. In addition, the proposed Merger would result in a decrease in the percentage ownership of MacGregor's current shareholders from 100% to as little as 33% of the post-merger entity. See: "Ratification And Approval Of The Merger Agreement-Management Of IntraNet After The Merger."



                                       I.


     Sale of the MacGregor Rights to Hutch. At the Meeting, you will be asked to approve the sale of the MacGregor Rights to Hutch for a purchase price of $2,910,000 payable as follows: (i) $1,000,000 in cash at closing, and (ii) an unsecured promissory note in the amount of $1,910,000. In response to this agreement, MacGregor reduced the carrying value of its intangible assets by $1,200,000, the amount by which the book value of those assets exceeded the actual price MacGregor was able to realize on the sale thereof. See:
"Proposal Number I; The Sale Of Substantially All Of MacGregor's Assets To
Hutch."



                                      II.


     The Merger. At the Meeting, you will be asked to approve and ratify an Agreement and Plan of Merger dated January 16, 1996, as amended on March 20, 1996 (the "Merger Agreement"), by and among MacGregor, MG Acquisition Subsidiary, Inc., a Minnesota corporation, a newly-formed, wholly-owned subsidiary of MacGregor ("MG" or "Subsidiary"), and IntraNet Integration Group, Inc. (formerly known as Technical Publishing Solutions, Inc.), a Minnesota corporation ("TPSI"), providing for the merger (the "Merger") of Subsidiary into TPSI. If the proposed Merger is consummated, each outstanding share of TPSI's Common Stock, $.001 par value ("TPSI Common Stock"), will be converted into 1.736 shares (the "Exchange Ratio") of MacGregor Common Stock and each option or warrant to purchase one share of TPSI Common Stock shall become an option or warrant to purchase 1.736 shares of MacGregor Common Stock. TPSI's shareholders shall be entitled to: (a) one time-demand registration rights exercisable for eighteen (18) months after the Effective Date; and (b) piggy-back registration rights exercisable for a period of thirty-six (36) months after the Effective Date. TPSI shareholder Robert F. Olson shall be subject to a one-year lock-up agreement. Based on the closing bid price of $3.1875 of MacGregor Common Stock on the NASDAQ composite tape on January 16, 1996, the Exchange Ratio would have resulted in TPSI's shareholders receiving approximately $57,375,000 in market value of MacGregor Common Stock, if the Merger had been effective on that date. Because the Exchange Ratio is fixed by the Merger Agreement and the market price of MacGregor Common Stock is subject to fluctuation, the market price of MacGregor Common Stock may increase or decrease prior to the Merger, thereby increasing or decreasing the market value of the shares of MacGregor Common Stock which TPSI's shareholders will receive in the Merger. See: "Proposal Number II; Ratification And Approval Of The Merger Agreement."



     In the event the proposed Merger is consummated, MacGregor will issue approximately 18,000,000 shares of MacGregor Common Stock in exchange for all of TPSI Common Stock outstanding at such time, which would constitute, as of the Effective Time, approximately 60% of the outstanding





                                     (iv)
shares of MacGregor Common Stock after giving effect to such issuance. MacGregor may also issue up to approximately 5,756,194 additional shares of MacGregor Common Stock upon exercise of outstanding employee stock options granted by TPSI and pursuant to TPSI's employee stock purchase plans, and 272,118 shares issuable pursuant to TPSI stock purchase warrants, which will be assumed by MacGregor in the Merger. The TPSI Stock purchase warrants are immediately exercisable. The employee stock options generally vest over periods of one to five years. (For more information regarding MacGregor or TPSI's outstanding stock options and stock purchase plans, see "Ratification And Approval Of The Merger Agreement-Treatment Of MacGregor And TPSI Options And Employee Stock Option Plans.")



     TPSI is a Minneapolis-based technology company focused on document-based information management systems. TPSI's present customer base includes over 200 accounts, primarily Fortune 1500 organizations. In addition to its corporate offices in Minneapolis, TPSI has sales offices in Milwaukee, Denver, and Phoenix, with independent sales representation in Boston and Atlanta. In mid-1994, TPSI began IntraNet Distribution Group, Inc. (formerly known as DocuPro Services, Inc., hereinafter "IDG"), a wholly-owned subsidiary. IDG offers customers a service for off-site electronic document warehousing, electronic demand publishing, and multiple methods of digital distribution of information.



     TPSI will record the transaction as an acquisition and recapitalization. Accordingly, for accounting purposes, TPSI is assumed to be the acquirer. Subsequent to the transaction, the historical financial statements will be those of TPSI. MacGregor will change its fiscal year end to March 31.


                                      III.


     Amendment and Restatement of MacGregor Articles of Incorporation. At the Meeting you will also be asked to approve the amendment and restatement of MacGregor's Articles of Incorporation. The Amended and Restated Articles of Incorporation provide only for the issuance of Common Stock, thereby eliminating MacGregor's ability to issue preferred stock. In addition, the Amended and Restated Articles will change the par value of MacGregor Common Stock from $0.02 to $0.01. Finally, the Amended and Restated Articles will change MacGregor's name from "MacGregor Sports & Fitness, Inc." to "IntraNet Solutions, Inc." See: "Proposal Number III; Amendment And Restatement Of MacGregor's Articles Of Incorporation In Their Entirety."



                                      IV.


     Election of Five Directors. At the Meeting, you will also be asked to elect a new Board of Directors consisting of five (5) members. MacGregor's existing Board of Directors is recommending election of the following five (5) individuals: Henry Fong; Robert F. Olson; Jeffrey J. Sjobeck; Ronald E. Eibensteiner; and David D. Koentopf. Of these nominees, only Mr. Fong currently serves as a director of MacGregor. See: "Proposal Number IV; Election Of A Newly Constituted Board Of Directors Of MacGregor Consisting Of Five (5) Members."






                                     (v)

                                       V.


     Adoption of a New MacGregor 1994-1997 Stock Option Plan. At the Meeting, you will also be asked to approve a new 1994-1997 Stock Option Plan for the benefit of MacGregor's employees, consultants, advisors and non-employee directors. The stock option plan is more fully described herein. See:
"Proposal Number V; Adoption And Ratification Of A MacGregor Stock Option
Plan."



                                      VI.


     Appointment of MacGregor Independent Auditors. At the meeting, you will also be asked to approve, conditioned upon approval of the Merger, the appointment of Lund Koehler Cox & Company, PLLP as MacGregor's independent auditors for the fiscal years ending March 31, 1996 and March 31, 1997.
Gelfond Hochstadt Pangburn & Co. is MacGregor's current independent auditor. MacGregor's Board of Directors has determined that Lund Koehler Cox & Company PLLP, currently TPSI's independent auditor, would prove more appropriate as independent auditors if the Merger is consummated, due to its familiarity with the business of TPSI. See: "Proposal Number VI; The Ratification And Appointment Of Lund Koehler Cox & Company, PLLP As MacGregor's Auditors For The Fiscal Years Ending March 31, 1996 And March 31, 1997."


VOTING REQUIREMENTS


     Votes Required. Approval of Proposals I, II, and III, the (i) sale of the MacGregor Rights to Hutch, (ii) approval of the Merger, and (iii) approval of MacGregor's Amended and Restated Articles of Incorporation, respectively, require the affirmative vote of the holders of a majority of the outstanding shares of MacGregor Common Stock. Approval of Proposals IV, V and VI, the (i) election of directors, (ii) adoption of a Stock Option Plan and (iii) appointment of MacGregor's independent auditors, respectively, require the affirmative vote of the holders of a majority of the shares of MacGregor Common Stock represented in person or by proxy at the Meeting, assuming a quorum is present at the Meeting. See: "Proxies; Solicitation; Quorum Requirements."


PROXIES; SOLICITATION; QUORUM REQUIREMENTS


     Any person signing and mailing the enclosed proxy may revoke the proxy at any time prior to its exercise by (i) executing a subsequent proxy; (ii) notifying the Secretary of MacGregor of such revocation in a written notice received by him at MacGregor Sports & Fitness, Inc., 8100 White Horse Road, Greenville, South Carolina 29611, prior to the Meeting; or (iii) attending the Meeting and voting in person.



     The cost of solicitation of proxies will be borne by MacGregor. In addition to the use of the mails, proxies may be solicited personally, or by telephone or facsimile, by directors of MacGregor (each a "Director" and collectively, the "Directors") and executive officers and regular employees of MacGregor. MacGregor does not now expect to pay any compensation for the solicitation proxies, but will reimburse brokers and other persons holding shares in their names or in the names of nominees for their expenses in sending proxy material to principals and obtaining their proxies.



     Shares of MacGregor represented by properly executed proxies will, unless such proxies have been previously revoked, be voted in accordance with the instructions indicated in the proxies. Unless





                                     (vi)
otherwise instructed in the proxy, the agent named in the proxy intends to cast the proxy votes (i) FOR the approval of the sale of the MacGregor Rights to Hutch; (ii) FOR the Merger through the adoption of the Merger Agreement and related transactions; (iii) FOR the approval of the amendment and restatement of MacGregor's Articles of Incorporation; (iv) FOR the election of management's slate of directors; (v) FOR the adoption and ratification of MacGregor's Stock Option Plan; and (vi) FOR the ratification and appointment of Lund Koehler Cox & Company, PLLP as MacGregor's independent auditors for the fiscal years ending March 31, 1996 and March 31, 1997.



     A quorum must be present at the Meeting before action can be taken on the proposals. The presence, in person or by proxy, of the holders of a majority of MacGregor's shares outstanding on the record date is required for a quorum at the Meeting. The shares of MacGregor Common Stock held by Henry Fong and his affiliates present in person or by proxy at the Meeting will be counted in determining whether a quorum is present at the Meeting. As to all anticipated votes, each share will have one (1) vote, except that Mr. Fong and his affiliates California Pro Sports, Inc., Equitex, Inc. and Roadmaster Industries, Inc., who own 1.9%, 25.13% and 1.20% of the outstanding shares of MacGregor Common Stock, respectively, will abstain from voting on Proposal No.
1. As to each matter to be voted on, abstentions will be treated as shares present and entitled to vote for purposes of determining whether a quorum is present, but not voted for purposes of determining the approval of any matter submitted to the shareholders for a vote. If a proxy returned by a broker indicates that the broker does not have discretionary authority to vote some or all of the shares covered thereby for any matter submitted to the shareholders for a vote, such shares will be considered to be present for purposes of determining whether a quorum is present, but will not be considered to be present and entitled to vote at the Meeting.



     The presence, in person or by proxy, of the holders of a majority of the MacGregor Common Stock is necessary to constitute a quorum at the Meeting for purposes of the vote of the MacGregor Common Stock. All directors and executive officers and certain other shareholders of MacGregor have agreed to vote the shares of MacGregor Common Stock they hold for the proposals described in this Proxy Statement. These shareholders own an aggregate of 3,578,046 shares of MacGregor Common Stock (approximately 30% of the MacGregor Common Stock entitled to be voted at the Meeting).



     MACGREGOR HAS NOT, AND WILL NOT, FILE A REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933, AS AMENDED (THE "SECURITIES ACT"), WITH THE SECURITIES AND EXCHANGE COMMISSION (THE "SEC"), COVERING THE SHARES OF MACGREGOR COMMON STOCK TO BE ISSUED IN THE EVENT THE PROPOSED MERGER IS CONSUMMATED. AS SUCH, THE SHARES OF MACGREGOR COMMON STOCK RECEIVED BY TPSI SHAREHOLDERS WILL NOT BE REGISTERED UNDER THE ACT AND SUCH TPSI SHAREHOLDERS WILL NOT BE ABLE TO RESELL SUCH SHARES OF MACGREGOR COMMON STOCK WITHOUT PRIOR REGISTRATION UNDER THE ACT OR PURSUANT TO A SALE WHICH IS EXEMPT FROM THE REGISTRATION REQUIREMENTS OF THE ACT AND ALL APPLICABLE STATE LAWS.



     All information concerning MacGregor contained in this Proxy Statement has been supplied by MacGregor, and all information concerning TPSI contained in this Proxy Statement has been supplied by TPSI.



     This Proxy Statement is dated May 15, 1996, and is first being mailed on or about May 15, 1996 to the record holders of MacGregor Common Stock as of May 1, 1996.




                                     (vii)

     NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATION OTHER THAN AS CONTAINED HEREIN IN CONNECTION WITH THE MATTERS DESCRIBED HEREIN, AND, IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATION MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY MACGREGOR OR TPSI. THIS PROXY STATEMENT DOES NOT CONSTITUTE THE SOLICITATION OF A PROXY, IN ANY JURISDICTION IN WHICH, OR TO ANY PERSON TO WHOM, IT IS UNLAWFUL TO MAKE SUCH A PROXY SOLICITATION. THE DELIVERY OF THIS PROXY STATEMENT SHALL NOT, UNDER ANY CIRCUMSTANCES, CREATE ANY IMPLICATION THAT THERE HAS BEEN NO CHANGE IN THE AFFAIRS OF MACGREGOR OR TPSI SINCE THE DATE HEREOF OR THAT THE INFORMATION SET FORTH OR INCORPORATED BY REFERENCE HEREIN IS CORRECT AS OF ANY TIME SUBSEQUENT TO ITS DATE.




                             AVAILABLE INFORMATION




     MacGregor is subject to the informational requirements of the Securities Exchange Act of 1934, as amended (the "Exchange Act"), and in accordance therewith, files periodic reports and other information with the SEC. Such reports and other information filed by MacGregor may be inspected and copied at the public reference facilities maintained by the SEC at 450 Fifth Street, N.W., Washington, D.C. 20549, and at the regional offices of the SEC located at 75 Park Place, New York, New York 10007 and 500 West Madison Street, Chicago, Illinois 60661. Copies of such material can be obtained from the Public Reference Section of the SEC at 450 Fifth Street, N.W., Washington, D.C. 20549, at prescribed rates. Such reports and other information filed by MacGregor also may be inspected at the offices of the National Association of Securities Dealers, Inc., Reports Section, 1735 K Street, N.W., Washington, D.C. 20006.





                                    (viii)

                           SUMMARY OF PROXY STATEMENT


     Certain significant matters discussed in this Proxy Statement are summarized below. This Summary is not intended to be complete and is qualified in all respects by reference to the more detailed information appearing, or incorporated by reference, elsewhere in this Proxy Statement. Shareholders are urged to review the entire Proxy Statement carefully (including all Exhibits, financial statements and notes thereto and any documents incorporated herein by reference).




Date, Time and Place of Meeting  The Meeting will be held on Thursday,
                                 June 6, 1996, at 2:00 p.m., Central Daylight
                                 Time, in the Stars Room of the Marquette
                                 Hotel, 710 Marquette Avenue, Minneapolis,
                                 Minnesota.



Record Date                      Holders of record of MacGregor's Common
                                 Stock on May 1, 1996 are entitled to receive notice of and to vote at the Meeting.



Purpose of the Meeting           At the Meeting, or any adjournment
                                 thereof, the holders of MacGregor Common Stock will be asked to consider and vote upon proposals to: (i) approve the sale of the MacGregor Rights to Hutch, (ii) approve the
                                 Merger Agreement and the transactions
                                 contemplated thereby, (iii) approve
                                 MacGregor's Amended and Restated Articles of
                                 Incorporation (a copy of which is attached hereto as Exhibit E), (iv) elect a new slate of directors, (v) approve and adopt a new
                                 MacGregor Stock Option Plan, and (vi) approve the appointment of MacGregor's independent auditors.



Required Votes                   Approval of Proposals I, II and III,
                                 the (i) sale of the MacGregor Rights to Hutch,
                                 (ii) approval of the Merger, and (iii)
                                 approval of MacGregor's Amended and Restated
                                 Articles of Incorporation, respectively, requires the affirmative vote of the holders of a majority of the outstanding shares of MacGregor Common Stock. Approval of Proposals
                                 IV, V and VI, the (i) election of directors,
                                 (ii) adoption of a Stock Option Plan and (iii) appointment of MacGregor's independent auditors, respectively, requires the affirmative vote of the holders of a majority of the shares of MacGregor Common Stock represented in person or by proxy at the Meeting.




Sale of Assets                   MacGregor intends to sell substantially
                                 all of its assets. MacGregor intends to cause its subsidiary, MSP, to sell the MacGregor
                                 Rights owned by MSP to Hutch for a purchase price of $2,910,000; consisting of $100,000 in cash and $1,910,000 in the form of an unsecured promissory note. MacGregor has
                                                disposed of its subsidiaries
                                                MSP and Carolina Team Sports, a
                                                South Carolina corporation
                                                ("CTS") by selling them for a
                                                purchase price of $10.  A
                                                detailed description of the
                                                assets held by MSP and CTS
                                                appears later in this Proxy
                                                Statement at page 12.  The
                                                combined effect of the proposed
                                                sale of assets and the Merger
                                                (see below) will be to change
                                                the nature of MacGregor's
                                                business.  See:  "The Sale Of
                                                Substantially All Of
                                                MacGregor's Assets To
                                                Hutch - The Proposed
                                                Transaction."




Recommendation of Board of Directors            The Board of Directors
                                                believes that disposition of
                                                the MacGregor Rights will allow
                                                it to maximize the value of
                                                those assets while at the same
                                                time relieving MacGregor of
                                                potential liabilities.
                                                Management has investigated the
                                                sale of the MacGregor Rights to
                                                other parties and believes the
                                                proposed transaction offers the
                                                best outcome for the MacGregor
                                                and its shareholders.  See:
                                                "The Sale Of Substantially All
                                                Of MacGregor's Assets To Hutch
                                                - Management Recommendation And
                                                Rationale For The Transaction."



Interests of Certain Persons in Sale of Assets  Henry Fong, Chairman of
                                                the MacGregor's Board of
                                                Directors, is also the
                                                President and Chairman of the
                                                Board, and indirectly a
                                                controlling shareholder of,
                                                Roadmaster and Chairman of
                                                California Pro Sports, Inc.
                                                ("California Pro").  Because
                                                all of MacGregor, Roadmaster
                                                and California Pro are
                                                indirectly under the common
                                                control of Mr. Fong, Roadmaster
                                                and California Pro are
                                                considered affiliates of
                                                MacGregor for SEC reporting
                                                purposes.  In addition, Mr.
                                                Fong is the President, a
                                                director and controlling
                                                shareholder of Equitex, Inc.
                                                ("Equitex"), a Denver-based
                                                business development company.
                                                Equitex is a principal
                                                shareholder of MacGregor and
                                                also owns some 10.2% of the
                                                stock of Roadmaster.  Through
                                                his affiliation with Equitex,
                                                Roadmaster and California Pro,
                                                Mr. Fong, who owns no shares of
                                                MacGregor Common Stock and
                                                warrants to purchase only
                                                250,200 shares of MacGregor
                                                Common Stock in his own name,
                                                may be deemed to be a
                                                beneficial owner of 3,342,517
                                                shares of MacGregor Common
                                                Stock and warrants to purchase
                                                250,200 shares of MacGregor
                                                Common Stock.  See:  "The Sale
                                                Of Substantially All Of
                                                MacGregor's Assets to Hutch -
                                                Related Parties."




The Merger                                      At the Effective Time
                                                (as defined below), TPSI will
                                                be merged into Subsidiary, and
                                                each outstanding share of

                                                TPSI Common Stock will be
                                                converted into 1.736 shares of
                                                MacGregor Common Stock and each
                                                option or warrant to purchase
                                                one share of TPSI Common Stock
                                                shall become an option or
                                                warrant to purchase 1.736
                                                shares of MacGregor Common
                                                Stock.  Based on the closing
                                                bid price of $3.1875 of
                                                MacGregor Common Stock on the
                                                NASDAQ SmallCap Market
                                                ("NASDAQ") composite tape on
                                                January 16, 1996, the Exchange
                                                Ratio would have resulted in
                                                TPSI shareholders receiving
                                                approximately $57,375,000 in
                                                market value of MacGregor
                                                Common Stock, if the Merger had
                                                been effective on that date.
                                                Because the Exchange Ratio is
                                                fixed by the Merger Agreement
                                                and the market price of
                                                MacGregor Common Stock is
                                                subject to fluctuation, the
                                                market price of MacGregor
                                                Common Stock may increase or
                                                decrease prior to the Merger,
                                                thereby increasing or
                                                decreasing the market value of
                                                the shares of MacGregor Common
                                                Stock that TPSI shareholders
                                                will receive in the Merger.
                                                See:  "Approval Of The Merger
                                                Agreement - The Merger."




IntraNet Integration Group, Inc. (formerly      TPSI is a Minneapolis-based
known as Technical Publishing Solutions,        technology company focused on
Inc.)                                           document-based information
                                                management systems.  TPSI's
                                                present customer base includes
                                                over 200 accounts, primarily
                                                Fortune 1500 organizations.  In
                                                addition to its corporate
                                                offices in Minneapolis, TPSI
                                                has sales offices in Milwaukee,
                                                Denver, and Phoenix, with
                                                independent sales
                                                representation in Boston and
                                                Atlanta.  In mid-1994, TPSI
                                                began IntraNet Distribution
                                                Group, Inc. (formerly known as
                                                DocuPro Services, Inc.,
                                                hereinafter "IDG"), a
                                                wholly-owned subsidiary.  IDG
                                                offers customers a service for
                                                off-site electronic document
                                                warehousing, electronic demand
                                                publishing, and multiple
                                                methods of digital distribution
                                                of information.  See:
                                                "Approval Of The Merger
                                                Agreement - Management Of
                                                MacGregor After The
                                                Merger."




Recommendation of Board of Directors            MacGregor's Board of
                                                Directors, after considering
                                                many issues (as more fully
                                                discussed herein) but which
                                                include, although not limited
                                                to, the Fairness Opinion
                                                discussed herein, has
                                                determined that the proposed
                                                Merger is fair and in the best
                                                interest of MacGregor and its
                                                shareholders.  As such,
                                                MacGregor's Board of Directors
                                                recommends approval of the
                                                proposed merger.  See:
                                                "Approval Of The Merger
                                                Agreement - Management
                                                Recommendation And Rationale
                                                For The Transaction."

Closing Date and Effective Time of  If the Merger Agreement is approved and
the Merger                          ratified at the Meeting, and all other
                                    conditions to the Merger have been met
                                    (or waived), the parties expect the Merger to be effective on the day of the Meeting, or shortly thereafter, upon the filing of Articles of Merger with the Minnesota
                                    Secretary of State. The time of such filing is referred to in this Proxy Statement as the "Effective Time." See: "Approval Of
                                    The Merger Agreement - Effective Time Of
                                    The Merger."



Conditions to Merger                The respective obligations of MacGregor and
                                    TPSI to consummate the Merger are subject to a number of contingencies relating to MacGregor's financial condition at the
                                    Effective Time.  In addition, TPSI and
                                    MacGregor must have completed a
                                    satisfactory due diligence of the other, all representations and warranties of the parties must be true as of the Effective
                                    Time, all covenants must have been
                                    performed and there must have been no
                                    material adverse change relating to either entity. See: "Approval Of The Merger
                                    Agreement - Conditions To The Merger;
                                    Termination."



Dissenter's Rights                  Pursuant to Section 302A.471 of the
                                    Minnesota Business Corporations Act,
                                    holders of record of MacGregor Common Stock who file a written objection to the Sale of the MacGregor Rights and/or the Merger with MacGregor at or prior to the time the vote is taken at the Meeting, and who do not vote in favor of the Sale of the MacGregor
                                    Rights or the Merger, may make written
                                    demand on MacGregor for payment of the fair value of their shares. Persons whose shares are not owned of record by them and who desire to make such written demand should contact the holder of record. Any shareholder failing to make such demand within the statutory period will lose his or her right to receive payment of the fair value of his or her shares and will be bound by the terms of the Sale of the MacGregor Rights and the Merger Agreement, assuming such transactions are approved by the holders of MacGregor Common Stock as a whole. THE FAILURE BY A SHAREHOLDER TO
                                    TAKE ANY STEP IN A TIMELY MANNER IN
                                    CONNECTION WITH THE EXERCISE OF SUCH
                                    DISSENTERS' RIGHTS MAY RESULT IN
                                    TERMINATION OR WAIVER OF DISSENTERS'
                                    RIGHTS. Accordingly, shareholders who seek to perfect such rights are advised to follow the statutory procedures precisely as set forth in Minnesota Statutes, Section
                                    302A.473, copies of which are appended
                                    hereto as Exhibit G.  See:  "Sale Of
                                    Substantially All Of

                                     MacGregor's Assets To Hutch -
                                     Dissenter's Rights," "Approval Of The
                                     Merger Agreement - Dissenter's Rights," and
                                     Exhibit G to this Proxy Statement.




Termination of Merger Agreement      In the event that one party is unable or
                                     unwilling to consummate the Merger for
                                     reasons other than those specifically
                                     provided for in the Merger Agreement, the party who fails or refuses to perform is required to pay all of the other party's out-of-pocket expenses relating to the
                                     Merger as well as a termination or
                                     "break-up" fee in the amount of $100,000.
                                     The failure of the shareholders to approve the Sale of the MacGregor Rights would not trigger the "break up" fee. See:
                                     "Approval Of The Merger Agreement -
                                     Conditions To The Merger; Termination."



Federal Income Tax Consequences      The Merger is expected to qualify as a
                                     tax-free reorganization under Sections
                                     368(a)(1)(A) and 368(a)(2)(E) of the
                                     Internal Revenue Code of 1986, as amended.
                                     However, no ruling will be requested from the Internal Revenue Service (the "IRS") as to the federal income tax consequences of the Merger. See: "Approval Of The Merger
                                     Agreement - Certain Federal Income Tax
                                     Consequences."



Effect of Amendment and Restatement  The Amended and Restated of Articles
of Articles of Incorporation         Incorporation will provide for the
                                     issuance of only Common Stock, thereby
                                     eliminating the A, B, and C series of
                                     preferred stock and the potential series of undesignated preferred stock currently authorized. In addition, the Amended and Restated Articles will change the par value of MacGregor Common Stock from $0.02 to
                                     $0.01.  Finally, the Amended and Restated
                                     Articles will change MacGregor's name from "MacGregor Sports & Fitness, Inc." to
                                     "IntraNet Solutions, Inc." See:  "Proposal
                                     Number III; Amendment And Restatement Of
                                     MacGregor's Articles Of Incorporation In
                                     Their Entirety."



MacGregor Stock Option Plan          The Merger Agreement provides that
                                     MacGregor will adopt TPSI's existing
                                     1994-1997 Stock Option Plan.  The terms
                                     of the proposed Stock Option Plan are more fully described herein. At the Effective
                                     Time there will be options to purchase
                                     3,315,780 shares of TPSI Common Stock
                                     outstanding. The obligations under these options will be assumed by MacGregor as part of the Merger and will become options to purchase approximately 5,756,194 shares of MacGregor Common

                                    Stock.  At the Effective Time, there
                                    will be options to purchase 50,000 shares of MacGregor Common Stock outstanding under MacGregor's existing Stock Option Plan.
                                    See:  "Proposal Number V; Adoption And
                                    Ratification Of A MacGregor Stock Option
                                    Plan."




                          GLOSSARY OF TECHNICAL TERMS





CAD File.                   A file containing an electronic drawing created
                            using Computer Automated Design Software.



Computer Network.           A group of one or more computers connected together
                            for the purpose of sharing data and networked resources such as printers, modems or fax servers.



Data Vault System.          Secure electronic storage of data files using
                            document management software combined with database management software.



Digital Document
  Distribution.             Distribution of documents through a computer
                            network by sending the version contained in a computer file rather than a version printed on paper.



Digital Document
 Management.                Software technology that manages information
                            contained in electronic document files, or unstructured data, providing revision control, configuration management, and workflow.


Distribution
 Technology.                The various methods of using state-of-the-art
                            technology to distribute documents, both electronically and in hardcopy.


Disaster Recovery
 System. A combination of hardware and software designed to provide automated backup and archiving of computer files to allow rapid recovery in the event of a catastrophic loss of data.



Document-based Information
 Management System.         Software technology that manages business critical
                            documents and the information contained in those documents by automating and accelerating the creation, assembly, control, modification and distribution of these documents.



Electronic Document
 Warehousing.               Using digital document management technology to
                            provide off-site storage of documents contained in computer files.

Electronic Demand
 Publishing.                Providing printed documents "on demand" through
                            the use of high-speed laser printers in order to reduce inventory and production costs of frequently revised documents.



Hardware Platform.          A standard computer hardware configuration on which
                            a comprehensive approach to a computer solution of a problem can be based. Examples of well-known hardware platforms include the IBM PC and MacIntosh personal computers.



Hypertext Link.             An automatic link for navigation between
                            electronic documents activated by point and click with a computer mouse.



Internet.                   An Open global network of interconnected
                            commercial, educational and governmental computer networks which utilize a common communications protocol. TCP/IP.



Intranet.                   An organization's private network of its local
                            area networks which utilize Internet data formats and communications protocols, and which may use the Internet's facilities as the backbone for network communications.



Overlay File.               A file containing markup to communicate changes
                            to a computer file.



Post-script.                An industry standard data file format for
                            communication with printing devices.



System Integrator.          An organization that specialized in delivering
                            solutions to end-user organizations by combing a variety of software components and integrating them into a complete end-user solution.



Unstructured Business-
 Critical Data.             Information that typically exists in the form
                            of word processing documents, spreadsheets, or CAD files that are maintained on a variety of hardware platforms with little compatibility or data sharing capability between systems.



Value Added Reseller
(VAR). A business that purchases equipment or software from a vendor, usually at a discount, adds value and resells the altered product.




Web. A collection of electronically retrievable documents related by hypertext links.



Web Generation.             The process of programmatically constructing a
                            set of interlinked electronic documents (A Web.)

Workflow.        A computer application which provides management, control and tracking of a business process such as the routing of a business document for approval signatures.



World Wide Web.  (WWW).  The worldwide collection of electronically retrievable hypertext linked documents resident on the Internet. This worldwide collection of documents is unified by standard file format and retrieval protocol standards to allow document retrieval as if from a single library.



                    COMPARATIVE PER SHARE MARKET INFORMATION


     MacGregor's Common Stock is traded on the NASDAQ Small Cap Market ("NASDAQ") under the symbol MACG. TPSI's Common Stock is not traded on any market and is closely held by five shareholders.



     The table below reflects the high ask and low bid prices of MacGregor Common Stock on the NASDAQ composite tape as reported by IDD Information Services for the periods indicated.




                                                    MACGREGOR
                                                      STOCK
                                                -----------------
                                                HIGH ASK  LOW BID
                                                --------  -------

FISCAL YEAR ENDING JULY 31, 1996
   1st Quarter                                  1-5/16    1-3/16
   2nd Quarter                                  4-1/16    1-3/8
   3rd Quarter                                  3-13/16   2-3/8

FISCAL YEAR ENDING JULY 31, 1995
   1st Quarter                                  1-5/16    3/8
   2nd Quarter                                  1-3/16    5/8
   3rd Quarter                                  1-1/16    23/32
   4th Quarter                                  1-5/16    23/32

FISCAL YEAR ENDING JULY 31, 1994
   1st Quarter                                  1-3/4     15/16
   2nd Quarter                                  1-9/16    15/16
   3rd Quarter                                  1-1/8     7/16
   4th Quarter                                  3/4       1/4

FISCAL YEAR ENDING JULY 31, 1993
   1st Quarter                                  2-1/2     1-1/4
   2nd Quarter                                  2         1-1/2
   3rd Quarter                                  1-3/4     7/8
   4th Quarter                                  1-5/8     3/4

     On January 16, 1996, the business day of the public announcement of the execution of the Merger Agreement, the reported closing sale price per share of MacGregor Common Stock on the NASDAQ composite tape was $3.1875. Based on this price, the Exchange Ratio would have resulted in TPSI's shareholders receiving approximately $57,375,000 in market value of MacGregor Common Stock. On April 30, 1996, the high ask and low bid price of MacGregor Common Stock on the NASDAQ composite tape were 3-3/16 and 3 respectively. Based on this price, the Exchange Ratio would have resulted in TPSI's shareholders receiving approximately $55,125,000 in market value of MacGregor Common Stock. On October 4, 1995, the business day preceding the public announcement of the execution of the Letter of Intent with respect to the Merger, the high ask and low bid price of MacGregor Common Stock on the NASDAQ composite tape were $1.94 and $1.63 respectively. As of May 1, 1996, there were approximately 1,606 holders of record of MacGregor Common Stock. MacGregor has not declared any cash dividends on any class of equity securities, including the MacGregor Common Stock during the two-year period preceding the date hereof.



     Shareholders are advised to obtain current market quotations for MacGregor Common Stock. No assurance can be given as to the market price of MacGregor Common Stock at the Effective Time.




                    HISTORICAL AND PRO FORMA PER SHARE DATA




                                  Technical Publishing Solutions, Inc.                        MacGregor Sports and Fitness, Inc.
                      -------------------------------------------------------------       --------------------------------------
                                                                    Twelve months
                      Year ended            Nine months ended           ended               Year ended          Six months ended
                      March 31, 1995        December 31, 1995     December 31, 1995       July 31, 1995         January 31, 1996
                      (Historical)              (Historical)       (pro forma)(1)         (Historical)            (Historical)
                      -------------------------------------------------------------       --------------------------------------

Book value per share         $0.02                 $0.02              $0.10                    $0.15                 $0.24
Cash dividends
declared per share           None                  None               None                     None                  None
Income (loss) from
continuing
operations per
share                        $0.00                 $0.00              $0.00                   ($0.14)               ($0.17)



      (1) On January 16, 1996, TPSI and its then sole shareholder entered into an Agreement and Plan of Merger with MacGregor. MacGregor is a publicly traded non-operating entity. At Closing, TPSI's shareholders will receive approximately 60% of the then outstanding common stock of MacGregor in exchange for their 10,000,000 outstanding shares of TPSI common stock. Pro forma adjusted to record (i) MacGregor's transactions in anticipation of the merger and (ii) this transaction as an acquisition and recapitalization including estimated transaction costs.

               INTRANET INTEGRATION GROUP, INC. AND SUBSIDIARIES
                  (f/k/a TECHNICAL PUBLISHING SOLUTIONS, INC)
                   SUMMARY CONSOLIDATED FINANCIAL INFORMATION



                                                                                                          TWELVE MONTH PERIOD
                                                                                                           ENDED DECEMBER 31,
                                                                                                                 1995
                             YEAR ENDED MARCH 31,                 NINE MONTHS ENDED DECEMBER 31,              PRO FORMA (2)
                      ------------------------------------      -----------------------------------      -----------------------
                         1994                   1995               1994                  1995
                      -----------             -----------       ------------           ------------
STATEMENT OF
OPERATIONS DATA:
Revenues              $7,245,223              $10,446,661       $7,531,655              $9,815,361                $12,730,367
Cost of revenues       5,223,914                7,600,690        5,432,078               7,174,950                  9,343,562
                      ----------              -----------       ----------              ----------                -----------
Gross profit           2,021,309                2,845,971        2,099,577               2,640,411                  3,386,805
Operating expenses     1,830,720                2,612,262        1,873,255               2,547,967                  3,286,974
Interest expense          23,143                   97,033           48,786                 173,682                    221,929
                      ----------              -----------       ----------              ----------                -----------
Income (loss)
before income taxes      167,446                  136,676          177,536                 (81,238)                  (122,098)
Provision for
(benefit of) income
taxes                     64,000                   64,553           64,000                 (33,000)                   (33,000)
                      ----------              -----------       ----------              ----------                -----------
Net income (loss)       $103,446                  $72,123         $113,536                ($48,238)                  ($89,098)
                      ==========              ===========       ==========              ==========                ===========
Net income (loss)
per share                  $0.01                    $0.00            $0.01                   $0.00                      $0.00
                      ==========              ===========       ==========              ==========                ===========
Shares used in per
share calculation     20,000,000               20,467,290       20,415,287              13,888,815                 29,762,425
                      ==========              ===========       ==========              ==========                ===========

                                             MARCH 31, 1995             DECEMBER 31, 1995
                                             --------------       --------------------------------
                                                 ACTUAL           ACTUAL              PRO FORMA(1)
                                             --------------       --------------------------------
BALANCE SHEET DATA:
Working capital
(deficiency)                                     ($11,801)       ($805,338)             $2,002,120
Total assets                                    3,878,832        5,309,349               8,116,807
Total liabilities                               3,471,108        5,131,907               5,131,907
Retained earnings                                 396,160          177,304                 177,304
Shareholders' equity                              407,724          177,442               2,984,900

- - --------------------

      (1) On January 16, 1996, TPSI and its then sole shareholder entered into an Agreement and Plan of Merger with MacGregor. MacGregor is a publicly traded non-operating entity. At Closing, TPSI's shareholders will receive approximately 60% of the then outstanding common stock of MacGregor in exchange for their 10,000,000 outstanding shares of TPSI common stock. Pro forma adjusted to record (i) MacGregor's transactions in anticipation of the merger and (ii) this transaction as an acquisition and recapitalization including estimated transaction costs.



      (2) As pro forma adjusted to reflect the reverse merger identified in Note 1, above, as if it had occurred on January 1, 1995. Since MSF will be a nonoperating entity at the date of the transaction, none of the revenues or expenses of MSF would have resulted during the period had the transaction occurred on January 1, 1995. Accordingly, the pro forma adjustments reflect the removal of these revenue and expense items.




              MACGREGOR SPORTS AND FITNESS, INC. AND SUBSIDIARIES


                   SUMMARY CONSOLIDATED FINANCIAL INFORMATION






                                                            YEAR ENDED JULY 31,               SIX MONTHS ENDED JANUARY 31,
                                                     --------------------------------       --------------------------------
                                                         1994                 1995             1995                 1996
                                                     ----------             ---------       ---------             ----------
STATEMENT OF OPERATIONS DATA:
Revenues                                             $2,684,933              $765,635        $420,519              $141,667
Cost of revenues                                      1,872,198               446,471         216,792                     0
                                                    -----------           -----------       ---------           -----------
Gross profit                                            812,735               319,164         203,727               141,667
Operating expenses                                    2,538,340             1,298,657         381,075             1,705,889
Other expenses                                          129,662               165,310          60,963                41,018
                                                    -----------           -----------       ---------           -----------
(Loss) before extraordinary item                     (1,855,267)           (1,144,803)       (238,311)           (1,605,240)
Extraordinary item                                            0                     0               0               119,787
Provision for (benefit of) income taxes                       0                     0               0                     0
                                                    -----------           -----------       ---------           -----------
Net (loss)                                          ($1,855,267)          ($1,144,803)      ($238,311)          ($1,485,453)
                                                    ===========           ===========       =========           ===========
Net (loss) per share, before
extraordinary item                                           --                    --              --                ($0.18)
                                                    ===========           ===========       =========           ===========
Net (loss) per share                                     ($0.26)               ($0.14)         ($0.03)               ($0.17)
                                                    ===========           ===========       =========           ===========
Shares used in per share calculation                  7,376,483             8,169,622       8,090,256             8,700,957
                                                    ===========           ===========       =========           ===========

                                                                                 JULY 31, 1995                     JANUARY 31, 1996
                                                                                 -------------                     ----------------
BALANCE SHEET DATA:
Working capital (deficiency)                                                       ($2,166,528)                        ($131,169)
Total assets                                                                         4,284,808                         3,067,296
Total liabilities                                                                    3,012,173                           228,925
Accumulated deficit                                                                 (7,293,370)                       (8,778,823)
Stockholders' equity                                                                 1,272,635                         2,838,371

                               PROPOSAL NUMBER I:


              THE SALE OF SUBSTANTIALLY ALL OF MACGREGOR'S ASSETS

                                    TO HUTCH

BACKGROUND


     MacGregor's assets are its ownership, through its interest in MSP, of all of the rights in and to the "MacGregor" trademark pursuant to certain license agreements and certain related assets (the "MacGregor Rights"). The MacGregor trademark is owned by MacMark Corporation, a Delaware corporation ("MacMark") and any transfer by MSP of the MacGregor Rights requires the approval of MacMark. MSP acquired these rights in connection with the acquisition of assets from MacGregor Sports, Inc. in a sale in the Bankruptcy Court in Milwaukee, Wisconsin, pursuant to Section 363 of the Bankruptcy Code. The license agreements and other rights described above are carried on MacGregor's balance sheet at a value of $2,969,540 as of January 31, 1996. Effective October 7, 1993, MSP entered into an agreement (the "Distribution Agreement") with Roadmaster Corporation ("RMC") whereby RMC, a wholly-owned subsidiary of Roadmaster, acquired the exclusive rights to distribute sports, recreational and fitness products under the MacGregor trademark, subject to certain territorial limitations and restrictions set forth in other licensing agreements of MacGregor. The Distribution Agreement provided for an initial term of five years, with an option to renew for an additional five year term with a minimum annual royalty. The Distribution Agreement provides that RMC will pay MacGregor on a quarterly basis, percentage-based royalties on net revenues generated from sales of the MacGregor products, with minimum cumulative royalties.



     Under the terms of the Distribution Agreement, MSP and the MacGregor received cash of approximately $1,631,000 in exchange for accounts receivable with a book value of $427,000, $623,000 of inventory, and $30,000 of equipment, resulting in a $551,000 write off of the carrying value of the MacGregor license costs. That amount included payment of MSP's then existing revolving line of credit; payment of $276,000 to satisfy commissions owed to, and to settle the exclusive representation agreement with, the company which had been marketing the MacGregor branded products; $186,000 for the reduction of certain notes payable and $729,000 for the reduction of certain accounts payable and accrued expenses.



     CTS formerly sold retail sporting goods and team sports equipment in the Greenville, South Carolina area. In December 1993, management elected to restructure CTS. The restructure included the novation of a government contract effective December 1, 1993 whereby a new contract was created on the same terms as the original contract and a new party substituted for CTS, the elimination of the team division sales organization and support staff and the closure of a team sports operation in Spartanburg, South Carolina. These actions were taken to reduce costs and minimize usage of working capital.


     In conjunction with the restructure, approximately $175,000 of inventory and $50,000 of book value of fixed assets were sold to an unrelated third party for $208,000. The proceeds were used to reduce CTS' revolving credit line with the Branch Bank & Trust from $569,000 to $400,000, and to repay certain trade accounts payable.

     In May 1995, CTS did not renew its retail lease and ceased operations.
Its furniture and equipment were sold for a loss of approximately $19,000. CTS is no longer in business.

THE PROPOSED TRANSACTION


     Beginning in December 1994, as previously disclosed, MacGregor began discussions with RMC, an affiliate, to either grant an extension of the Distribution Agreement, and/or to grant an option to RMC to acquire all of the MacGregor's interests in and to the MacGregor Rights. On October 5, 1995 MSF and TPSI signed a letter of intent with respect to the merger. One of the conditions negotiated between MSF and TPSI in connection with the Letter of Intent was that MSF sell the MacGregor Rights to a third-party. In December 1995, RMC approached the MacGregor with the following proposal for the acquisition of the MacGregor's rights in and to the MacGregor Rights.



     RMC offered to acquire the MacGregor Rights, through and in the name of RMC's affiliate Hutch, for a purchase price of $2,910,000, payable as follows:
$1,000,000 in cash at the Closing and delivery of a one (1) year unsecured installment promissory note in the amount of $1,910,000 to be paid in twelve equal monthly installments which bears interest at a rate equal to the prime or base rate from time to time publicly announced by Bank America N.A. MacGregor has accepted the offer, which will close concurrently with the Merger but be effective February 1, 1996, subject to the approval of MacGregor's shareholders and MacMark Corporation, a Delaware corporation ("MacMark"), the owner and licensor of the MacGregor trademark. In response to the agreement, MSF reduced the carrying amount of its intangible assets at January 31, 1996 by $1,200,000. Previously, MSF was anticipating realizing approximately $4 million on its sale of the MacGregor Rights. However, in late 1995, due to the competitive retail environment that the MacGregor trademarks operate in, management believes the $2.9 million sales price stated in the agreement is the maximum amount that a buyer would offer. Over the last two years, management has investigated the sale of the MacGregor Rights with four other potential buyers and based on the results of these other negotiations, believes the transaction with RMC offers the best outcome for MSF and its shareholders.



     The completion of the Sale of the MacGregor Rights to Hutch is a condition to the obligations of MSF and TPSI to effect the Merger. However, the sale of the MacGregor Rights is not conditioned on the shareholders' approval of the Merger. Therefore, if the sale of the MacGregor Rights is approved but the Merger is not, MSF will still complete the sale of the MacGregor Rights to Hutch and its assets will then consist of $1,000,000 in cash and a $1,900,000 promissory note and will continue to pursue strategic alternatives.



MANAGEMENT RECOMMENDATION AND RATIONALE FOR THE TRANSACTION


     MacGregor has not had sufficient working capital required to grow the MacGregor sporting goods business to higher levels of revenue and profitability, and therefore, entered the Distribution Agreement in 1993. However, the level of cash flow from the royalties under the Distribution Agreement does not provide assurance on an ongoing basis that MacGregor will have sufficient cash flow to pay for its operating and other expenses, nor does it provide a sufficient capital base for MacGregor to engage in other business opportunities. In addition, as of July 31, 1995 and through the present, MacGregor was not and is not in compliance with certain conditions, including financial ratios, for the continuation of the MacMark licenses, making it necessary for MacGregor to seek some other arrangements whereby it might best realize the value of its ownership of the MacGregor Rights. Conversely, Roadmaster and Hutch have been reluctant to expend the capital investment and other costs necessary to maximize the potential value of the MacGregor Rights in the absence of long term control over the MacGregor Rights and the additional value therein resulting from the expenditure of such investment and costs. Over the last two years management considered alternatives to the sale of the MacGregor Rights including bank financing and raising additional equity. In that regard, management concluded that it had no assets on which to borrow. Moreover, in the judgment of management, MSF would not have been able to raise additional equity without expanding or changing its line of business. Based on this analysis, management decided to search for a merger or acquisition partner, and engaged R.J. Steichen & Co. to assist in that process. Disposition by MacGregor of the MacGregor Rights will allow MacGregor to realize the value in the MacGregor Rights and to create a pool of cash assets which make it an attractive merger partner to TPSI. Management has investigated the sale of the MacGregor Rights with four other parties and based on the results of those negotiations, believes the proposed transaction offers the best outcome for MacGregor and its shareholders. MANAGEMENT THEREFORE RECOMMENDS THAT THE SHAREHOLDERS VOTE FOR THE PROPOSED TRANSACTION.


DISSENTER'S RIGHTS


     The sale of substantially all of MacGregor's assets, as well as the Merger, triggers dissenter's rights under Minnesota law. TPSI has the right to abandon the Merger if shareholders holding more than 5% of the MacGregor Common Stock assert their dissenters' rights in connection with the Merger. In the event that shareholders holding less than 5% of the MacGregor Common Stock assert dissenters' rights or TPSI chooses to waive the limitation of dissenters' rights as a condition precedent to the Merger, the Merger will proceed and dissenting shareholders of MacGregor may assert a right for payment for their shares under Minnesota law.



     The rights of dissenting holders of MacGregor Common Stock are governed by Sections 302A.471 and 302A.473 of the Minnesota Business Corporations Act.



     THE FOLLOWING IS A SUMMARY OF THE STATUTORY PROCEDURES TO BE FOLLOWED BY HOLDERS OF MACGREGOR COMMON STOCK IN ORDER TO DISSENT FROM THE SALE OF THE MACGREGOR RIGHTS AND/OR THE MERGER AND PERFECT APPRAISAL RIGHTS UNDER MINNESOTA LAW. THESE SUMMARIES ARE NOT INTENDED TO BE A COMPLETE STATEMENT OF SUCH PROCEDURES AND ARE QUALIFIED IN THEIR ENTIRETY BY REFERENCE TO THE FULL TEXTS OF SUCH STATUTE, A COPY OF WHICH IS ATTACHED HERETO AS EXHIBIT G.



     In general, a holder of shares as of the Record Date who objects to the sale of the MacGregor Rights and/or the Merger and who has not voted in favor of the sale of the MacGregor Rights and/or the Merger, may be entitled to a judicial determination of the fair value of his or her shares and payment hereof by the surviving corporation (the "Surviving Corporation"). Any holder of MacGregor Common Stock who elects to exercise his or her dissenter's rights must file a written notice thereof with MacGregor before MacGregor's Special Meeting, or at the Special Meeting but before the vote is taken. The written notice is required in addition to and separate from any proxy or vote against the sale of the MacGregor Rights and/or the Merger. Neither voting against nor failure to vote for the sale of the MacGregor Rights and/or the Merger will constitute the notice required to be filed by an objecting shareholder. A shareholder voting for the sale of the MacGregor Rights and/or the Merger will be deemed to have waived his or her dissenter's rights. A signed proxy that is returned but which does not contain any instructions as to who it should be voted will be voted in favor of the sale of the MacGregor Rights and the Merger and will be deemed a waiver of dissenter's rights. Any proxy may be revoked before it is exercised.


     A shareholder may not dissent as to less than all of the shares registered in the name of the shareholder, unless the shareholder dissents with respect to all shares that are beneficially owned by another person but registered in the name of the shareholder and the shareholder discloses the name and address of the beneficial owner on whose behalf the shareholder dissents. A beneficial owner of shares who is not the shareholder of record may assert dissenters' rights with respect to the shares held on behalf of the beneficial owner, and will be treated as a dissenting shareholder if the beneficial owner submits a written consent of the shareholder of record either at the time of or before the waiver of notice of dissent is filed. All notices of dissent should be addressed to the Secretary of MacGregor at the address of the executive office of parent set forth above.



     Following the Special Meeting, and assuming authorization of the sale of the MacGregor Rights and the Merger, the Surviving Corporation will give written notice to each holder of shares who timely filed a written notice of who did not vote in favor of the sale of the MacGregor Rights and/or the Merger, containing: (i) the address to which a demand for payment of the certificate or certificates representing the shareholder's shares must be sent in order to obtain payment and the date by which they must be received; (ii) any restrictions on transfer of uncertified shares that will apply after the demand for payment is received; (iii) a form to be used to certify the date on which the shareholder or the beneficial owner on whose behalf the shareholder dissenting acquired the shares or an interest in the shares, and to demand payment; and (iv) a copy of Sections 302A.471 and 302A.473 and a description of the procedure to be followed under such sections. A dissenting shareholder must demand payment and deposit certificated shares, or comply with the restrictions on transfer of uncertificated shares, within thirty (30) days after notice is given by the Surviving Corporation to the dissenting shareholder.



     After consummation of the transaction giving rise to the dissenter's rights, or after the Surviving Corporation receives a valid demand payment, whichever is later, the Surviving Corporation is required to remit to each dissenting shareholder who has complied with the provisions of Section 302A.473, the amount the Surviving Corporation estimates to be the fair value of the shares, with interest, if any, and accompanied by certain specified financial statements and notes thereto, a description of the method used to estimate the fair value of the shares, and a brief description of the procedure to be followed in demanding supplemental payment. If a dissenting shareholder believes that the amount remitted is less than the fair value of the shares the dissenting shareholder may give written notice to the Surviving Corporation of the dissenter's estimate of the fair value of the shares and demand payment of the difference. A demand of supplemental payment must be made within thirty
(30) days after the Surviving Corporation makes remittance. A dissenting shareholder failing to make a timely demand for such supplemental payment will be entitled only to the amount remitted by the Surviving Corporation.


     Within sixty (60) days of receipt of a timely demand for supplemental payment, the Surviving Corporation must either pay the amount demanded, or such other amount as may be agreed upon by the shareholder and the Surviving Corporation, or file a petition in court requesting that the court determine the fair value of the shares. The petition shall be filed in the District Court, for the Judicial District, Hennepin County, in the State of Minnesota (the "Court"), which is the county in which the registered office of the Surviving Corporation will be located. All dissenting shareholders other than those who reached agreement with the Surviving Corporation as to the fair value of their shares, will be named as parties in the petition. The Court will determine whether the shareholder or shareholders named in the petition have fully complied with the procedural requirement of Section 302A.473, and will determine the fair value of the shares, taking into account any and all methods that the Court, in its discretion, sees fit to use, whether or not used by the Surviving Corporation or dissenting shareholder. The fair value of the shares as determined by the Court is binding on all shareholders, wherever located. A dissenting shareholder is entitled to judgment for the amount by which the fair value of the shares as determined by the Court exceeds the amount, if any, remitted by the Surviving Corporation.

     The Court will determine the costs and expenses of the proceeding, including the reasonable expenses and compensation of any appraisers appointed by the Court and attorneys' fees, and may assess those costs and expenses against MacGregor, except that the Court may assess part or all of such costs and expenses against a dissenting shareholder if the Court finds that the action of such dissenting shareholder in demanding payment was arbitrary, vexatious or not in good faith. The Court may also, in its discretion, award fees and expenses to an attorney for dissenting shareholders out of the amount awarded to the dissenting shareholders, if any.


RELATED PARTIES


     Henry Fong, Chairman of MacGregor's Board of Directors, is also the President and Chairman of the Board, and indirectly a controlling shareholder of Roadmaster, the parent of RMC and Hutch and is Chairman of California Pro Sports, Inc. ("California Pro") Due to Mr. Fong's common control of Roadmaster, California Pro and MacGregor, Roadmaster and California Pro are considered affiliates of MacGregor for SEC reporting purposes. Roadmaster owns 140,610 shares (1.20%) of MacGregor Common Stock. California Pro owns 223,861 shares (1.9%) of MacGregor Common Stock. In addition, Mr. Fong is the President, a director and controlling shareholder of Equitex, Inc., a Denver-based business development company. Equitex is a principal shareholder of MacGregor and also owns some 10.2% of the stock of Roadmaster. Through his affiliation with Equitex, California Pro and Roadmaster, Mr. Fong, who owns no shares of MacGregor Common Stock and owns warrants to purchase only 250,200 shares of MacGregor Common Stock in his own name, may be deemed to be a beneficial owner of 3,592,717 shares of MacGregor Common Stock, or 29.91% of MacGregor's issued and outstanding Common Stock. Mr. Fong has abstained from the voting or deliberation in connection with the approval of the transactions contemplated by this Proposal. Similarly, the Roadmaster, California Pro and Equitex shares will abstain from voting on this Proposal so that it may be approved by a majority of MacGregor's independent shareholders.

                              PROPOSAL NUMBER II:


                        APPROVAL OF THE MERGER AGREEMENT



GENERAL INFORMATION


     MACGREGOR SPORTS & FITNESS, INC. MacGregor, through its wholly-owned subsidiary MSP, is in the business of marketing and distributing through its exclusive distributor, Roadmaster, a broad range of sports, recreational and fitness products under the MacGregor trademark. MacGregor's other subsidiary, CTS, was a sporting goods and team retailer in Greenville, South Carolina. CTS is no longer in business.





     In December 1994, MSP entered into a letter of potential interest with Roadmaster. Under the terms of the letter, as amended in November, 1995, MSP granted Roadmaster an option to extend the existing distribution agreement for two additional five-year periods with increased minimum royalty requirements. In addition, MSP granted Roadmaster an option to acquire all of its interests in and to the MacGregor trademark and related trademarks and rights (the "MacGregor Rights") for a cash payment of $675,000 plus a three-year note representing the then existing present value of the remaining minimum payments under the distribution agreement, including all extensions. In response to the November 1995 amendment to the Letter of Potential Interest, MacGregor reduced the carrying amount of its intangible assets at July 31, 1995 by $500,000.



     MacGregor retail branded products are currently being marketed by Roadmaster under its five-year exclusive distributor agreement. Roadmaster distributes the MacGregor products to major retail chains including mass merchants through independent representatives. The products marketed by Roadmaster include baseballs, softballs, bats, gloves, basketballs, footballs, soccer balls, volleyballs, playground balls and juvenile products.



     MSP does not manufacture any products. Rather, the products sold under the MacGregor mark are acquired by RMC from third party contract manufacturers. MacGregor retains the right to inspect all products to ensure they meet standards acceptable to MacGregor.



     MacGregor's brand of products competes with the brands of numerous other companies in the marketing and distribution of sporting goods, some which may have greater capital available to them than MacGregor or Roadmaster, and some of which may manufacture the products they market and distribute. There can be no assurance that the MacGregor products can compete effectively. These competitors include manufacturers of sporting goods, such as Wilson Sporting Goods Company, Spalding Sports Worldwide, Inc., and Rawlings Sporting Goods Company.



     Competition in the channels of distribution in which Roadmaster markets MacGregor products is fierce, and is based on price, quality, service and brand recognition. Roadmaster products do not directly compete with MacGregor products.



     MSP has 1 full-time employee. MSP's employee is not represented by a union, and MSP believes its relations with its employee to be good.

     MSP and CTS lease office space in Greenville, South Carolina. The five-year lease terminates in 1998 and the monthly base rent is $5,833. CTS previously had a retail store lease which expired in May 1995.




               MACGREGOR SPORTS & FITNESS, INC. AND SUBSIDIARIES
                   SELECTED HISTORICAL FINANCIAL INFORMATION



The selected statement of operations data for the years ended July 31, 1994, and 1995, and the balance sheet data at July 31, 1995, are derived from, and should be read in conjunction with, the more detailed consolidated financial statement for MacGregor and the notes thereto, which have been audited by Gelfond Hochstadt Pangburn & Co., independent public accountants, whose report is located elsewhere in this Proxy Statement. The financial statements for the six months ended January 31, 1995, and 1996, have not been audited but, in the opinion of management, reflect all adjustments, consisting only of normal recurring adjustments, necessary to present fairly the financial data for and at the end of such periods. Results for interim periods are not necessarily indicative of the results that may be expected for the entire year or other interim periods. The selected financial data should be read in conjunction with "Management's Discussion And Analysis Of Financial Condition And Results Of Operations" and the financial statements and notes thereto included elsewhere in this Proxy Statement.






                                                     Year Ended July 31,                  Six Months Ended January 31,
                                            ---------------------------------          -------------------------------
                                                1994                  1995                1995                 1996
                                            -----------           -----------          ---------            ----------
Statement of operations data:
Revenues                                    $ 2,684,933           $   765,635          $ 420,519            $  141,667
Cost of revenues                              1,872,198               446,471            216,792                     0
                                            -----------           -----------          ---------            ----------
Gross profit                                    812,735               319,164            203,727               141,667
Operating expenses                            2,538,340             1,298,657            381,075             1,705,889
Other expenses                                  129,662               165,310             60,963                41,018
                                            -----------           -----------          ---------            ----------
(Loss) before extraordinary item             (1,855,267)           (1,144,803)          (238,311)           (1,605,240)
Extraordinary item                                    0                     0                  0               119,787
Provision for (benefit of) income taxes               0                     0                  0                     0
                                            -----------           -----------          ---------            ----------
Net (loss)                                  ($1,855,267)          ($1,144,803)         ($238,311)          ($1,485,453)
                                            ===========           ===========          =========            ==========
Net (loss) per share, before
extraordinary item                                  --                    --                 --                 ($0.18)
                                            ===========           ===========          =========            ==========
Net (loss) per share                             ($0.26)               ($0.14)            ($0.03)               ($0.17)
                                            ===========           ===========          =========            ==========
Shares used in per share calculation          7,376,483             8,169,622          8,090,256             8,700,957
                                            ===========           ===========          =========            ==========



                                                         JULY 31, 1995               JANUARY 31, 1996
                                                     --------------------          -------------------

BALANCE SHEET DATA:
Working capital (deficiency)                               ($2,166,528)                  ($131,169)
Total assets                                                 4,284,808                   3,067,296
Total liabilities                                            3,012,173                     228,925
Accumulated deficit                                         (7,293,370)                 (8,778,823)
Stockholders' equity                                         1,272,635                   2,838,371



     INTRANET INTEGRATION GROUP, INC. (FORMERLY KNOWN AS TECHNICAL PUBLISHING SOLUTIONS, INC.) TPSI was formed in 1990 to help its clients create, manage, and distribute unstructured business-critical information. This information is typically contained in documents such as technical publications, CAD engineering files, word-processing files, and spreadsheets. As a single source vendor, TPSI has provided the hardware, software and services necessary to create, manage and distribute this data; software for producing, managing, and electronically distributing unstructured business-critical information, work stations, servers and related software, backup and disaster recovery systems, data communications and security products, as well as the training, installation, maintenance and support, customization, and other services required to successfully implement. The majority of the hardware and software products sold to date have been through reseller arrangements with Sun Microsystems, Inc. and Interleaf, Inc. TPSI maintains its own internal development staff that have provided the customization required by a significant number of implementations, as well as the research and development of its recently introduced proprietary products.






     Until 1994, all of these solutions were sold to TPSI's customers for use internally, running on customer's internal networks or "intranets". In 1994, TPSI expanded its services to include off-site production and distribution services by forming its wholly-owned subsidiary, IntraNet Distribution Group, Inc. (formerly known as DocuPro Services, Inc., "IDG"). IDG's services allow its customers to take advantage of digital document management and distribution technology with a minimal incremental investment, with the added benefit of maximizing their current technology investments. IDG's revenues currently represent approximately 10% of TPSI's total revenues.



     Beyond the core digital management and distribution services provided by IDG, TPSI has made several advancements in the development of other proprietary products and services. In November of 1995 TPSI introduced its IntraNet Remote Print ManagerTM ("RPM"). RPM is an easy to use, quickly deployable, and inexpensive interface to the IDG internal document warehouse. The interface allows customers to order on-demand printing remotely using the Internet. In addition, RPM makes it possible to electronically retrieve documents for revisions using a data vault system that controls accuracy and security. Users of the interface can send copies of documents (either electronically or physically) to the IDG electronic document warehouse. Once the documents have been stored, customers then access them via the Internet or dial up connection, retrieving documents for revisions as needed. Passwords are used to restrict access to authorized users and off-site storage of valuable documents provides an added backup in case of disaster. This system can also be used for high-speed PostScript output of large or frequently produced documents.



     TPSI has also recently acquired core technology that automates the process of intranet web generation for the management and viewing of unstructured business-critical data using Internet technology. Combined with its own development, TPSI has recently launched the release of a comprehensive system for automatic management of documents on an internal or external World Wide Web site called the IntraNet Web-Based Management SystemTM ("WBMS"). WBMSTM fills a void between the repository of business data, and the searching and viewing needs of Web site users. WBMSTM eliminates the need to manually generate links and navigation aids, overcomes database querying limitation, permits secure workflow and revision control, allows diverse document types to be accessible on a Web, and continually updates the site with the most current information. Viewing capabilities are significantly expanded with the use of WBMSTM; any user on the system can view a document created in virtually any application without having the origin software loaded on their desktop.



     TPSI also markets network based products: IntraNet EZVueTM, a search, view and print interface primarily used in engineering applications; and IntraNet Overlay Management ApplicationTM ("OMA"), a solution for managing CAD engineering source files with overlay files.

     TPSI's products and services provide integrated solutions for the management and distribution of business-critical information. TPSI has focused its marketing efforts toward large companies who have begun to more aggressively reengineer their business processes. TPSI believes that as the trend toward network-based computing environments as the primary computing resource continues, the demand for its products, especially its recently developed proprietary products, will continue. TPSI delivers its products primarily through a direct sales force. TPSI currently has over 200 active accounts, primarily in the Fortune 1500.



     The following summarizes the key products and services currently delivered by TPSI:


               *  Document-based Information Management

                  1.   Tools for Creation of Document-based Data
                  2.   Enterprise Document Management Systems
                          *  Library Management
                          *  Configuration Management
                          *  Workflow Management
                  3.   Digital Document Distribution

               *  Digital Document Distribution

                  1.   CD-ROM Distribution
                  2.   Enterprise Viewing Tools
                  3.   Internet Publishing Solutions

               *  Data/Document Warehousing

               *  Demand Publishing

               *  Electronic Distribution and Fulfillment

               *  Enterprise Backup and Disaster Recovery Strategies

                  1.   Hierarchical Storage Management and Backup Software
                  2.   RAID Disk Arrays, Optical Disk, and Tape Jukeboxes

               *  Network Integration Products and Services

                  1.   Network Design
                  2.   Servers, Workstations
                  3.   Network Management Software

               *  Single Source-Services

                  1.   Support and Maintenance
                  2.   Custom Development
                  3.   Installation and Training

               INTRANET INTEGRATION GROUP, INC. AND SUBSIDIARIES
                  (F/K/A TECHNICAL PUBLISHING SOLUTIONS, INC)
            SELECTED HISTORICAL AND PRO FORMA FINANCIAL INFORMATION



The selected statement of operations data for the years ended March 31, 1994, and 1995, and the balance sheet data at March 31, 1995, and December 31, 1995, are derived from, and should be read in conjunction with, the more detailed consolidated financial statement for TPSI and the notes thereto, which have been audited by Lund Koehler Cox & Company, PLLP, Independent public accountants, whose report is located elsewhere in this Proxy Statement. The financial statements for the nine months ended December 31, 1994, and 1995, have not been audited but, in the opinion of management, reflect all adjustments, consisting only of normal recurring adjustments, necessary to present fairly the financial data for and at the end of such periods. Results for interim periods are not necessarily indicative of the results that may be expected for the entire year or other interim periods. The selected financial data should be read in conjunction with "Management's Discussion and Analysis of Financial Condition and Results of Operations" and the financial statements and notes thereto included elsewhere in this Proxy Statement.



                                                                                                         TWELVE MONTH PERIOD
                                                                                                         ENDED DECEMBER 31,
                                                                                                               1995
                             YEAR ENDED MARCH 31,                 NINE MONTHS ENDED DECEMBER 31,            PRO FORMA (2)
                      -----------------------------------       ----------------------------------       --------------------
                         1994                    1995              1994                   1995
                      ----------              -----------       ----------              ----------
STATEMENT OF
OPERATIONS DATA:
Revenues              $7,245,223              $10,446,661       $7,531,655              $9,815,361                $12,730,367
Cost of revenues       5,223,914                7,600,690        5,432,078               7,174,950                  9,343,562
                      ----------              -----------       ----------              ----------                -----------
Gross profit           2,021,309                2,845,971        2,099,577               2,640,411                  3,386,805
Operating expenses     1,830,720                2,612,262        1,873,255               2,547,967                  3,286,974
Interest expense          23,143                   97,033           48,786                 173,682                    221,929
                      ----------              -----------       ----------              ----------                -----------
Income (loss)
before income taxes      167,446                  136,676          177,536                 (81,238)                  (122,098)
Provision for
(benefit of) income
taxes                     64,000                   64,553           64,000                 (33,000)                   (33,000)
                      ----------              -----------       ----------              ----------                -----------
Net income (loss)     $  103,446              $    72,123       $  113,536              $  (48,238)               $   (89,098)
                      ==========              ===========       ==========              ==========                ===========
Net income (loss)
per share                  $0.01                    $0.00            $0.01                   $0.00                      $0.00
                      ==========              ===========       ==========              ==========                ===========
Shares used in per
share calculation     20,000,000               20,467,290       20,415,287              13,888,815                 29,762,425
                      ==========              ===========       ==========              ==========                ===========





                                             MARCH 31, 1995               DECEMBER 31, 1995
                                             --------------     ----------------------------------
BALANCE SHEET DATA:                            ACTUAL             ACTUAL             PRO FORMA (1)
                                             --------------     ----------           -------------
Working capital
(deficiency)                                     ($11,801)       ($805,338)            $2,002,120
Total assets                                    3,878,832        5,309,349              8,116,807


Total liabilities                               3,471,108        5,131,907               5,131,907
Retained earnings                                 396,160          177,304                 177,304
Shareholders' equity                              407,724          177,442               2,984,900


- - ----------------------

      (1) On January 16, 1996, TPSI and its then sole shareholder entered into an Agreement and Plan of Merger with MacGregor. MacGregor is a publicly traded non-operating entity. At Closing, TPSI's shareholders will receive approximately 60% of the then outstanding common stock of MacGregor in exchange for their 10,000,000 outstanding shares of TPSI common stock. Pro forma adjusted to record (i) MacGregor's transactions in anticipation of the merger and (ii) this transaction as an acquisition and recapitalization including estimated transaction costs.



      (2) As pro forma adjusted to reflect the reverse merger identified in Note 1, above, as if it had occurred on January 1, 1995. Since MSF will be a nonoperating entity at the date of the transaction, none of the revenues or expenses of MSF would have resulted during the period had the transaction occurred on January 1, 1995. Accordingly, the pro forma adjustments reflect the removal of these revenue and expense items.



     TPSI's Common Stock is closely held by five (5) individuals and is not publicly traded or traded on any market. No cash dividends have been declared on TPSI's Common Stock for the last two (2) fiscal years.






THE MERGER


     Background of the Merger. MacGregor has been evaluating possible options for the continuation of its operations in contemplation of a possible sale of the MacGregor Rights since December of 1994, when it began to discuss a sale of the MacGregor Rights with Roadmaster. While that transaction was evaluated on its own merits with respect to the future best interests of MacGregor and its shareholders, it was nonetheless contemplated that under certain unanticipated circumstances the sale of the MacGregor Rights, could leave MacGregor in a difficult position to continue business operations. To the end of finding beneficial alternative outcomes, the Directors explored various strategies, including the investigation of merger partners or other business combinations. To that end, with the assistance of R.J. Steichen & Co., various acquisition candidates were evaluated. Ultimately, in September 1995, R.J. Steichen & Co. introduced MacGregor to TPSI. MacGregor initiated the contact, and discussions between the parties continued thereafter at their mutual and reciprocal instigation, until the parties reached terms in a letter of intent, announced on October 5, 1995 and the Merger Agreement in January of 1996. The negotiations between the parties were conducted primarily by Henry Fong and Wayne Mills, on behalf of MacGregor, and by Jeff Sjobeck and Robert F. Olson on behalf of TPSI.



     General. At the Effective Time (as defined below), Subsidiary will be merged into TPSI and each outstanding share of TPSI common stock will be converted into 1.736 shares of MacGregor Common Stock and each option or warrant to purchase one share of TPSI Common Stock shall become an option or warrant to purchase 1.736 shares of MacGregor Common Stock. Based on the closing bid price of $3.1875 of MacGregor Common Stock on the NASDAQ Small Cap Market ("NASDAQ") composite tape on January 16, 1996, the Exchange Ratio would have resulted in TPSI shareholders receiving approximately $57,375,000 in market value of MacGregor Common Stock, if the Merger had been effective on that date. Based on the closing bid price of $3.0625 of MacGregor Common Stock on the NASDAQ Small Cap Market ("NASDAQ") composite tape on March 15, 1996, the Exchange Ratio would have resulted in TPSI shareholders receiving approximately $55,125,000 in market value of MacGregor Common Stock, if the Merger had been effective on that date. Because the Exchange Ratio is fixed by the Merger Agreement and the market price of MacGregor Common Stock is subject to fluctuation, the market price of MacGregor Common Stock may increase or decrease prior to the Merger, thereby increasing or decreasing the market value of the shares of MacGregor Common Stock which TPSI shareholders will receive in the Merger. Consummation of the Merger does not require compliance with any federal or state regulatory requirements or the approval of any federal or state regulatory authority.



TPSI will record the transaction as an acquisition and recapitalization. Accordingly, for accounting purposes, TPSI is assumed to be the acquirer. Subsequent to the transaction, the historical financial statements will be those of TPSI. MacGregor will change its fiscal year end to March 31.




     Exchange of Shares; Fractional Shares. Holders of MacGregor Common Stock will receive subsequent correspondence from Norwest Stock Transfer, South Saint Paul, Minnesota, as exchange agent (the "Exchange Agent"), regarding the exchange of new certificates for existing certificates for MacGregor Common Stock.



     Fractional shares of MacGregor Common Stock will not be issued. Instead, any fractional shares of MacGregor Common Stock resulting from application of the Exchange Ratio shall be rounded to the next higher or lower whole share, as the case may be.



MANAGEMENT RECOMMENDATION AND RATIONALE FOR THE TRANSACTION


     The Board of Directors of MacGregor believes that the Merger is fair to and in the best interests of MacGregor and its shareholders. THE MEMBERS OF MACGREGOR'S BOARD ALSO RECOMMEND THAT SHAREHOLDERS OF MACGREGOR VOTE FOR APPROVAL OF THE MERGER AGREEMENT.



     In reaching its conclusions to enter into the Merger Agreement and to recommend approval of the Merger Agreement by MacGregor shareholders, at and prior to the January 16, 1996, special meeting at which the MacGregor's Board approved the Merger Agreement, the Board considered a number of factors of which MacGregor's shareholders should be aware in determining whether to vote for approval of the Merger Agreement, including, without limitation, the following:



     1. The amount of consideration to be received by the shareholders of MacGregor in the Merger was considered in conjunction with the review of the analysis presented by Summit, which is discussed in greater detail below, regarding the fairness, from a financial point of view, to the shareholders of MacGregor of the consideration to be received in connection with the Merger.
See:  "The Merger-Opinion of MacGregor's Financial Advisor."



     2. MacGregor's Board reviewed the historical market trends and prices of MacGregor's Common Stock in its review of the Exchange Ratio proposed in the Merger Agreement. MacGregor's Board also considered the fact that the market value of MacGregor Common Stock increased significantly over the market price of MacGregor Common Stock prevailing immediately prior to the announcement of the Merger.

     3. MacGregor's Board also believes the tax structure of the transaction is favorable in that it allows MacGregor's shareholders to participate in the
Merger on a tax-deferred basis.  See:   "The Merger-Certain Federal Income Tax
Consequences."



     In its evaluation of the Merger Agreement, MacGregor's Board was advised by both R.J. Steichen & Co. and Summit. On March 20, 1996, Summit rendered an opinion regarding the fairness, from a financial point of view, to the shareholders of MacGregor of the consideration to be received in the Merger.
See:  "The Merger-Opinion of MacGregor's Financial Advisor."



     AFTER CONSIDERING ALL OF THE FACTORS DISCUSSED ABOVE MACGREGOR'S BOARD OF DIRECTORS HAS DETERMINED TO APPROVE THE MERGER AND UNANIMOUSLY RECOMMENDS THAT SHAREHOLDERS VOTE FOR THE APPROVAL OF THE MERGER AGREEMENT.



     After the mailing of this Proxy Statement and prior to the MacGregor's Special Shareholder Meeting called to consider the Merger, the Board of Directors of MacGregor will consider the fairness of the Merger to MacGregor and its shareholders in light of circumstances as they may change during this period. Changed circumstances after the date of this Proxy Statement which might be relevant to MacGregor's Board of Directors in its future consideration of the fairness of the Merger include changes in the market value of MacGregor Common Stock and the prospects of MacGregor, changes in the value and prospects of MacGregor, changes in the value of companies comparable to MacGregor and changes in the value of recently completed acquisitions of other comparable companies. MacGregor's Board of Directors further consideration of the fairness of the Merger may include seeking an updated opinion from Summit on or about the Effective Time of the Merger to the effect that, at such time, the consideration to be received by MacGregor's shareholders pursuant to the Merger Agreement is fair to the MacGregor's shareholders from a financial point of view. In connection with any further review of the Merger, the Board of Directors of MacGregor will review all factors that it then considers to be relevant to its consideration of the fairness of the Merger. In light of the nature and extent of these factors, MacGregor's Board of Directors is unable to determine at present their relative importance.



     In the event that the MacGregor Board of Directors, after the mailing of this Proxy Statement, in the exercise of its fiduciary duties determines that it must withdraw its recommendation and recommend against the approval of the Merger, it will communicate its changed recommendation to the shareholders in supplemental proxy materials. Shareholders will be resolicited in such supplemental proxy materials, and will be afforded the opportunity to change their votes without being required to attend the Meeting to do so. In the event that MacGregor shareholders did not approve the Merger, MacGregor would be entitled to terminate the Merger Agreement (and would not be required to pay any termination fee to Company). See: "The Merger-Conditions for Merger and Other Provisions."



OPINION OF MSF'S FINANCIAL ADVISOR


     GENERAL. Summit was engaged by the MSF Board of Directors to undertake an analysis of value relating to the merger of MacGregor and TPSI and to provide an opinion as to whether the exchange ratio is fair, from a financial point of view, to MSF and its shareholders. Summit was not instructed to seek other potential parties interested in acquiring MacGregor. MSF determined the amount of consideration to be paid in the Merger. Summit's role was to analyze and provide an opinion as to the fairness of the exchange ratio to the MacGregor shareholders from a financial point of view.

     Summit was selected by the MSF Board of Directors from the candidates identified to them by R.J. Steichen & Co. Summit was chosen because it is a widely recognized investment banking firm in the Twin Cities with substantial experience in the valuation of businesses and their securities in connection with mergers and acquisitions, negotiated underwritings, private placements and valuations for estate, corporate and other purposes. There were no limitations imposed on the scope of Summit's investigation by MSF. Summit will be paid a fee of $18,500 for its services. Summit's fee is not contingent upon completion of the Merger.


     BACKGROUND. On March 20, 1996, Summit submitted to the MSF Board of Directors its written opinion. The opinion states that, as of the date of the opinion and based upon and subject to the matters discussed therein, it is Summit's opinion that the 1.736 exchange ratio in the Merger is fair to MSF and its shareholders from a financial point of view.

     In conducting the review and in performing the analyses described below, Summit did not attribute any particular weight to any information or analysis considered by it, but rather made qualitative judgments as to the significance and relevance of each factor and analysis. Accordingly, Summit believes that the information reviewed and the analysis conducted must be considered as a whole and that considering any portion of such information or analyses, without considering all of such information and analyses, could create a misleading or incomplete view of the process underlying the opinion.


     A written report was also submitted by Summit to MSF's Board of Directors on March 20, 1996. This report detailed Summit's equity valuation analysis of TPSI based on two approaches. Summit utilized the comparable public company and the discounted cash flow methods. For purposes of determining the equity value of MSF, Summit utilized the net asset method.



     COMPARABLE PUBLIC COMPANY ANALYSIS. Summit estimated the equity value per share for TPSI using actual and estimated financial, operating and stock market information of certain comparable public companies. Summit determined a range of values within which it believed TPSI's common stock would trade in the public market based on a comparison of TPSI's financial condition, operating performance, and prospects with corresponding data for two groups of public companies selected by Summit as having business operations and other characteristics similar to those of TPSI. Summit used this analysis to derive implied equity values for TPSI by multiplying certain ratios derived from the comparable public companies by TPSI's own financial data.



     Those public companies deemed to be the most comparable to the document management software business of TPSI were Documentum, Inc., FileNet Corporation, Infodata Systems, Inc., Interleaf, Inc., Open Text Corporation and PC Docs Group International, Inc. Those public companies deemed to be the most comparable to the printing/publishing business of TPSI were Consolidated Graphics, Inc., Graphic Industries, Inc., IPI, Inc. and Merrill Corporation.


     Summit calculated equity market values as multiples to latest fiscal year net income, current fiscal year estimated net income, and next fiscal year estimated net income for both the document management software and printing/publishing industries. The respective multiples of the document management software comparable public companies were between the following ranges: (i) latest fiscal year net income: 8.5x to 46.2x (with a median of 44.3x); (ii) current fiscal year estimated net income: 28.8x to 41.3x (with a median of 35.1x); and (iii) next fiscal year estimated net income: 17.7x to 27.7x (with a median of 20.8x). The respective multiples for the printing/publishing comparable public companies were between the following ranges: (i) latest fiscal year net income: 9.8x to 18.1x (with a median of 14.1x); (ii) current fiscal year estimated net income: 11.1x to 17.2x (with a median of 11.3x); and (iii) next fiscal year estimated net income: 8.5x to 11.7x (with a median of 9.7x). Summit calculated aggregate value (defined as equity market value plus net debt) as multiples to latest 12 months ("LTM") revenue and LTM earnings before interest, taxes, depreciation and amortization ("EBITDA") of the comparable public companies. The respective multiples of the document management software comparable public companies were between the following ranges: (i) LTM revenue: .32x to 22.5x (with a median of 4.9x) and (ii) LTM EBITDA: 1.7x to 24.0x (with a median of 19.7x). The respective multiples for the printing/publishing comparable public companies were between the following ranges: (i) LTM revenue: .62x to 2.4x (with a median of 1.4x) and (ii) LTM
EBITDA:  4.7x to 8.2x (with a median of 5.6x).


     Summit also presented an analysis of operating statistics of the comparable public companies including, among other things, operating margins, net profit margins, three-year historical revenue growth, return on equity, and debt capitalization ratios, in each case as compared to TPSI.



     Based on this analysis, Summit calculated an implied equity value per share of between $0.40 and $1.23. Summit also calculated an implied equity value per share assuming the exercise of TPSI options and warrants ("fully diluted" basis). Based on this analysis, Summit calculated an implied equity value per fully diluted share of between $0.33 and $0.98.



     No company used in the comparable public company analysis is identical to TPSI. Accordingly, an analysis of the results of the foregoing is not entirely mathematical; rather, it involves complex considerations and judgments concerning the differences in financial and operating characteristics of the comparable public companies and other factors that can affect the public trading value of the comparable public companies to which TPSI is being compared.



     COMPARABLE MERGER AND ACQUISITION TRANSACTIONS. Summit reviewed publicly available financial information for recent merger and acquisition transactions involving document management software companies and printing/publishing companies. Such analysis resulted in two comparable transactions, both of which involved the sale of a privately held, document management software company to publicly traded companies. These transactions, completed between October, 1995, and January, 1996, were the acquisition of Odesta Systems Corporation by Open Text Corporation and the acquisition of Saros Corporation by FileNet Corporation. Summit compared selected financial data including equity value as a multiple of LTM net income and aggregate value as a multiple of LTM revenues and LTM EBITDA for the two acquisition transactions. Equity value as a multiple of net income and aggregate value as a multiple of EBITDA were not meaningful for Odesta Systems Corporation and Saros Corporation due to operating losses for each company. Aggregate value as a multiple of LTM revenue was 12.6x and 7.2x for Odesta Systems Corporation and Saros Corporation, respectively. However, because the reasons for and the circumstances surrounding each of the transactions analyzed were specific to each transaction and because of the inherent differences between the business, operations and prospects of TPSI, and the acquired companies in such transactions, Summit believed that an appropriate use of a comparable transaction analysis in this instance also would involve qualitative judgments concerning differences between the characteristics of the merger and these transactions.



     Based on the foregoing and an insufficient number of comparable transactions, Summit concluded that the comparable merger and acquisition transaction method did not provide a reliable indication of value for TPSI.



     DISCOUNTED CASH FLOW ANALYSIS. Summit performed a discounted cash flow analysis of TPSI based upon estimates of projected financial performance prepared by TPSI (the "Base Case Projections").

Summit calculated a range of implied equity values of TPSI based upon the discounted present value of the sum of (i) the projected three-year stream of unleveraged free cash flow, (ii) the projected terminal value at the year 2000 based upon a range of unleveraged free cash flow growth rates in perpetuity and
(iii) an assumed cash balance net of debt. In conducting this analysis, Summit applied discount rates ranging from 21% to 23% and unleveraged free cash flow growth rates, in perpetuity, ranging from 8.0% to 12.0%. To test the sensitivity of value to changes in revenue growth and operating margins, Summit constructed its own set of projections for TPSI (the "Conservative Case Projections"). Summit decreased by one-half the estimated growth rate in revenue over the 1998 and 1999 forecast period, and decreased the operating margin 6.0 percentage points below that used in the Base Case Projections. In calculating the projected terminal value at the year 2000, Summit applied unleveraged free cash flow growth rates, in perpetuity, ranging from 6.0% to 10.0%. Summit then calculated ranges of implied equity value per share by dividing the implied equity values by TPSI's shares outstanding.


     Based on this analysis, Summit derived an implied median equity value per share of (i) $2.14 ($1.64 per fully diluted share) based on the Base Case Projections and (ii) $0.79 ($0.66 per fully diluted share) based on the Conservative Case Projections.


     STOCK TRADING ANALYSIS. Summit reviewed MSF's stock price and volume history from January 3, 1994 to September 28, 1995 (five trading days prior to the announcement of the Merger). Summit's analysis indicated the stock trading price generated market valuations for MSF that were not supportable based upon MSF's operating and net losses, cash flow deficits and book value. In conducting its analysis, Summit considered, among other things, MSF's (i) fiscal 1995 net loss of $1,144,803 and cash flow deficit (net loss plus depreciation and amortization expense) of $863,392; (ii) book value of $1,272,635 or $0.15 per share (as of July 31, 1995); (iii) working capital deficit of $2,166,528 (as of July 1, 1995); and (iv) projected net losses. Summit noted that MSF's market value of $10 million (using the average bid price for 30 day period ended September 28, 1995) equaled a multiple of 7.9x the July 31, 1995 book value. Summit noted further that, based on generally accepted valuation methodologies, the actual and projected financial performance of MSF did not justify the public market trading values. Thus, MSF's stock price was deemed by Summit to be trading based predominantly on speculation.



     NET ASSET VALUE. Summit calculated the implied equity value of MSF based upon the value of MSF's net assets pursuant to the terms of the merger. MSF's assets, as of the effective date of the Merger, are as follows: (i) $1.0 million cash and (ii) $1.91 million promissory note. Subtracting a $100,000 current liability, Summit calculated the value of MSF's net assets to be $2.81 million or $0.23 per share (based on outstanding shares of common stock as defined pursuant to the terms of the Merger). Summit concluded that the value of MSF's equity is a function of the value of MSF's net assets of $2.81 million or $0.23 per share.



     IMPLIED EXCHANGE RATIO. Summit compared the implied equity values per share of TPSI to the implied equity value per share of MSF and calculated a range of implied exchange ratios for MSF common stock. Based upon the comparable public company method, Summit calculated an implied exchange ratio for MSF common stock of 1.739 to 5.348 (1.435 to 4.261 based on TPSI's fully diluted per share values). Based upon the discounted cash flow method, Summit calculated an implied exchange ratio for MSF common stock of 3.435 to 9.304 (2.870 to 7.130 based on TPSI's fully diluted per share values). Summit concluded, therefore, that the Implied Exchange Ratio based on Summit's valuation analysis resulted in exchange ratios that exceed the Exchange Ratio of 1.736 in the Agreement.

TREATMENT OF MACGREGOR AND TPSI OPTIONS AND EMPLOYEE STOCK OPTION PLANS.



     At the Effective Time, there will be options to purchase 50,000 shares of MacGregor Common Stock outstanding under MacGregor's existing Stock Option Plan and options to purchase 3,315,780 shares of Company Common Stock, which will become options to purchase approximately 5,769,457 shares of MacGregor Common Stock at the Effective Time, outstanding under TPSI's existing 1994-97 Stock Option Plan. Participants under the existing MacGregor and TPSI Stock Option Plans shall be entitled to have the stock options outstanding under such plans exchanged, pursuant to applicable exchange ratios, for stock options under the 1994-97 Stock Option and Compensation Plan. See: "Proposal Number V-Adoption and Ratification of a MacGregor Stock Option Plan."


INTERESTS OF CERTAIN PERSONS IN THE MERGER


     No officers, directors or persons holding more than 5% of the voting power of either MacGregor or TPSI will have any material interest in the Merger except in their respective capacities as Shareholders of either MacGregor and TPSI as disclosed in the Section entitled "Security Ownership of Certain Beneficial Ownership and Management," which interests are shared pro rata by all holders of the same class of securities.


CONDITIONS TO THE MERGER; TERMINATION


     The respective obligations of MacGregor and TPSI to effect the Merger are subject to a number of conditions, including, among others: (i) the approval of the Merger and other transactions contemplated by the Merger Agreement by the respective shareholders of each of MacGregor and TPSI, (ii) as of the Effective Time, MacGregor's balance sheet shall show a tangible net worth less non-current assets of at least $3,000,000, (iii) MacGregor shall have paid or otherwise satisfied all debt and all current liabilities, or otherwise removed them from MacGregor's balance sheet, (iv) MacGregor shall, subject to its shareholders' approval, have completed the sale of substantially all of its assets to Hutch, (v) certain of MacGregor's affiliates shall have agreed not to sell or otherwise transfer the shares of MacGregor Common Stock held by them,
(vi) shareholders who exercise statutory dissenter's rights shall not aggregate more than 5% of the total outstanding MacGregor Common Stock, and (vii) MacGregor shall be approved for listing in the NASDAQ SmallCap MarketTM on a consolidated post-merger basis.



     As stated above, the Merger Agreement requires that MacGregor's balance sheet be free of liabilities prior to consummation of the Merger and to have tangible net worth less non-current assets of at least $3,000,000. With respect to tangible net worth, MacGregor expects to satisfy the $3,000,000 tangible net worth condition with the proceeds of (i) the sale to MSP of 394,300 shares of MacGregor Common Stock at a price of $3.06 (based on the January 31 closing price) per share for an aggregate price of $1,206,558 which MSP will pay out of the proceeds of the sale of the MacGregor Rights; (ii) a dividend from MSP of the remaining proceeds from the sale of the MacGregor Rights in the amount of $1,693,442; and (iii) the sale of 228,627 shares of its common stock previously pledged to BB&T Bank, for an aggregate price of $228,627.



     In order for MacGregor's balance sheet to be free from liabilities, it was necessary for MacGregor to satisfy the obligations and liabilities of MSP and CTS or otherwise remove such obligations and liabilities from MacGregor's balance sheet. As of January 31, 1996, MSP had accrued rental obligations, accrued trade payables, accrued legal and accounting fees and asserted and non-asserted claims in the range of $500,000 to $1,200,000. MSF approached Resource Preservation, L.L.C. for the purpose of having Resource Preservation, L.L.C. acquire the stock of MSP and CTS in order to so remove such liabilities and obligations from MSF's balance sheet and to liquidate MSP and CTS. To that end, MSF and Resource Preservation, L.L.C. entered into a Stock Purchase Agreement dated February 2, 1996 whereby MSF agreed to sell shares to MSP, and Resource Preservation, L.L.C. agreed to purchase MSP and CTS in return for the payment of $10 and the provision of liquidation services with respect to the obligations and liabilities. The transfer of the shares and the closing of the purchase of MSP and CTS by Resource Preservation, L.L.C. will occur concurrently with the Merger but be effective as of February 2, 1996.



     The consummation of the purchase of MSP and CTS by Resource Preservation, L.L.C. is conditioned on (1) MSP owning at the Closing all of the shares of CTS. To meet this condition, MacGregor will make a capital contribution before the Closing to MSP of the CTS shares MSF owns and as a result, CTS will become a wholly-owned subsidiary of MSP; and (2) MSP having sufficient shares of MacGregor Common Stock to satisfy the asserted and non-asserted liabilities and claims of MSP and CTS within the foregoing range. The MacGregor Common Stock sold by MacGregor to MSP is intended to provide MSP and CTS with sufficient capital to repay the existing and potential liabilities of MSP and CTS and provide a reasonable fee for liquidation services. Management considered alternatives to selling MacGregor Common Stock to MSP, including bank financing and raising additional equity and then contributing the funds to MSP. In that regard, management concluded that it had no assets on which to borrow. Moreover, in the judgment of management, MacGregor would not have been able to raise additional equity without expanding or changing its line of business.



     The market value (based upon the March 15 closing price) of MacGregor Common Stock contributed to MSP is $1,205,558 and exceeds the balance sheet liabilities of CTS and MSP by approximately $655,278. However, MacGregor believes that the amount of MacGregor Common Stock is reasonable taking into account the range of accrued and potential liabilities; the two year restriction on transfer to which such shares will be subject and the possibility that the value of the MacGregor Common Stock could decline during the two year restricted period. While Resource Preservation, L.L.C. acquired MSP and CTS, and indirectly ownership in MacGregor for nominal consideration, the economic reality is that the value of the MacGregor Common Stock is approximately equal to the liabilities of MSP and CTS. MSP will own approximately 3.33% of MacGregor Common Stock before the Merger and 1.3% of MacGregor Common Stock after the Merger. Resource Preservation, L.L.C. is owned by David E. Schaper and Frederick LeBaron. Mr. Schaper is an officer of Roadmaster and Mr. LeBaron is a partner in the law firm of Ross & Hardies. Ross & Hardies represents MSF and Subsidiary in the transaction.



     The net book value as of January 31, 1996 of MSP was $475,000 and of CTS was -$1,057,000. The net book value of MSP does not include the $1.9 million note received from the Sale of the MacGregor Rights to Hutch as the proceeds of the Sale of the MacGregor Rights were used to purchase 394,300 shares of MacGregor Common Stock for $1,206,558 and the remaining proceeds were distributed to MacGregor, the sole stockholder of MSP.



     In addition to the foregoing, the obligations of MacGregor and TPSI to effect the Merger are subject to the completion of satisfactory due diligence and absence of material adverse changes in the business, operations and condition (financial and otherwise) of the respective parties and the receipt by MacGregor of a Fairness Opinion of Summit Investment Corporation.

FEES AND EXPENSES


     If the Merger is not consummated, but is terminated in accordance with the provisions of the Merger Agreement, MacGregor and TPSI shall equally share the costs and out-of-pocket expenses related to the Merger. If, however, any party
(i) breaches any of its representations, warranties, covenants, conditions or other obligations to the other pursuant to the Merger Agreement; or (ii) prior to July 16, 1996 (a) receives an offer, whether written or oral, from any other party (a "Third Party") and sells substantially all of its assets to or merges or consolidates with such Third Party (or agrees to do so), (b) enters into a binding or non-binding letter of intent with any such Third Party to merge, consolidate, transfer assets or conduct any type of business combination, or
(c) agrees to the purchase by such Third Party of a controlling interest in its stock, then the breaching party shall pay the non-breaching party the amount of the non-breaching party's out-of-pocket expenses related to the Merger plus $100,000, all in cash.



NO SOLICITATION


     MacGregor will not directly or indirectly solicit, encourage or, except as may be necessary to fulfill the fiduciary duties of the directors of MacGregor, recommend the approval of any offer from, or provide any confidential information to, any entity other than TPSI relating to a business combination or the sale of MacGregor's assets or MacGregor Common Stock.


EFFECTIVE TIME OF THE MERGER

     If the Merger Agreement is approved and adopted at the Meeting, and all other conditions to the Merger have been met or waived, the parties expect the Merger to be effective upon the filing of Articles of Merger with the Minnesota Secretary of State. The time of such filing is referred to in this Proxy Statement as the "Effective Time."

CERTAIN FEDERAL INCOME TAX CONSEQUENCES


     The following discussion summarizes the material United States federal income tax consequences of the Merger to the holders of MacGregor Common Stock. At the closing of the Merger the law firm of Ross & Hardies will deliver its opinion on the material federal income tax consequences of the Merger to the holders of MacGregor Common Stock. The opinion of Ross & Hardies will be subject to various assumptions and qualifications and is based on current law. Unlike a ruling from the IRS, an opinion of counsel is not binding on the IRS and there can be no assurance that the IRS will not take a position contrary to one or more of the positions reflected herein, or that the positions herein would be upheld by the courts if challenged by the IRS. This discussion is based on the current provisions of the Internal Revenue Code of 1986, as amended (the "Code"), applicable Treasury Regulations, judicial authority and administrative rulings and practice. No ruling from the IRS has been or will be sought with respect to any aspect of the Merger. Furthermore, legislative, judicial or administrative changes or interpretations may be forthcoming that could alter or modify the statements set forth herein.



     The following does not consider the tax consequences of the Merger under state, local and foreign law or the tax consequences to MacGregor as the result of various transactions required pursuant to the Merger Agreement. Moreover, special considerations not described herein may apply to certain taxpayers, such as financial institutions, broker-dealers, insurance companies, tax-exempt organizations, investment companies and persons who are neither citizens nor residents of the United States, or who are foreign corporations, foreign partnerships or foreign estates or trusts as to the United States.


     In rendering its opinion, Ross & Hardies relied upon the following assumptions, based upon representations made by the respective parties: (i) that MacGregor has no present intention to dispose of any of the TPSI shares that it will receive in connection with the Merger; (ii) that following the Merger IntraNet will hold at least ninety percent of the fair market value of the net assets and at least seventy percent of the fair market value of the gross assets held by Subsidiary and by TPSI, respectively, prior to the Merger;
(iii) that TPSI has no present intention to dispose of any of the assets that it will hold immediately after the Merger, except for dispositions made in the ordinary course of business; (iv) that neither TPSI or Subsidiary disposed of any assets within the period beginning two years prior to the Merger, except for dispositions made in the ordinary course of business; (v) that TPSI disposed of no assets in contemplation of the Merger or in contemplation of an acquisition by or with any other party; (vi) that TPSI and MacGregor intend that IntraNet continue its present business for an indefinite period after the Merger and have no current intent that IntraNet discontinue said business;
(vii) that no shareholder of TPSI has a present intention to dispose of more than fifty percent of the shares of MacGregor stock that such shareholder will receive in the Merger; (viii) that each shareholder will in fact retain at least fifty percent of the shares of MacGregor stock that such shareholder will receive in the Merger for a period of at least two years after the Merger; (ix) that MacGregor and TPSI are engaging in the Merger for the business purposes specified herein; and (x) that MacGregor currently owns no shares of TPSI.


     EACH HOLDER IS URGED TO CONSULT HIS OR HER OWN TAX ADVISOR REGARDING THE FEDERAL, STATE, LOCAL AND FOREIGN TAX CONSEQUENCES OF THE MERGER.


     Ross & Hardies, counsel to MacGregor in this transaction, expects the Merger, subject to the qualifications set forth above, to qualify as a tax-free reorganization under Sections 368(a)(1)(A) and 368(a)(2)(E) of the Code. As such, in the opinion of Ross & Hardies, and subject to such qualifications, no gain or loss will be recognized by the shareholders of MacGregor for tax purposes upon consummation of the Merger.


DISSENTER'S RIGHTS


     Under Minnesota law, MacGregor's shareholders are entitled to dissenter's rights in connection with the sale of the MacGregor Rights and the Merger. See:
"The Sale of Substantially all of the Assets of MacGregor to Hutch - Dissenter's Rights."



CERTAIN RISK FACTORS TO CONSIDER



     A decision to approve the Merger involves substantial risks. The risk factors set forth below are not intended to be an exhaustive list of the general or specific risks involved, but merely to identify certain risks that are currently foreseen by MacGregor and TPSI. It must be recognized that other risks, not now foreseen, might become significant in the future and that the risks which are now foreseen might affect the merged entities to a greater extent than is now foreseen or in a manner not now contemplated. Each shareholder should carefully consider all information contained in this Proxy and should give particular consideration to the following factors before deciding to approve the Merger. Among the risks which shareholders should consider are the following:

     1. Dependence Upon Continued Market Expansion. The continued expansion of TPSI's business is dependent on the continued expansion of the markets for which its products were developed. As such, TPSI's future success is dependent upon a continuation of the trend toward network-based computing environments and the continued willingness of large businesses to reengineer the processes they employ to create, store and manage data. In addition, TPSI's future success is dependent upon the continued expansion of the on-demand printing market. Any factors which have an adverse impact on the continued expansion of these markets generally could have a material adverse impact on TPSI.



     2. Dependence on Narrow Product Line; Technology Risks; Risk of Market Acceptance. TPSI's future success will depend, to a large extent, on its ability to increase sales from existing products and derive sales from new products. There can be no assurance that TPSI will be able to further penetrate the market with its existing products and to introduce and gain acceptance of its new products. The market is highly competitive and characterized by rapid innovation and technological change. TPSI's products were specifically designed to meet the needs of the document management market, but other companies have also introduced or announced the development of products designed to address the same markets as TPSI's products. TPSI's ability to maintain a competitive position will also depend on its ability to develop enhancements and upgrades to its existing product line. In addition, technological advances that would make TPSI's products less attractive to current and potential customers could adversely impact the business of TPSI. TPSI's plans with respect to the development of new products are subject to the risks inherent in the development and marketing of complex software products, including the risks that the release of the product may be delayed, errors may be found in the product after its release despite extensive testing, and discovered errors may not be corrected in a timely manner. Further, the commercial success of TPSI's products will depend on the willingness of potential customers to perform and accept the use of TPSI's products to create, manage and distribute unstructured business-critical data.



     3. Dependence on Development of New Products. TPSI's future strategy to extend its product line will depend on its ability to design, develop and market new and innovative products. There can be no assurance that TPSI will be successful in introducing new products. TPSI devotes resources to research and development and believes it will have sufficient resources to support its research and development efforts. However, there can be no assurance that the level of research and development expenses necessary for TPSI to remain competitive will be as currently anticipated or that TPSI's revenues will be sufficient to cover its research and development costs.



     4. Intellectual Property. In the absence of significant patent or copyrights protection, TPSI may be vulnerable to competitors who attempt to develop functionally equivalent products. Although TPSI believes that it has all rights necessary to market its products without infringing upon any patents or copyrights held by others, there can be no assurance that conflicting patent or copyright rights do not exist.



             TPSI relies upon trade secret protection for its confidential and proprietary information. There can be no assurance that others will not independently develop substantially equivalent proprietary information and techniques or otherwise gain access to TPSI's trade secrets or disclose such technology, or that TPSI can meaningfully protect its trade secrets.



             It is TPSI's policy to require its employees, consultants, and advisors to execute confidentiality agreements upon the commencement of employment or other relationships with TPSI. These agreements include standard non-disclosure and non-competition provisions prohibiting employees or former employees from disclosing TPSI's Confidential Information (as defined therein) and prohibiting employees, and former employees for a period of one year following termination of their employment with TPSI from organizing or participating in a Competing Business (as defined therein) or developing or selling Competing Products (as defined therein).



             TPSI has applied for trademark registration for the following matters: IntraNet and IntraNet Solutions. TPSI also intends to file trademark applications for the following marks: IntraNet Web-Based Management System, IntraNet WBMS, IntraNet Document Refinery, IntraNet Web Refinery and IntraNet Web Vault. There can be no assurance that any trademarks which have been applied for but not yet issued will be issued. In the absence of trademark protection, TPSI may be unable to take advantage of the brand name recognition it is attempting to build. Further, even if all trademarks applied for are issued, there can be no assurance that such trademarks will prove valuable to TPSI.



     5. Significant Competition. Some of TPSI's competitors currently marketing products into the document management market are more established than TPSI and have the benefits of pre-existing relationships with potential customers and greater name recognition than TPSI. Some of TPSI's current and potential competitors have significantly greater technical, financial, and marketing resources than TPSI. Although TPSI believes it competes effectively with respect to such factors, there can be no assurance that TPSI will have the financial resources, technical expertise or marketing, distribution or support capabilities to compete successfully in the future.



     6. Dependence Upon Key Vendor Relationships. TPSI is materially dependent on Sun Microsystems, Inc. and Interleaf, Inc. for the supply of the hardware and non-proprietary software products sold as part of its systems. TPSI does not currently have a secondary source of supply for these products. Any disruption in the relationship between TPSI and either of Sun Microsystems, Inc. or Interleaf, Inc. would have a material adverse impact on TPSI.




     7.      Former Shareholder Lien.  TPSI redeemed 50% of its outstanding
shares of its   Common Stock from a former shareholder and director for
$200,000 on July 31, 1995. TPSI paid $150,000 of the purchase price in cash and delivered a $50,000 note to the former shareholder for the balance of the purchase price. The note requires annual principal payments of $10,000 and matures in August, 2000. TPSI also entered into Consulting and Non-Competition Agreements with the former shareholder. To secure the purchase price of the redeemed shares and TPSI's monetary obligations under the agreements, TPSI pledged the redeemed shares to the former shareholder as collateral. Although TPSI has and intends to meet its monetary obligations to the former shareholder, in the event it should fail to do so, the former shareholder may be able to assert a claim of up to a 50% ownership interest in TPSI. TPSI and its subsidiaries will be the only asset of the post-merger entity. If TPSI were to fail to make payment to the former shareholder and the former shareholder were successful in obtaining a 50% ownership interest in TPSI, the value of the shares of Common Stock of the post-merger entity would be reduced substantially. MacGregor cannot currently estimate the potential loss in value.



     8. Dependence on Key Personnel; Need for Additional Employees. TPSI is currently greatly dependent on the personal knowledge and experience of Messrs. Olson and Sjobeck. TPSI believes that its senior management team has knowledge which, due to TPSI's relatively small size, is personal to such individuals and has not been institutionalized. As such, the loss of any of these key personnel could be detrimental to TPSI. To avoid the negative impact which the loss of a senior manager could have on TPSI, as well as to achieve its business plan, TPSI must hire additional employees at various operational levels. The future development and success of TPSI will depend in part upon its ability to attract new employees and retain its key personnel. There can be no assurance that TPSI will be able to attract or retain such personnel or that the hiring and retention of such personnel will result in the institutionalization of vital information.

     9. Potential Dilution Upon Exercise of Options and Warrants. TPSI currently has options and warrants to purchase 3,472,530 shares of TPSI Common Stock outstanding. Applying the Exchange Ratio, such options and warrants will become rights to acquire approximately 6,028,312 shares of MacGregor Common Stock upon approval of the Merger. The exercise price of these options and warrants will range from $0.05 to $2.60 following the Merger. If such options are exercised, the percentage ownership of MacGregor's current shareholders in the post-merger entity will be reduced from approximately 40% to approximately 33%. In addition, TPSI has an additional 6,684,220 authorized but unissued options under its current stock option plan. It is anticipated that MacGregor will assume TPSI's obligations under this plan.



     10. Fluctuations in Future Operating Results. TPSI's future operating results may vary substantially from quarter to quarter. At its current stage of operations, TPSI's quarterly revenues and results of operations may be materially affected by the timing of the development, introduction and market acceptance of TPSI's and its competitors' products. Product development and marketing costs are often incurred in periods before any revenues are recognized from the sales of products. Operating expenses are higher during periods in which such product development costs are incurred and marketing efforts are commenced. In addition, the irregular receipt of significant contracts could add to quarter to quarter variation in operating results. Due to these and other factors, including the general economy, stock market conditions and announcements by TPSI or its competitors, the market price of the securities offered hereby may be highly volatile.



     11. Control by Founder. After completion of the Merger, TPSI's founder will hold approximately 53% of the MacGregor's outstanding common stock. As such, Mr. Olson will be able to exercise control over the business policies and affairs of IntraNet.



     12. Effects of Delisting from Nasdaq SmallCap Market; Lack of Liquidity of Low Priced Stocks. If MacGregor fails to maintain the qualification for its common stock to trade on the Nasdaq SmallCap Market, its securities would be delisted from the Nasdaq SmallCap Market. Factors giving rise to such delisting could include, but not be limited to, a reduction of MacGregor's assets to below $1,000,000, stockholder's equity being reduced to below $2,000,000, a minimum bid price being less than $1.00 per share, a reduction to one active market maker or a reduction in the value of the MacGregor's publicly held securities to less than $250,000. In such event, trading, if any, in the common stock would thereafter be conducted in the over-the-counter markets in the so-called "pink sheets" or the National Association of Securities Dealer's "Electronic Bulletin Board." Consequently, the liquidity of the MacGregor's common stock would likely be impaired, not only in the number of shares which could be bought and sold, but also through delays in the timing of the transactions, reduction in security analysts' and the news media's coverage if any, of MacGregor, and lower prices for MacGregor's securities than might otherwise prevail. If MacGregor's common stock were to be delisted from the Nasdaq SmallCap Market, it would become subject to Rule 15g-9 under the Securities Exchange Act of 1934, as amended, (the "Penny Stock Rules"), which imposes additional sales practice requirements on broker-dealers which sell such common stock to persons other than established customers and certain institutional investors. For transactions covered by this rule, a broker-dealer must make a special suitability determination for the purchasers and have received the purchaser's written consent to the transaction prior to sale. Consequently, the Penny Stock Rules may adversely affect the ability of broker-dealers to sell MacGregor's common stock and may adversely affect the ability of IntraNet's shareholders to sell any of the shares of MacGregor Common Stock in the secondary market.



     13. Demand and Piggy-Back Registration Rights. In addition to the registration rights applicable to MacGregor's currently outstanding Common Stock, certain shareholders and warrant holders of TPSI, including, without limitation, Robert F. Olson and TPSI's 1995 bridge loan financing investors, will have the right following the merger, subject to certain conditions, to participate in and demand registrations and to cause MacGregor to register certain shares of Common Stock owned by them. MacGregor estimates that such registration rights would encompass approximately 18 million shares of its Common Stock on a post-merger basis. Pursuant to these registration rights, if MacGregor proposes to register any of its Common Stock, other than in certain specified instances, on its own behalf or on account of others, such holders are entitled to notice of such registration and must be given the opportunity to participate. In certain circumstances, the holders also have the right to demand that MacGregor file a registration statement covering such shares. These demand and piggyback registration rights are subject to certain customary terms and limitations.



     14. Need for Additional Financing. TPSI anticipates that the cash it will obtain through the Merger will be adequate to satisfy its short-term operating and capital requirements, assuming that TPSI performs substantially in accordance with its current business plan, of which there can be no assurance. Changes in TPSI's business or business plan could affect TPSI's capital requirements. TPSI's future capital requirements will depend on many factors, including, but not limited to, potential acquisitions, the cost of manufacturing and marketing activities, its ability to successfully market its products, managing its growth, the size of its research and development programs, the length of time required to collect accounts receivable and competing technological and market developments. TPSI currently has no probable or pending acquisitions. TPSI could also be adversely affected if its current credit facilities are terminated or the terms thereof are substantially changed. There can be no assurance that TPSI will perform in accordance with its business plan. There can be no assurance that TPSI will be able to raise any additional funds required to conduct its operations, that any such funds will be available on terms acceptable to TPSI or at all, or that existing shareholders would not suffer substantial dilution as a result of subsequent financings. If TPSI needs and is unable to raise additional working capital before it generates positive cash flow from operations, it could be required to curtail its operations.



     The complete mailing address and telephone number for each of MacGregor and TPSI are as follows:



    MacGregor Sports & Fitness, Inc.   IntraNet Integration Group, Inc.
    8100 White Horse Road              5500 Lincoln Drive
    Greenville, South Carolina  29611  Suite 110
    (864) 294-5230                     Minneapolis, Minnesota  55436
                                       (612) 938-4490


MANAGEMENT'S DISCUSSION AND ANALYSIS OF FINANCIAL CONDITION AND RESULTS OF OPERATIONS


     MACGREGOR.


     YEAR ENDED JULY 31, 1994 COMPARED TO YEAR ENDED JULY 31, 1995


     Due to the distributorship agreement with Roadmaster and TPSI's future plans, it is anticipated that the reported financial information indicated herein will not be indicative of future operating results.



     The independent auditor's report on the MacGregor's financial statements for the year ended July 31, 1995, included a "going concern" explanatory paragraph, which means that the auditors have expressed substantial doubt about the MacGregor's ability to continue as a going concern. Management's plans in regard to the factors which prompted the explanatory paragraph are discussed in Note 2 to the MacGregor's July 31, 1995 financial statements.


     Revenues were significantly less in fiscal year ended July 31, 1995 compared with July 31, 1994 as management reacted to the changing institutional sporting goods market. As more and more sporting goods manufacturers and distributors sell direct to the institutional accounts, those accounts no longer require sporting goods dealers such as CTS. In December 1993, CTS eliminated its team division sales organization and novated a government contract. During the fourth quarter of the current fiscal year, management took actions to curtail its retail operations.


     RESULTS OF OPERATIONS. MacGregor's sales were $518,971 and $2,237,601 for the fiscal years ended July 31, 1995 and 1994, respectively which were mostly derived from CTS. The decline in revenues was attributable to the December 1993 decision to eliminate its unprofitable team sales division and the novation of a government contract. The revenues in fiscal year July 31, 1994 attributed to such activities were $1,022,148 and $212,791, respectively.


     Gross profits were $572,500 and $365,403 or 14.0% and 16.3% of sales for the fiscal years ended July 31, 1995 and 1994, respectively.


     Royalty income decreased to $246,664 from $447,332 in year ended July 31, 1995 compared with July 31, 1994. During 1994, MacGregor received non-recurring royalties of approximately $282,000 (see Note 11 to the financial statements). In 1994, MacGregor earned royalties under its distribution agreement with Roadmaster of $165,000 which increased by approximately $82,000 to $247,000 in 1995.



     General and administrative expenses decreased to $517,246 in the year ended July 31, 1995 from $1,758,205 in 1994. The decrease is directly attributable to MacGregor's curtailment of CTS activities during 1994 and continuing into 1995. During the year ended July 31, 1995, as further discussed under Liquidity and Capital Resources, MacGregor wrote down its trademark and license agreement by $500,000. Also, during the fiscal year ended July 31, 1994 charges of $281,710 were incurred for the write-off of goodwill, and $148,689 for the write-down of trademarks.



     MacGregor experienced net losses of $1,145,000 and $1,855,267 for the fiscal years ended July 31, 1995 and 1994, respectively.



     LIQUIDITY AND CAPITAL RESOURCES. At July 31, 1995, MacGregor's current liabilities exceeded its current assets by approximately $2,167,000. As discussed in Note 1 to the financial statements, MacGregor has entered into a distribution agreement with Roadmaster. Under the terms of the distribution agreement, MacGregor will receive royalties from Roadmaster Corporation, including certain cumulative minimum royalties throughout the term of the agreement. Through July 31, 1995, Roadmaster has paid 1994 and 1995 minimum royalties totaling approximately $412,000 and has advanced approximately $64,000 against future royalties. $300,000 of the proceeds were used to terminate MacGregor's license with MacGregor Golf Company in exchange for its releasing MacGregor from future minimum royalties of $395,000 and $520,000 for the twelve months ended February 1995 and 1996, respectively. Additionally, proceeds were used to pay quarterly minimum license payments to Equilink under its license agreement and certain trade liabilities of MacGregor. In connection with the Roadmaster distribution agreement, MacGregor has established and implemented a program whereby the selling, general and administrative expenses related to the former distribution operations of MSP have been substantially eliminated.



     In August through October 1995, MacGregor sold 308,000 shares of its stock at an average price of $.59 for proceeds of $181,000, pursuant to prior agreements as follows: Ralph Grills Family Ltd. Partnership, Wayne R. Mills, and Bruce Reichert. The average price reflects a modest discount from the then prevailing market price in light of the restricted nature of the shares. MacGregor also received $50,000 from a shareholder in exchange for a 10% note. The total proceeds of $231,000 were used to pay certain liabilities of MacGregor, as well as MacGregor's obligation under its license from Equilink.



     In February 1994, MacGregor issued 344,000 shares of Common Stock to BB&T Bank of Greenville, CTS' lender ("BB&T") to collateralize $175,000 of BB&T's then outstanding $400,000 line of credit to CTS. In October 1995, BB&T required MacGregor to cause the shares to be purchased by Equitex's designee at a price of $.50 per share. The proceeds of $172,000 reduced the BB&T indebtedness. In October 1995, MacGregor agreed to issue 228,677 shares of its Common Stock to CTS, as a capital contribution, and CTS pledged these shares to the bank as collateral for its remaining indebtedness.




     A prepayment of the minimum royalty payments due from Roadmaster for the remainder of calendar year 1995 in the amount of $116,420 was received in fiscal 1995 to enable MacGregor to pay certain current obligations.



     MacGregor's business and operations have not been materially affected by inflation.


SIX MONTHS ENDED JANUARY 31, 1995 COMPARED TO SIX MONTHS ENDED JANUARY 31, 1996


     RESULTS OF OPERATIONS. There were no sales revenue for the three and six months ended January 31, 1996. Revenues from CTS retail operations for the three and six months ended January 31, 1995 were $162,447 and $320,519, respectively.



     Royalty income increased by $21,667 and $41,667 for the three and six months ending January 31, 1996 compared with January 31, 1995 as MacGregor earned a larger minimum royalty under the Roadmaster agreement for the current quarter compared with the comparable periods in the prior year.



     Operating expenses for the quarters ended January 31, 1996 and 1995 were $1,587,715 and $116,933, respectively. Operating expenses for the six months ended January 31, 1996 were $1,705,889 compared with $381,075 for the six months ended January 31, 1995. The main reasons for the increases were as further described in liquidity and capital resources that MacGregor wrote down its trademark and license agreement by $1,200,000, accrued certain expenses related to the sale of the MacGregor Rights and expensed the office rent due for the remainder of its lease.


     Net loss for the quarter ended January 31, 1996 was $1,453,973 compared with a net loss of $32,994 for the quarter ended January 31, 1995. Net loss for the six months ended January 31, 1996 was $1,485,453 compared with a net loss of $238,311 for the six months ended January 31, 1995. The main reasons for the increase in the losses were the write-down of the trademark costs of

$1,200,000 and the costs recorded to conclude the sale of the MacGregor Rights. This was partially offset by gains realized on certain extinguishment of debt.


     LIQUIDITY AND CAPITAL RESOURCES. At January 31, 1996, MacGregor's current liabilities exceeded its current assets by approximately $131,000. As discussed in Note 5 to the financial statements, MacGregor has entered into a distribution agreement with Roadmaster. However, the level of cash flow from the royalties under the distribution agreement does not provide assurance on an ongoing basis that MacGregor will have sufficient cash flow to pay for its operating and other expenses. Additionally, it does not provide a capital base for MacGregor to engage in other business opportunities. Under the terms of the definitive agreement for MacGregor to sell its MacGregor Rights, as further discussed in Note 4 to the financial statements, MacGregor will receive $1,000,000 in cash at closing and a $1,910,000 note, payable in twelve equal installments. This transaction will enable MacGregor to meet the conditions necessary to effect the Merger as described in Note 3 to the financial statements. As a result of the agreement to sell the MacGregor Rights, MacGregor has reduced the carrying amount of its intangible assets by $1,200,000.



     From August, 1995 through January, 1996, MacGregor sold 528,000 shares of its stock at prices from $.50 to $1.25 for proceeds of $446,000, and received $160,000 from a shareholder in exchange for a 10% note. The total proceeds of $606,000 were used to repay the $160,000 shareholder note and certain liabilities of MacGregor, as well as to fulfill MacGregor's obligation under its license from Equilink.



     In February, 1994, MacGregor issued 344,000 shares of Common Stock to BB&T to collateralize $175,000 of the $400,000 line of credit to CTS. In October, 1995, BB&T required MacGregor to cause the shares to be purchased by Equitex's designee at a price of $.50 per share. The proceeds of $172,000 reduced the BB&T indebtedness. In October, 1995, MacGregor agreed to issue 228,677 shares of its Common Stock to CTS, and CTS pledged these shares to the bank as collateral for its remaining indebtedness. In February, 1996, BB&T required MacGregor to cause the shares to be purchased by Equitex's designee. Proceeds of $230,786 were used to pay off in full the remaining indebtedness to BB&T.



     As disclosed in MacGregor's statement of cash flow for the six months ended January 31, 1996, the Class A preferred stock, the Class C preferred stock and certain other liabilities were converted to MacGregor's Common Stock.



     TPSI.


     YEAR ENDED MARCH 31, 1994 COMPARED TO THE YEAR ENDED MARCH 31, 1995


     REVENUES. TPSI's revenues are derived from the sale of hardware, software and services such as development, support, training and on-demand printing. Revenue from software is recognized at the time of product shipment if no significant TPSI obligations remain and collection of the resulting sales price is probable. In instances where significant TPSI obligations remain, revenue recognition is delayed until the obligation has been satisfied. Revenue from service and support contracts is generally recognized ratably over the term of the contract. Revenue from contracts with original duration of one year or less is recognized at the time of the sale if TPSI does not expect to have any material future obligations. Revenue from the sale of all other products and services is recognized at the time of delivery to the customer.

     Total revenues increased to $10.4 million in 1995 from $7.2 million in 1994, or $3.2 million (44.2%). This increase related to both increases in hardware integration of $1.5 million ($3.5 million in 1994 compared to $5.0 million in 1995) and software and related services of $1.0 million ($3.7 million in 1994 compared to $4.7 million in 1995). The primary reason for these increases were the continued expansion of TPSI's presence into the Fortune 1500 marketplace and additional business from its existing customer base. In addition, TPSI formed its on-demand printing services subsidiary, IDG, in August 1994. For the eight months of operations of IDG during the year ending March 31, 1995, TPSI generated $700,000 in revenues.



     COST OF REVENUES. Cost of hardware integration revenues consists primarily of cost of product purchased from TPSI's vendors and freight charges. Cost of hardware integration revenues were $3.0 million in 1994 and $4.4 million in 1995. Cost of hardware integration revenues as a percent of hardware integration revenues was 86.3% in 1994 compared to 86.7% in 1995.



     Cost of software, technical services, and support revenues consists of cost of product purchased from TPSI's vendors, freight charges, and personnel-related costs incurred in providing support, services and training to customers. Cost of software, technical services, and support revenues were $2.2 million in 1994 and $2.9 million in 1995. Cost of software, technical services, and support revenues as a percent of software, technical services, and support revenue was 58.9% in 1994 compared to 60.8% in 1995.


     Cost of on-demand printing services revenues consists of direct materials, direct labor, and production equipment depreciation. Cost of on-demand printing services revenue as a percent of on-demand printing services revenue was 53.6% for 1995.

     OPERATING EXPENSES.

     SALES AND MARKETING. Sales and marketing expenses were $1.0 million in 1994 compared to $1.2 million in 1995. Sales and Marketing expenses as a percent of total revenues were 13.2% in 1994 compared to 11.9% in 1995. Higher revenue volumes in 1995 helped decrease sales and marketing expenses as a percent of revenues as more fixed expenses were covered.

     GENERAL AND ADMINISTRATIVE. General and administrative expenses were $500,000 in 1994 compared to $900,000 in 1995. General and administrative expenses as a percent of total revenue were 7.2% in 1994 compared to 8.8% in 1995. Total general and administrative expenses increased by $400,000 in 1995 compared to 1994. Increases in general and administrative expenses were primarily attributable to growth in the business infrastructure including sales, technical service and accounting management.

     RESEARCH AND DEVELOPMENT. Research and development expenses were $300,000 in 1994 and 1995. Research and development expenses as a percent of total revenue were 4.2% in 1994 and 3.3% in 1995.

     DEPRECIATION AND AMORTIZATION. Depreciation and amortization expense was $50,792 in 1994 compared to $109,274 in 1995. Depreciation and amortization expense increased by $58,482 in 1995 compared to 1994 primarily due to the acquisition of office equipment.

     INTEREST EXPENSE. Interest expense was $23,143 in 1994 compared to $97,033 in 1995. Interest increased by $73,890 in 1995 compared to 1994 primarily due to increased borrowings on the company's working capital revolving line of credit.


NINE MONTHS ENDED DECEMBER 31, 1994 COMPARED TO THE NINE MONTHS DECEMBER 31,
1995


     REVENUES. Total revenues increased to $9.8 million in 1995 from $7.5 million in 1994, or $2.3 million (30.3%). This increase related primarily to increases in hardware integration of $1.8 million ($3.6 million in 1994 compared to $5.4 million in 1995) and on-demand printing services $600,000 ($400,000 in 1994 and $1.0 million in 1995). TPSI's on-demand printing subsidiary, IDG, formed in August of 1994, operated for only five months of the comparable 1994 period. TPSI's software, technical services and support revenues declined slightly $100,000 ($3.5 million in 1994 compared to $3.4 million in 1995) primarily due to a focus on development of proprietary software products.


     COST OF REVENUES. Cost of hardware integration revenues were $3.1 million in 1994 and $4.5 million in 1995. Cost of hardware integration revenues as a percent of hardware integration revenue was 86.8% in 1994 compared to 82.6% in 1995. Higher margins on hardware integration revenues were achieved primarily through taking advantage of larger vendor discounts and other volume incentives.


     Cost of software, technical services, and support revenues were $2.1 million in 1994 and 1995. Cost of software, technical services, and support revenues as a percent of software, technical services, and support revenue was 58.8% in 1994 compared to 61.5% in 1995. Lower margins on software, technical services and support were primarily due to competitive pricing on non-custom software products and lower technical service billings.

     Cost of on-demand printing services revenue were $200,000 in 1994 compared to $600,000 in 1995. Cost of on-demand printing services revenues as a percent of on-demand printing services revenue were 57.2% in 1994 compared to 60.6% in 1995. Lower margins on non-demand printing services were primarily due to large fixed costs associated with a second high speed laser printing device added in January, 1995.

     OPERATING EXPENSES.

     SALES AND MARKETING. Sales and marketing expenses were $900,000 in 1994 compared to $1,100,000 in 1995. Sales and Marketing expenses as a percent of total revenues were 12.1% in 1994 compared to 11.5% in 1995. Higher revenue volumes in 1995 helped decrease sales and marketing expenses as a percent of revenues as more fixed expenses were covered.

     GENERAL AND ADMINISTRATIVE. General and administrative expenses were $600,000 in 1994 compared to $900,000 in 1995. General and administrative expenses as a percent of total revenue were 8.2% in 1994 compared to 9.4% in 1995. Total general and administrative expenses increased by $300,000 in 1995 compared to 1994. Increases in general and administrative expenses were primarily attributable to growth in the business infrastructure including sales, technical service and accounting management.

     RESEARCH AND DEVELOPMENT. Research and development expenses were $300,000 in 1994 compared to $400,000 in 1995. Research and development expenses as a percent of total revenue were 35% in 1994 and 3.8% in 1995. Total research and development expenses increased $100,000 in 1995 compared to 1994 due to a focus on development of proprietary software products.

     DEPRECIATION AND AMORTIZATION. Depreciation and amortization expense was $82,686 in 1994 compared to $132,399 in 1995. Depreciation and amortization expense increased by $49,713 in 1995 compared to 1994 primarily due to the acquisition of office equipment.


     INTEREST EXPENSE. Interest expense was $48,786 in 1994 compared to $173,682 in 1995. Interest increased by $124,896 in 1995 compared to 1994 primarily due to increased borrowings on TPSI's working capital revolving line of credit.



     LIQUIDITY AND CAPITAL RESOURCES. Since its inception, TPSI has funded its operations primarily through revolving working capital and term loans through banking institutions and capital equipment leases. In December 1995, TPSI issued $550,000 of 10% unsecured convertible notes to private investors. These unsecured notes are due on May 31, 1996, and are convertible into TPSI Common Stock at $1.50 per share. In addition, the purchasers of such notes received TPSI warrants to purchase an aggregate of 156,750 shares of TPSI Common Stock at $1.00 per share. Upon consummation of the Merger, such warrants will become warrants to purchase approximately 272,118 shares of MacGregor Common Stock at $1.736 per share.



     As of December 31, 1995 TPSI had cash and cash equivalents of $2,761. Net cash provided by operating activities for the year ended March 31, 1994 was $200,000 compared to net cash used in operations for the year ended March 31, 1995 of $35,426. Net cash used in operations for the nine months ended December 31, 1994 and 1995 was $400,000 and $200,000, respectively. Capital expenditures for the years ended March 31, 1994 and 1995, including equipment financed with capital lease obligations, were $400,000 and $1.1 million, respectively. Capital expenditures for the year ended March 31, 1995 were primarily production equipment related to the startup of the on-demand printing operations and general office and computer equipment. Capital expenditures for the nine months ended December 31, 1994 and 1995, including equipment financed with capital lease obligations, were $700,000 and $300,000, respectively.



     In July, 1995, TPSI repurchased 50% of the outstanding common stock of TPSI for $200,000 from a former shareholder and director of TPSI. TPSI paid $150,000 at the close of this transaction and is obligated to pay an additional $10,000 per year for five years. In addition, TPSI entered into a non-compete arrangement with this former director and shareholder for $200,000. TPSI has pledged the shares repurchased by it in this transaction to secure all of its monetary obligations to this former director and shareholder. TPSI also acquired certain assets of a division of a printing business in Denver, Colorado in December 1995 for $200,000. TPSI allocated the purchase price $75,000 to inventory and equipment, $40,000 to a non-compete agreement and $85,000 to goodwill. TPSI's revolving working capital line of credit allows for borrowings of up to $1.5 million based on available collateral at the bank's base lending rate plus 2.5%. At December 31, 1995, TPSI had advances of $910,832, which are due on demand. At December 31, 1995, TPSI also has a term loan outstanding in the amount of $233,336. The term loan requires monthly principal payments of $8,333 plus interest at the bank's base lending rate plus 2.0%. At December 31, 1995 TPSI also has a demand note payable to its sole shareholder in the amount of $27,500 which accrues interest at a rate of 12%. TPSI is materially dependent on Sun Microsystems, Inc. and Interleaf, Inc. to provide the majority of its hardware and new proprietary software products to its customers.

     TPSI acquired a substantial portion of its on-demand printing services production equipment with capital lease obligations. These leases require total monthly payments of $19,962 and carry interest rates between 13.7% and 15.5%.



     TPSI also has a long-term consulting arrangement with a former shareholder that requires monthly payments of $10,300 through July 2000.



     TPSI believes that the net proceeds of approximately $2.8 million, in the form of cash and short-term receivables, expected to be derived from the contemplated reverse merger with MacGregor, along with its line of credit, will meet its immediate anticipated needs for working capital and capital expenditures through the fourth quarter of 1996. TPSI, however, plans to expand its IDG distribution concept to regional centers throughout the United States over the next three years. TPSI also plans to evaluate several potential acquisitions, primarily in complimentary software development areas, which it believes is necessary to expand its presence in the document management marketplace. TPSI therefore believes that it may require additional capital. TPSI has no pending or probable acquisition in progress.





     Current Directors and Executive Officers of MacGregor.




                                                       PRINCIPAL
                                                     OCCUPATION OR
       NAME          AGE  POSITION WITH MACGREGOR     EMPLOYMENT
Henry Fong           59   Chairman of the Board,   President, Chief
                          Director                 Executive Officer,
                                                   and Director of
                                                   Roadmaster
                                                   Industries
Michael S. Casazza   46   President, Chief         President and Chief
                          Executive Officer and    Executive Officer,
                          Director                 California Pro
                                                   Sports, Inc.
Robert C. Engelstad  63   Director                 Chief Executive
                                                   Officer of Pet Food
                                                   Warehouse, Inc.
David C. Johnston    62   Director                 Retired tax
                                                   partner, Arthur
                                                   Andersen & Co.
Barry S. Hollander   38   Chief Financial Officer  Treasurer and Chief
                                                   Financial Officer,
                                                   California Pro
                                                   Sports, Inc.




     Current Directors and Executive Officers of TPSI.




                                                  PRINCIPAL
                                                OCCUPATION OR
       NAME         AGE   POSITION WITH TPSI     EMPLOYMENT
Robert F. Olson     39   Chairman,             Chairman,
                         President, Chief      President, Chief
                         Executive Officer     Executive Officer
                         and Director          and Director of
                                               TPSI
Jeffrey J. Sjobeck  36   Chief Financial       Chief Financial
                         Officer, Secretary    Officer, Secretary
                         and Director          and Director of
                                               TPSI

 Proposed Directors and Executive Officers of IntraNet Following the Merger.




                           POSITION WITH
        NAME          AGE  INTRANET              PRINCIPAL OCCUPATION OR EMPLOYMENT
Henry Fong            59   Chairman of the       President, Chief Executive Officer
                           Board, Director       and Director of Roadmaster
                                                 Industries
Robert F. Olson       40   President, Chief      President, Chief Executive
                           Executive Officer     Officer, Chairman of the Board and
                           and Director          Director of TPSI
Jeffrey J. Sjobeck    36   Chief Financial       Chief Financial Officer, Secretary
                           Officer, Secretary    and Director of TPSI
                           and Director
Ronald E.
Eibensteiner          45   Director              President of Wyncrest Capital, Inc.
David D. Koentopf     52   Director              Private Investor and Business
                                                 Consultant

         SECURITY OWNERSHIP OF CERTAIN BENEFICIAL OWNERS AND MANAGEMENT


     The following table sets forth, as of May 1, 1996, the ownership of MacGregor's Common Stock by each person or entity known by MacGregor to be the beneficial owner of more than five percent (5%) of MacGregor's issued and outstanding Common Stock and by each Executive Officer and Director of MacGregor and TPSI and by all Executive Officers and Directors of MacGregor as a group:




                                  BEFORE THE MERGER            FOLLOWING THE MERGER
                             ----------------------------  ----------------------------
     Name and Address        Number of Shares  Percentage  Number of Shares  Percentage
- - ---------------------------  ----------------  ----------  ----------------  ----------
Henry Fong(1)(2)
7315 E. Peakview Avenue
Englewood, CO  80111                3,592,717       29.9%         3,592,717      11.88%
Equitex, Inc. (1)(3)
7315 E. Peakview Avenue
Englewood, CO  80111                2,978,046      25.13%         2,978,046       9.90%
Michael S. Casazza (4)
139 Sun Meadow Road
Greer, SC  29650                       50,000        .42%            50,000        .17%
Barry S. Hollander (5)
109 Brook Bend Court
Mauldin, SC  29662                    100,000        .84%           100,000        .33%
Robert C. Engelstad
265 Lindawood Lane
Wayzata, MN  55391                    200,000       1.70%           200,000        .67%
David C. Johnston
787 Northpoint Drive
Salt Lake City, UT  84102             250,000       2.13%           250,000        .83%
California Pro Sports, Inc.
8102 White Horse Road
Greenville, SC  29611                 223,861        1.9%           223,861        .75%
Roadmaster Corporation
Radio Tower Rd. at East St.
Olney, IL 62450                       140,610       1.20%           140,610        .47%
Robert F. Olson (9)
7073 Ticonderoga Trail
Eden Prairie, MN  55346                     0          0         16,366,507      53.66%
David D. Koentopf
10425 Bluff Road
Eden Prairie, MN  55347                     0          0            149,684        .50%
Ronald E. Eibensteiner (6)
Suite 266, IDS Center
80 South 8th Street
Minneapolis, MN  55402                      0          0            739,029       2.46%
John R. Coleman (7)
1840 Crosby Road
Wayzata, MN  55391                          0          0            165,241        .55%
Jeffrey J. Sjobeck (8)
1175 Benton Way

All Officers and Directors
as a group (5 and 6
persons respectively) (1)           4,192,717      34.47%        21,056,451      68.16%

(1) Mr. Fong, who owns no shares in his own name, may be, through his control of certain entities, as described below, deemed to be a beneficial owner of shares held by such entities. The shares of such entities are, therefore, duplicated in the table above, and include 250,200 shares of Common Stock subject to warrants exercisable within 60 days.



(2) Henry Fong is President and a Director of Equitex, Inc., and President and Chairman of Roadmaster Industries, Inc. and Chairman of California Pro Sports, Inc. The shares of such entities may be deemed to be beneficially owned by Mr. Fong. California Pro Sports, Inc. owns 223,861 Common Shares, Equitex, Inc. owns 2,978,046 Common Shares, and Roadmaster Industries, Inc., directly or indirectly through its subsidiary Roadmaster Corporation, owns 140,610 Common Shares.



(3) Other portfolio companies of Equitex, Inc. own a total of 53,946 Common Shares of MacGregor. Equitex disclaims direct and indirect beneficial ownership of all such shares.


(4) Represents options to purchase 50,000 shares of Common Stock at $2.238 per share.

(5) Represents options to purchase 100,000 shares of Common Stock at $1.00 per share.

(6) Includes 115,756 shares of common stock and 49,485 shares of common stock subject to currently exercisable warrants owned by Wyncrest Capital, Inc., an investment fund controlled by Mr. Eibensteiner.

(7) Includes 115,756 shares of common stock and 49,485 shares of common stock subject to currently exercisable warrants.

(8) Includes 43,273 shares of common stock subject to currently exercisable options.

(9) Includes 500,000 shares of common stock subject to warrants exercisable within 60 days.

                              PROPOSAL NUMBER III:


       AMENDMENT AND RESTATEMENT OF MACGREGOR'S ARTICLES OF INCORPORATION
                               IN THEIR ENTIRETY


GENERAL


     Subject to approval of the Merger by MacGregor's shareholders, MacGregor's Board of Directors has approved three amendments to MacGregor's Articles of Incorporation and directed that such amendments be submitted to the holders of MacGregor Common Stock for their approval. The proposed amendments are as follows: (1) to amend MacGregor's Articles of Incorporation to change MacGregor's name from "MacGregor Sports & Fitness, Inc." to "IntraNet Solutions, Inc.", (2) to amend MacGregor's Articles of Incorporation by revoking MacGregor's right to issue any class of capital stock other than Common Stock, and (3) to amend MacGregor's Articles of Incorporation to change the par value of MacGregor Common Stock from $0.02 per share to $0.01 per share.



     In the event the amendments are approved, MacGregor will file Amended and Restated Articles of Incorporation with the Minnesota Secretary of State which Amended and Restated Articles of Incorporation will reflect the amendments for which approval is hereby sought as well as all previous amendments to MacGregor's Articles of Incorporation. Approval of the amendments is sought in a single vote and holders of MacGregor Common Stock will not be given an opportunity to vote on the amendments separately. As such, all of the proposed amendments must be approved or disapproved as a whole. If the amendments are not approved, MacGregor will not file the attached Amended and Restated Articles of Incorporation.


MANAGEMENT RECOMMENDATION AND RATIONALE FOR THE AMENDMENTS


     The Board of Directors of MacGregor believes that the proposed amendments to MacGregor's Articles of Incorporation are in the best interests of MacGregor and its shareholders and are necessary to facilitate the transactions contemplated by the Merger Agreement.



     In reaching its conclusion to recommend amendment of the Articles of Incorporation, the Board considered the following factors, among others:



            1. With respect to proposed amendment number 1, the Board believes the change of parent's name from "MacGregor Sports & Fitness, Inc." to "Intranet Solutions, Inc." will better reflect the composition and focus of MacGregor and its subsidiaries subsequent to the Merger;



            2. With respect to proposed amendment number 2, the Board believes that MacGregor will benefit by having a simplified capital structure and that limiting its authorized classes of capital stock to one class of Common Stock will eliminate any potential series of preferred stock as currently authorized, allow MacGregor to operate more efficiently and provide better return to MacGregor's shareholders; and



            3. With respect to proposed amendment number 3, the Board believes that changing the par value of MacGregor Common Stock from $0.02 per share to $0.01 per share will result in a simplified capital structure and reduce administrative and other fees required in connection with qualifying MacGregor as a foreign corporation in various jurisdictions.



     Pursuant to MacGregor's Articles of Incorporation prior to the Amendment thereof, MacGregor's Board of Directors is authorized to fix the rights, preferences, privileges and restrictions, including voting rights, of unissued shares of MacGregor's preferred stock and to issue such stock without any further vote or action by MacGregor's shareholders. The ability of MacGregor's Board of Directors could have the effect of making it more difficult for a third party to acquire, or of discouraging a third party from attempting to acquire, control of MacGregor. MacGregor's Board of Directors does not believe the anti-take over attributes of the preferred stock are valuable at this time and may, in fact, limit the price that certain investors are willing to pay in the future for shares of MacGregor Common Stock.



     AFTER CONSIDERING THE FACTORS DISCUSSED ABOVE, MACGREGOR'S BOARD OF DIRECTORS HAS DETERMINED TO APPROVE THE AMENDMENTS AND UNANIMOUSLY RECOMMENDS THAT SHAREHOLDERS VOTE FOR APPROVAL OF THE SAME.

                              PROPOSAL NUMBER IV:


               ELECTION OF A NEWLY CONSTITUTED BOARD OF DIRECTORS
                  OF MACGREGOR CONSISTING OF FIVE (5) MEMBERS



     The Merger Agreement provides for the election of five (5) new MacGregor directors: Robert F. Olson, Henry Fong, Jeffrey J. Sjobeck, Ronald E. Eibensteiner and David D. Koentopf. Such election by the shareholders of MacGregor is a condition to the consummation of the Merger. In the event the Merger Agreement is not approved by the shareholders of MacGregor, the members of MacGregor's current Board of Directors will continue to serve until their successors are duly elected and qualified. In the event MacGregor's shareholders do not elect all nominees, the Merger cannot become effective absent a waiver of the condition to closing requiring the election of all nominees.



     The nominees for election (or re-election), and their current affiliations with MacGregor or TPSI are set forth below. All such nominees have consented to serve as directors and to assume office at the Effective Time of the Merger.



     ROBERT F. OLSON. Mr. Olson, age 40, has served as TPSI's Founder, President, Chief Executive Officer and Chairman of the Board of Directors since its inception in April 1990. From 1987 to 1990, Mr. Olson served as the General Manager of the Greatway Communications Division of Anderberg-Lund Printing Company, an electronic publishing sales and services organization. From 1981 to 1987, Mr. Olson was involved in several electronic publishing service and resale start-up organizations in general management and marketing capacities. From 1979 to 1981, Mr. Olson served as Large Account Sales Representative of Burroughs Corporation.



     HENRY FONG. Mr. Fong, age 59, a founder and promoter of the entity that merged with and into MacGregor on December 30, 1991, served as its Chairman of the Board of Directors and Treasurer from February, 1991, until the merger, at which time he was elected Chairman of the Board and Secretary of MacGregor. From July 1989 until September 1990, he served as a Director of MacGregor Sports, Inc., the wholly-owned operating subsidiary of MacGregor Sporting Goods Corporation, which on February 15, 1991, filed for protection under Chapter 11 of the United States Bankruptcy Code. Mr. Fong has been the President, a Director and controlling shareholder of Equitex, Inc., a Denver-based business development company, since January 1983. He has been the President, Chief Executive Officer and a Director of Roadmaster Industries, Inc., since 1987. Equitex and Roadmaster are subject to SEC reporting requirements.



     JEFFREY J. SJOBECK. Mr. Sjobeck, age 36, has served as Director of TPSI since June 1995 and Chief Financial Officer of TPSI since December 1994. From June 1993 to November 1994, Mr. Sjobeck served as Chief Financial Officer of Innovative Gaming Corporation of America. From June 1990 to May 1993, Mr. Sjobeck served as Controller and Chief Financial Officer of James Phillips Company. From October 1984 to May 1990, Mr. Sjobeck was employed in the Audit and Accounting division of Coopers & Lybrand LLP. From August 1982 to September 1984, Mr. Sjobeck was an accountant for Larson, Allen & Weishair & Co.



     RONALD E. EIBENSTEINER. Since 1983, Mr. Eibensteiner, age 45, has been involved in the formation of several technology companies and, as president of Wyncrest Capital, Inc., has been a seed investor in numerous development stage companies. Mr. Eibensteiner is a co-founder and a director of Diametrics Medical, Inc., a manufacturer of blood gas systems; IVI Publishing, Inc., an electronic publisher of health and medical titles in interactive multimedia formats; Reality Interactive, an electronic publisher of Quality information for Fortune 5000 companies; and was Chairman of Prodea Software Corporation, a data warehousing software company, until its sale to Platinum Technology, Inc. in January, 1996. Mr. Eibensteiner is also currently Chairman of Rezound Media, Inc. and a Director of Bank Windsor. He also co-founded Arden Medical Systems, Inc. in 1983 and served as its Chief Financial Officer until its sale to Johnson & Johnson in 1987.


     DAVID D. KOENTOPF. Since 1993, Mr. Koentopf, age 52, has been a private investor and business consultant to several companies primarily in industrial and health care related industries. Mr. Koentopf is currently Chairman of the Board of Everest Medical Corporation, a manufacturer of electrosurgical instruments and related medical devices. Mr. Koentopf serves as a director of Arden Industrial Products, Inc., a national distributor of fasteners to the industrial market, and LifeRate Systems, Inc., a developer of software operating systems for the health care industry. From 1985 to 1992, Mr. Koentopf served as President and Chief Operating Officer of Lifetouch, Inc., the largest school photography business in the United States. From 1975 to 1985, Mr. Koentopf served in a number of executive positions for Steiger Tractor, Inc., including President and Chief Executive Officer from 1979 to 1985.



     MacGregor does not have standing audit, nominating or compensation committees of the Board of Directors. In fiscal year 1995, the Board of Directors had one special meeting, which was attended telephonically by all of the directors.



                           SUMMARY COMPENSATION TABLE




                                                      Long Term Compensation
                 Annual Compensation                         Awards                 Payouts
(a)           (b)     (c)       (d)      (e)               (f)         (g)            (h)        (i)
Name and                               Other             Restricted       (1)                  All Other
Pricipal                               Annual            Stock       Options/       LTIP       Compen-
Position      Year  Salary $  Bonus $ Compensation $     Award(s) $  SARs (#)       Payouts $  sation ($)
- - --------      ----  --------  ------- --------------     ----------  --------       ---------  ----------
Michael S.    1995      None
Casazza, CEO  1994    48,000
              1993   134,000




 (1) In October 1995 Barry Hollander, MacGregor's Chief Financial Officer, was granted an additional 50,000 Stock Options under MacGregor's Employee Stock Option Plan, and the exercise price of all 100,00 of Mr. Hollander's options reduced to $1.00.



CERTAIN TRANSACTIONS



     As set forth in the foregoing table entitles Security Ownership Of Certain Beneficial Owners And Management, and in the Section of this Proxy Statement titled "Proposal Number I - The Sale of Substantially all of the MacGregor's Assets To Hutch -- Related Parties", transactions between MacGregor and Mr. Henry Fong are considered to be related party transactions. During the past two years, MacGregor has engaged in, or in the course of the transactions contemplated by the Plan and Agreement of Merger will engage, in various transactions as follows:



     In April of 1995, Equitex, Inc. converted $1,000,000 of the indebtedness owed to it by MacGregor into Class C Preferred Stock, and MacGregor agreed to pay the remaining outstanding balance of principal and interest subsequent to July 31, 1995. In contemplation of the Merger, and in order to fulfill the conditions to the Merger that all preferred shares be converted to MacGregor Common

Stock, and that all outstanding indebtedness of MacGregor be eliminated, Equitex converted the Class C preferred shares, as of January 31, 1996, into 1,000,000 MacGregor Common Stock. In addition, to satisfy the remaining balance of its indebtedness to Equitex (which has been outstanding since 1991, pursuant to various agreements between the parties), MacGregor agreed in principle in October of 1995, to issue an additional 653,775 shares of Common Stock. The indebtedness was converted at the rate of $1.40 per share, which approximated the market price of the MacGregor Common Stock at the time of such agreement.



     In addition, MacGregor has agreed with Hutch Sports USA, Inc., a wholly-owned subsidiary of Roadmaster, to undertake the transaction described in the Section of this Proxy Statement titled "Proposal Number I - The Sale of Substantially All Of MacGregor's Assets to Hutch."



     Henry Fong is also Chairman of California Pro. Michael S. Casazza, the President of MacGregor and Barry Hollander, Chief Financial Officer of MacGregor, hold those same offices at California Pro. MacGregor has physically occupied office space leased by California Pro, and has used office equipment, employees and other facilities and services of California Pro in connection with the MacGregor operations. In consideration of the provision of those services, MacGregor incurred indebtedness of $313,000 to California Pro during the quarter ended January 31, 1996. MacGregor similarly determined to convert the amount of such indebtedness to MacGregor Common Stock on the same basis as the conversion of the Equitex indebtedness, resulting in the issuance of 223,861 MacGregor Common Stock.



     On April 5, 1996 MacGregor issued Mr. Fong 250,200 warrants for the purchase of shares of MacGregor Common Stock, at an exercise price of $1.00 per share.

                               PROPOSAL NUMBER V:



        ADOPTION OF INTRANET SOLUTIONS, INC. 1994-1997 STOCK OPTION PLAN




     MacGregor (and IntraNet subsequent to the consummation of the Merger) has determined to adopt, approve and set in place, as a condition to and simultaneously with the effectiveness of the Merger, a 1994-1997 Stock Option and Compensation Plan (the "Plan") for officers, directors (excluding outside directors), employees and certain key consultants and advisors of MacGregor. The purpose of the Plan is to enhance IntraNet shareholder value and to advance the interests of IntraNet by furnishing a variety of economic incentives (the "Incentives") designed to attract, retain and motivate those persons eligible for Incentives under the Plan. Incentives under the Plan may consist of opportunities to purchase or receive shares of IntraNet Common Stock, $.01 par value per share, monetary payments or both. The Plan submitted to MacGregor shareholders for approval is substantially equivalent to a plan previously adopted and approved by the Board of Directors and shareholders of TPSI (the "Existing Plan") MacGregor believes it is in the best interests of MacGregor, and its shareholders, that MacGregor's shareholders adopt and approve the Plan to continue to provide the Incentives already existing and granted under the Existing Plan to certain TPSI employees, and certain other eligible participants subsequent to the Merger. The foregoing is merely a summary of the proposed Plan, and MacGregor shareholders are directed and encouraged to review the complete and entire set of specific terms and conditions provided for in such Plan as set forth in Exhibit H attached hereto and incorporated herein by reference.



     The Plan shall be administered by either a stock option committee of disinterested persons of the Board of Directors of IntraNet (the "Committee"), or by the entire IntraNet Board of Directors until such time as a Committee is formed and established. The Committee, or the Board, as the case may be, will have complete and final authority with respect to the interpretation and administration of the Plan. MacGregor estimates that, immediately after the Effective Date of the Merger approximately 70 persons, currently or soon to be in its employ, or in key consulting relations with MacGregor (or with its subsidiaries or affiliates), will be eligible to participate in the Plan. Eligibility for Incentives under the Plan will be determined by the Committee, or the Board, as the case may be, with respect to both individuals and groups based on a variety of criteria, including, but not limited to, pay grade, job performance, job responsibility, length of service and various other factors that the Committee, or the Board, may deem appropriate at the time of granting any Incentives.



     To date, MacGregor estimates that grants of Incentives to 60 persons currently in the employ of TPSI, or otherwise eligible under the Existing Plan have been made by TPSI in the form of non-statutory or non-qualified stock options. MacGregor estimates that such non-statutory or non-qualified stock options represent incentives and options to acquire 3,315,780 shares of TPSI Common Stock that will, upon consummation of the Merger, be eligible to be substituted for comparable IntraNet non-qualified stock options to acquire approximately 5,756,194 shares of IntraNet Common Stock. Anticipated receipt of benefits under the Plan by certain officers, directors and employees of MacGregor and TPSI as of May 1, 1996 is set forth below:

                            INTRANET SOLUTIONS, INC.
                  1994-1997 STOCK OPTION AND COMPENSATION PLAN



Name and Position                            Dollar Value(1)  Options Granted(2)
Michael S. Casazza, Chief Executive Officer        -0-               -0-
Barry S. Hollander, Chief Financial Officer        -0-               -0-
Henry Fong, Chairman of the Board                  -0-               -0-
Executive Officer Group                            -0-               -0-
Non-Executive Officer Director Group               -0-               -0-
Non-Executive Officer Employee Group               -0-               -0-
Henry Fong, Nominated Director                     -0-               -0-
Robert F. Olson, Nominated Director                -0-               -0-
Jeffrey J. Sjobeck, Nominated Director        $  877,697       186,916/324,486
Ronald E. Eibensteiner, Nominated Director         -0-               -0-
David A. Koentopf, Nominated Director              -0-               -0-

OTHER PERSONS WHO RECEIVED, OR WILL
RECEIVE, 5% OF PLAN OPTIONS OR RIGHTS:              -                 -

Vernon Hanzlik                                $3,908,494       809,968/1,406,104
John Huddock                                  $3,221,418       518,552/1,073,806



(1) Assumes an estimated fair market value of $3.00 per share for common shares underlying non-qualified stock options granted to date.



(2) Sets forth both the number of options granted as of May 1, 1996 for persons who have received, or will, receive at least 5% of Plan options and the effect of the Merger on the number of such Options.



     Incentives under the Plan may be granted in any one or more or any combination of the following forms, as determined by the Committee, or the Board, as the case may be: (a) incentive stock options; (b) non-statutory or non-qualified stock options; (c) stock appreciation rights; (d) stock awards;
(e) restricted stock awards; (f) performance shares; and (g) cash awards (collectively hereinafter the "Incentives"). Prices and expiration dates of, and material conditions to, the granting of options under the Plan shall be determined by the Committee, or the Board, based on its assessment of employment, tax and other financial factors affecting IntraNet from time to time. Incentives granted under the Plan shall generally not be transferable. Subject to certain adjustments set forth in Section 11.6 of the Plan, the maximum number of shares of Common Stock that may be issued under the Plan is 10,000,000.

     As referenced above, the number of participants that have received grants of non-qualified stock options and other Incentives since the adoption and approval of the Existing Plan is approximately 60 persons. Participants in the Existing Plan shall be entitled to have substituted for any stock options or other Incentives held by them on the Effective Date of the Merger an equal number and kind of Incentives under the Plan, subject to adjustment in proportion to any changes in the number of outstanding shares of TPSI Common Stock pursuant to the Merger, in accordance with Section 11.6 of the Plan. As summarized above, and as set forth elsewhere in this Proxy Statement, MacGregor estimates that the number of existing TPSI Incentives under the Existing Plan will result in Plan equivalents granted subsequent to the Merger of non-qualified stock options representing the right to acquire approximately 5,756,194 shares of IntraNet Common Stock.



     Each existing and outstanding non-qualified stock option agreement provides for the granting of options which do not qualify as "Incentive Stock Options" within the meaning of Section 422 of the Internal Revenue Code of 1986, as amended (the "Code"). Under the Plan, the IntraNet Board may grant options in replacement of options surrendered as a result of the Merger. Generally, an optionee may pay the exercise price to exercise a stock option in the form of cash or the surrender of shares of Common Stock. Options granted under the Plan shall be exercisable for up to a ten (10) year period from the date of grant, or, in case the optionee ceases to be employed by IntraNet for any reason, generally six (6) months after the date of such termination of employment.



CERTAIN FEDERAL INCOME TAX CONSEQUENCES



     The following discussion summarizes the federal income tax consequences to participants who may receive awards under the Plan. This summary is based upon the provisions of the Code in effect as of January 1, 1996, and regulations and interpretations with respect to the applicable provisions of the Code as of that date.



     Non-Qualified Stock Options. A participant who is granted a non-qualified stock option will not recognize income and IntraNet will not be allowed a deduction at the time such option is granted. Except as discussed below under "Participants Subject to Section 16 of the Act," when a participant exercises a non-qualified stock option, the difference between the option price and any higher market value of the stock on the date of exercise will be ordinary income to the participant and will be allowed as a deduction for federal income tax purposes to IntraNet or it subsidiary. The capital gain holding period of the shares acquired will begin one day after the date such stock option or stock appreciation right is exercised. When a participant disposes of shares acquired by the exercise of the option, any amount received in excess of the fair market value of the shares on the date of exercise will be treated as short-term or long-term capital gain, depending upon the holding period of the shares. If the amount received is less than the market value of the shares on the date of exercise, the loss will be treated as short-term or long-term capital loss, depending upon the holding period of the shares.



     Incentive Stock Options. A participant who is granted an incentive stock option also will not recognize income and IntraNet will not be allowed a deduction at the time such an option is granted. When a participant exercises an incentive stock option while employed by IntraNet or its subsidiary or within the three-month (one year, in the case of disability) period after termination of employment, no ordinary income will be recognized by the participant at that time but the excess of the fair market value of the shares acquired by such exercise over the option price will be an item of tax preference for purposes of any federal alternative minimum tax applicable to individuals. If the shares acquired upon exercise are not disposed of until more than two years after the date of grant and one year after the date of transfer of the shares to the participant (statutory holding periods), the excess of the sale proceeds over the aggregate option price of such shares will be long-term capital gain. Except in the event of death, if the shares are disposed of prior to the expiration of the statutory holding periods (a "Disqualifying Disposition"), the excess of the fair market value of such shares at the time of exercise over the aggregate option price (but not more than the gain on the disposition if the disposition is a transaction on which a loss, if sustained, would be recognized) will be ordinary income at the time of such Disqualifying Disposition (and IntraNet or its subsidiary will be entitled to a federal tax deduction in a like amount).



     Payment of Option Price in Shares. If a participant pays the exercise price of a non-qualified or incentive stock option with currently-owned shares of IntraNet's Common Stock and the transaction is not a Disqualifying Disposition, the shares received equal to the number of shares surrendered are treated as having been received in a tax-free exchange. The shares received in excess of the number surrendered will not be taxable if an incentive stock option is being exercised, but will be taxable as ordinary income to the extent of their fair market value if a non-qualified option is being exercised. The participant does not recognize income and IntraNet receives no deduction as a result of the tax-free portion of the exchange transaction. If the use of previously-acquired incentive stock option shares to pay the exercise price of another incentive stock option constitutes a Disqualifying Disposition, the tax results are as described under the heading "Incentive Stock Options."



     Stock Appreciation Rights ("SARS"). A participant who receives stock appreciation rights will not recognize income and IntraNet will not be allowed a deduction at the time such stock appreciation rights are granted. Except as discussed below under the heading "Participants Subject to Section 16 of the Act," when a participant exercises stock appreciation rights, the amount of cash and the fair market value of the shares of IntraNet Common Stock received will be ordinary income to the participant and will be allowed as a deduction for federal income tax purposes to IntraNet or its subsidiary.



     Participants Subject to Section 16 of the Act. If a participant who is subject to the insider trading rules of Section 16(b) of the Securities Exchange Act of 1934 (the "Act") receives shares by reason of the exercise of a non-qualified option or stock appreciation right, the participant will recognize ordinary income equal to the excess of the fair market value of the shares received over the amount paid for the shares, if any, on the first day the sale of such shares at a profit is no longer subject to section 16(b) of the Act, which may be the earlier of: (i) the date of exercise; or (ii) six months less one day from the date of exercise of the option (the "Recognition Date"), and IntraNet or its subsidiary will be entitled to a deduction of a like amount for federal income tax purposes at that time. The income when recognized will include any appreciation in the value of the stock prior to the Recognition Date, and the capital gain holding period will not begin until the Recognition Date. However, if the Recognition Date is not the date of exercise, such a participant may elect to have the normal rules described with respect to non-qualified stock option or stock appreciation rights apply by filing a Section 83(b) election with the Internal Revenue Service within 30 days after the exercise of the non-qualified stock option or stock appreciation right.



     Restricted Stock Awards. A recipient of a restricted stock award will be subject to tax at ordinary income rates on the fair market value of IntraNet's Common Stock at the time the restricted shares are transferable or are no longer subject to restrictions. However, a recipient who so elects under
Section 83(b) of the Code within 30 days of the date of the grant will have ordinary taxable income on the date of the grant equal to the fair market value of the shares as if such shares were unrestricted and could be sold immediately. If the restricted shares subject to such election are forfeited, the recipient will not be entitled to any deduction, refund or loss for tax purposes with respect to the forfeited restricted shares. The holding period to determine whether the recipient has long-term or short-term capital gain or loss upon sale of the restricted shares is measured from the date the restriction period expired. However, if the recipient timely elects to be taxed as of the date of the grant, the holding period commences on the date of the grant and the tax basis will be equal to the fair market value of the restricted shares on the date of the grant.



     The Plan will become effective upon its adoption by shareholders holding a majority of the outstanding shares of MacGregor Common Stock and the Plan shall remain in effect until all Incentives granted under the Plan have either been satisfied by the issuance of shares of IntraNet Common Stock or the payment of cash or have been terminated under the terms and conditions of the Plan and all restrictions imposed on shares of IntraNet Common Stock in connection with their issuance under the Plan have lapsed. However, no Incentives may be granted after December 31, 1997. Incentives may be accelerated under certain circumstances described in the Plan at Section 11.12. Pursuant to Section 11.7 of the Plan, except in the case of stock awards or cash awards, the terms of each Incentive shall be stated in an agreement approved by the Committee, or the Board of Directors, as the case may be. Such Committee or the Board may also determine to enter into agreements with holders of options to reclassify or convert certain outstanding options, within the terms of the Plan, as Incentive Stock Options or as non-statutory or non-qualified stock options, and in order to eliminate SARS with respect to all or part of such options and any other previously issued options.

                              PROPOSAL NUMBER VI:


      THE RATIFICATION AND APPOINTMENT OF LUND KOEHLER COX & COMPANY, PLLP

        AS MACGREGOR'S INDEPENDENT AUDITORS FOR THE FISCAL YEARS ENDING

                       MARCH 31, 1996 AND MARCH 31, 1997


     MacGregor's auditor prior to the Merger is Gelfond Hochstadt Pangburn & Co. A representative of this firm will be available by conference telephone call at the meeting, and will have the opportunity to make a statement and to answer any appropriate questions. The independent auditor's report on the MacGregor's financial statements for the year ended July 31, 1995, included a "going concern" explanatory paragraph, which means that the auditors have expressed substantial doubt about the MacGregor's ability to continue as a going concern. Management's plan in regard to the factors which prompted the explanatory paragraph are discussed in Note 2 to the MacGregor's July 31, 1995 financial statements.



     MacGregor has selected Lund Koehler Cox & Company, PLLP, as its independent public accountants to perform an audit of the financial statements of MacGregor for the years ending March 31, 1996 and March 31, 1997, and to perform such other appropriate and specified accounting services requested by MacGregor, for its then operating companies, assuming the Merger is approved. Lund Koehler Cox & Company, PLLP has served as the independent public accountants for TPSI since 1992. MacGregor wishes to emphasize that it is not changing independent public accountants due to any disagreements with its current independent public accountants during the preceding two fiscal years and the most recent interim audit period. Rather, MacGregor has selected Lund Koehler Cox & Company, PLLP based on its familiarity with TPSI's current business and operations. A representative from Lund Koehler Cox & Company, PLLP, will be present at the Special Meeting. The representative will have the opportunity to make a statement if the representative desires to do so, and will be available to answer any appropriate questions.

                              PROPOSAL NUMBER VII:



          A PROPOSAL TO ADJOURN THE MEETING TO A LATER DATE TO PERMIT
          FURTHER SOLICITATION OF PROXIES IN THE EVENT AN INSUFFICIENT
        NUMBER OF SHARES OF MACGREGOR COMMON STOCK IS PRESENT, IN PERSON
          OR BY PROXY, AT THE MEETING TO APPROVE THE MERGER AGREEMENT
                        AND THE MATTERS SUMMARIZED ABOVE




     In the event that there are not sufficient votes to approve and ratify the Merger Agreement at the time of the Meeting, the proposal concerning the Merger Agreement could not be approved unless the Meeting were adjourned in order to permit further solicitation of proxies from MacGregor shareholders. In order to allow proxies that have been received by MacGregor at the time of the Meeting to be voted for such adjournment, if necessary, MacGregor is submitting the question of adjournment under such circumstances to its shareholders as a separate matter for their consideration. If it is necessary to adjourn the Meeting and the adjournment is for a period of less than 30 days, no notice of the time and place of the adjourned meeting is required to be given to shareholders other than an announcement of such time and place at the Meeting. A majority of the shares represented and voting at the Meeting is required to approve any such adjournment, provided that a quorum is present. THE BOARD OF DIRECTORS OF MACGREGOR RECOMMENDS THAT MACGREGOR SHAREHOLDERS VOTE FOR THE PROPOSAL TO ADJOURN THE MEETING IF NECESSARY TO PERMIT FURTHER SOLICITATION OF PROXIES.



                                 OTHER BUSINESS


     No business, other than set forth herein, is expected to come before the Special Meeting. Should any other matter requiring a vote of the shareholders arise, including any question related to any adjournment of the meeting, the persons named in the enclosed proxy will vote thereon according to their best judgment and the best interests of MacGregor and its shareholders.



                                    EXPERTS


     The consolidated financial statements and notes thereto of MacGregor included herein, other than the quarterly report for the quarter ending January 31 1996, have been audited by Gelfond Hochstadt Pangburn & Co., independent accountants, as indicated in their report with respect thereto, and are included herein in reliance upon the authority of said firm as experts in giving said reports.




     The consolidated financial statements of TPSI as of March 31, 1995 and for the two years then ended, included herein, have been audited by Lund Koehler Cox & Company, PLLP, independent public accountants, as indicated in their report with respect thereto, and are included herein in reliance upon the authority of said firm as experts in giving said reports.

                             CERTAIN LEGAL MATTERS


     The legality of MacGregor's Common Stock to be issued in connection with the Merger is being passed upon for MacGregor by Ross & Hardies, General Counsel to MacGregor. The opinion of counsel described under "The Merger-Certain Federal Income Tax Consequences" will also be rendered by Ross & Hardies, which opinion is subject to various assumptions and qualifications and is based upon current law.


                                        BY ORDER OF THE BOARD OF DIRECTORS


                                        Henry Fong,
                                        Chairman

                                 EXHIBIT INDEX



EXHIBIT A:  Financial Statements of MacGregor Sports & Fitness, Inc.           F-1

EXHIBIT B:  Financial Statements of IntraNet Integration Group, Inc.           F-29
            (formerly known as Technical Publishing Solutions, Inc.)

EXHIBIT C:  Unaudited Pro Forma Condensed Balance Sheet of MacGregor           F-43
            Following the Merger

EXHIBIT D:  Agreement and Plan of Merger, as amended                           E-1

EXHIBIT E:  Amended and Restated Articles of Incorporation of MacGregor        E-73
            Sports and Fitness, Inc.

EXHIBIT F:  Fairness Opinion of Summit Investment Corporation                  E-76

EXHIBIT G:  Dissenter's Rights Pursuant to Minnesota Law                       E-78

EXHIBIT H:  Proposed 1994-1997 Stock Option Plan for MacGregor                 E-83
            Sports & Fitness, Inc.

                      MACGREGOR SPORTS AND FITNESS, INC.
                               AND SUBSIDIARIES
                      YEARS ENDED JULY 31, 1995 AND 1994


                                   CONTENTS



                                                                        Page
                                                                        ----
Independent auditors' report                                            F-1

Consolidated financial statements:

        Balance sheet                                                   F-2
        Statements of operations                                        F-3
        Statements of shareholders' equity                              F-4
        Statements of cash flows                                        F-5

Notes to consolidated financial statements                              F-7

                         INDEPENDENT AUDITORS' REPORT


Board of Directors
MacGregor Sports and Fitness, Inc.
Greenville, South Carolina


We have audited the accompanying consolidated balance sheet of MacGregor Sports and Fitness, Inc. and subsidiaries as of July 31, 1995, and the related consolidated statements of operations, shareholders' equity and cash flows for each of the years in the two-year period ended July 31, 1995. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of MacGregor Sports and Fitness, Inc. and subsidiaries as of July 31, 1995, and the results of their operations and their cash flows for each of the years in the two-year period ended July 31, 1995, in conformity with generally accepted accounting principles.

The accompanying consolidated financial statements have been prepared assuming that the Company will continue as a going concern. As discussed in Note 2 to the consolidated financial statements, the Company has suffered recurring net losses, and at July 31, 1995 its current liabilities exceed its current assets. These factors raise substantial doubt about the Company's ability to continue as a going concern. Management's plans in regard to these matters are also described in Note 2. The consolidated financial statements do not include any adjustments that might result from the outcome of this uncertainty.


Gelfond Hochstadt Pangburn & Co.

Denver, Colorado
November 30, 1995

MACGREGOR SPORTS AND FITNESS, INC.
AND SUBSIDIARIES
CONSOLIDATED BALANCE SHEET
JULY 31, 1995


 ASSETS
Current assets:
     Cash                                                    $       2,846
     Trade receivables, net of allowance for doubtful
          accounts of $4,000                                         1,329
     Inventories                                                     6,450
                                                             -------------
          Total current assets                                      10,625
                                                             -------------

     Furniture and equipment                                         8,414
     Less accumulated depreciation                                   6,723
                                                             -------------

                                                                     1,691
                                                             -------------

     Trademarks and license agreements, net of
          accumulated amortization of $1,099,612
         (Notes 1, 2, and 4)                                     4,272,492
                                                             -------------

                                                             $   4,284,808
                                                             =============

LIABILITIES AND SHAREHOLDERS' EQUITY

Current liabilities:
     Lines of credit (Note 5)                                $     380,677
     Notes payable, shareholders (Note 6)                           91,306
     Current portion of long-tem debt, shareholder (Note 6)         27,000
     Investment fees payable to related party (Note 10)            281,500
     Accrued interest and other, related parties (Note 10)         379,180
     Accounts payable and accrued expenses                         953,013
     Deferred royalty revenue                                       64,477
                                                             -------------

          Total current liabilities                              2,177,153
                                                             -------------

Long-term debt, shareholder (Note 6)                               225,020
                                                             -------------

Commitments (Notes 4, 7, 10, and 11)

Class A 10% mandatory redeemable convertible preferred stock, liquidation preference $610,000 plus unpaid dividends,
     if and when declared; 610 shares issued and
     outstanding (Note 7)                                          610,000
                                                             -------------

Shareholders' equity (Note 7):
     Class C convertible preferred stock, liquidation
          preference $1,000,000 plus dividend preference
          of $70 per share per year, issued and
          outstanding 1,000 shares                               1,000,000
    Common stock, par value $.02; authorized 25,000,000
          shares, issued and outstanding 8,249,423 shares          164,988
     Additional paid-in capital                                  7,397,429
     Warrants                                                        3,588
     Deficit                                                    (7,293,370)
                                                             -------------

                                                                 1,272,635
                                                             -------------

                                                             $   4,284,808
                                                             =============





See notes to consolidated financial statements.

MACGREGOR SPORTS AND FITNESS, INC.
AND SUBSIDIARIES

CONSOLIDATED STATEMENTS OF OPERATIONS

YEARS  ENDED JULY  31, 1995 AND 1994



                                                         1995               1994
Sales                                              $      518,971   $      2,237,601
Cost of Sales                                            (446,471)        (1,872,198)
                                                   --------------   ----------------
Gross profit                                               72,500            365,403
                                                   --------------   ----------------
Royalty Income:
     Related  party                                       246,664            165,548
     Other                                                                   281,784
                                                   --------------   ----------------

                                                          246,664            447,332
                                                   --------------   ----------------
Operating expenses:
     General and administrative                           517,246          1,758,205
     Depreciation and amortization                        281,411            349,736
     Write off of goodwill (Note 8)                                          281,710
     Write down of trademark costs (Note 2)               500,000            148,689
                                                   --------------   ----------------

                                                        1,298,657          2,538,340
                                                   --------------   ----------------

Operating loss                                           (979,493)        (1,725,605)
                                                   --------------   ----------------
Other income  (expense):
     Interest expense:
          Related parties                                 (36,204)          (113,276)
          Other                                          (112,650)           (51,585)
     Other                                                (16,456)            35,199
                                                   --------------   ----------------

                                                         (165,310)          (129,662)
                                                   --------------   ----------------

Net loss                                           $   (1,144,803)  $     (1,855,267)
                                                   ==============   ================

Loss per common share                              $         (.14)  $           (.26)
                                                   ==============   ================

Weighted average number of common shares                8,169,622          7,376,483
                                                   ==============   ================





See  notes to consolidated  financial  statements.

MACGREGOR SPORTS AND FITNESS, INC.
AND SUBSIDIARIES

CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY

YEARS ENDED JULY 31, 1995 AND 1994


                                                                                               Additional
                                 Class C preferred Stock      Common stock                       paid-in
                                   Shares         Amount        Shares         Amount           capital
                                   ------         ------        ------         ------         -----------
Balances,
   August 1, 1993                                              6,857,283  $        137,146  $    6,709,271

Common stock
   issued in connection with
   the termination of marketing
   agreement (Note 9)                                            185,640             3,713         136,287

Common stock
   issued in conversion of 385,000
   shares of Class B preferred
   stock (Note 7)                                                385,000             7,700         377,300

Common stock
   issued as collateral for line
   of credit (Note 5)                                            344,000             6,880          (6,880)
                                                              ----------  ----------------  --------------
Net loss

Balances,
   July 31, 1994                                               7,771,923  $        155,439  $    7,215,978

Common stock
   issued in conversion of
   accounts payable (Note 7)                                     477,500             9,549         181,451

Class C preferred stock
   issued in conversion of  notes
   payable,shareholder (Note 7)        1,000  $    1,000,000

Net loss
                                  ----------  --------------  ----------  ----------------  ---------------

Balances,
   July 31, 1995                       1,000  $    1,000,000   8,249,423  $        164,988  $    7,397,429
                                  ==========  ==============  ==========  ================  ===============




                                         Warrants        Deficit          Total
                                         --------        -------          -----
Balances,
   August 1, 1993                       $     3,588  $  (4,293,300)   $    2,556,705

Common stock
   issued in connection with
   the termination of marketing
   agreement (Note 9)                                                        140,000

Common stock
   issued in conversion of 385,000
   shares of Class B preferred
   stock (Note 7)                                                            385,000

Common stock
   issued as collateral for line
   of credit (Note 5)

Net loss                                                (1,855,267)       (1,855,267)
                                        -----------  -------------  ----------------
Balances,
   July 31, 1994                        $     3,588  $  (6,148,567) $      1,226,438

Common stock
   issued in conversion of
   accounts payable (Note 7)                                                 191,000

Class C preferred stock
   issued in conversion of  notes
   payable,shareholder (Note 7)                                            1,000,000

Net loss                                                (1,144,803)       (1,144,803)
                                        -----------  -------------  ----------------
Balances,
   July 31, 1995                        $     3,588  $  (7,293,370) $      1,272,635
                                        ===========  =============  ================




See notes to consolidated financial statements.

MACGREGOR SPORTS AND FITNESS, INC.
AND SUBSIDIARIES

CONSOLIDATED STATEMENTS OF CASH FLOWS

YEARS  ENDED  JULY  31, 1995 AND 1994




                                                                              1995               1994
Cash flows from operating activities:
     Net loss                                                            $   (1,144,803)    $   (1,855,267)
                                                                         --------------     --------------
     Adjustments to reconcile net loss to net cash
          provided by (used in) operating activities:
          Proceeds from distribution agreement (Note 1)                                          1,626,523
          Proceeds from sale of certain CTS assets (Note 8)                                        150,000
          Write off of trademark license costs (Note 2)                         500,000            148,689
          Write off of  goodwill  (Note 8)                                                         281,710
          Marketing expense incurred on issuance of common
             stock (Note 9)                                                                        140,000
          Depreciation and amortization                                         281,411            349,737
          Write off of obsolete inventory                                        17,440
          Loss on sale of furniture and equipment                                19,374             22,250
          Changes in assets and liabilities:
               (Increase) decrease in assets:
                    Accounts receivables                                         16,458          1,129,502
                    Inventories                                                 247,568            402,809
                    Prepaid expenses                                             17,680             83,824
               (Increase) decrease in liabilities:
                    Accounts payable and accrued expenses                       101,041           (941,646)
                    Deferred royalty revenue                                   (101,953)          (112,514)
                                                                         --------------     --------------
                   Total adjustments                                          1,099,019          3,280,884
                                                                         --------------     --------------

Net cash provided by (used in) operating activities                             (45,784)         1,425,617
                                                                         --------------     --------------

Cash flows from investing activities:
     Purchase of property and equipment                                                             (2,000)
     Sale of furniture and equipment                                             12,056
     Proceeds from sale of property and
          equipment in connection with
          distribution agreement (Note 1)                                                            4,477
     Proceeds from sale of certain CTS
          equipment (Note 8).                                                                       58,000

                                                                         --------------     --------------
Net cash provided by (used in) investing activities                              12,056             60,477
                                                                         --------------     --------------

Cash flows from financing  activities:
     Increase (decrease) in bank overdraft                                      (17,474)            15,152
     Net payments under revolving credit arrangement                            (13,073)        (1,102,895)
     Proceeds from issuance of notes payable                                     31,383             27,000
     Principal payments of notes payable                                 $                  $     (389,613)
                                                                         --------------     --------------

Net cash provided by (used in) financing activities                      $          836     $   (1,450,356)
                                                                         --------------     --------------


(Continued)

MACGREGOR SPORTS AND FITNESS, INC.
AND SUBSIDIARIES

CONSOLIDATED STATEMENTS OF CASH FLOWS

YEARS  ENDED  JULY  31, 1995 AND 1994






                                                                                                1995              1994
                                                                                                ----              ----
Increase (decrease) in cash                                                                 $     (32,892)     $     35,738

Cash, beginning of period                                                                          35,738
                                                                                            -------------      ------------
Cash, end of period                                                                         $       2,846      $     35,738
                                                                                            -------------      ------------




Supplemental disclosure of cash flow information:
     Cash paid for interest                                                                  $     36,833      $     78,627
                                                                                            =============      ============

Supplemental disclosure of noncash investing and financing activities:
     During 1994, the Company issued 344,017 shares of common stock to its lender as additional collateral for its revolving credit arrangement.  In addition, the Company converted 385,000 shares of its Class B redeemable convertible preferred stock to 385,000 shares of common stock.

     During 1995, accounts payable of $191,000 were converted to 477,500 shares of common stock (Note 7) and $1,000,000 of notes payable, shareholder were converted to 1,000 shares of Class C preferred stock (Note 6).






See notes to consolidated financial statements.

                      MACGREGOR SPORTS AND FITNESS, INC.
                               AND SUBSIDIARIES
                  NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                      YEARS ENDED JULY 31, 1995 AND 1994


1.      ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING PRINCIPLES:

        BUSINESS OF THE COMPANY AND PRINCIPLES OF CONSOLIDATION:

        MacGregor Sports and Fitness, Inc. (the "Company" or "MSF"), through its wholly-owned subsidiary, MacGregor Sports Products, Inc.
        ("MSP") owns the worldwide rights to the use of the MacGregor name (Note 4) and markets and distributes a broad range of sports, recreational, and fitness products under its distribution agreement with Roadmaster Corporation. Carolina Team Sports, Inc. ("CTS") is also a wholly-owned subsidiary. Significant intercompany balances and transactions have been eliminated.


        ORGANIZATION AND MERGER:

        The Company was formed on December 31, 1991 through a merger between Vida Ventures, Ltd. ("Vida") and Sports Acquisition Corporation ("SAC"). SAC was formed in February 1991, and on May 9, 1991, it acquired certain assets of MacGregor Sporting Goods, Inc. ("MSI"). The primary assets acquired were worldwide rights to use the MacGregor name on sporting, recreational, and fitness products.

        INVENTORIES:

        Inventories consist of sports, recreational, and fitness products held for resale, and are stated at the lower of cost or market. Cost is determined using the first-in, first-out (FIFO) method.

        FURNITURE, EQUIPMENT, AND DEPRECIATION:


        Furniture and equipment are recorded at cost. The assets are depreciated over their estimated useful lives of five to seven years using the straight-line method.


        TRADEMARKS AND LICENSE AGREEMENTS:

        Trademark and license agreements relate to costs incurred in acquiring use of the MacGregor trademark (the "MacGregor Rights") (Note 4) and are being amortized using the straight-line method over 25 years.

                      MACGREGOR SPORTS AND FITNESS, INC.
                               AND SUBSIDIARIES
                  NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                      YEARS ENDED JULY 31, 1995 AND 1994


1.      ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES:
        (CONTINUED)

        INTANGIBLE ASSETS (CONTINUED):


        The Company periodically evaluates the carrying amount of its intangible assets. The Company determined that the net realizable value of the MacGregor license agreements at July 31, 1994 was less than the carrying amount and the difference of $148,689 was charged to operations. As further discussed in Note 2, at July 31, 1995, the Company determined that the carrying value of its intangible assets should be reduced by an additional $500,000. During the year ended July 31, 1994, the Company also determined that goodwill related to the acquisition of Carolina Team Sports, Inc. had been impaired and $281,710 was charged to operations (Note 8). At July 31, 1995, no remaining goodwill is included in the financial statements.


        DISTRIBUTION AGREEMENT:


        Effective October 7, 1993, the Company entered into an agreement with Roadmaster Corporation ("RMC") whereby RMC acquired the exclusive rights to distribute MacGregor products, subject to certain worldwide territorial limitations and restrictions set forth in the Company's other licensing agreements. The agreement continues for a period of five years, with an option to renew for an additional five year term with a minimum annual royalty. The agreement provides that RMC will pay the Company on a quarterly basis percentage-based royalties on net revenues generated from sales of the MacGregor products with minimum cumulative royalties. The agreement pertains only to distribution of MacGregor products. RMC did not acquire the MacGregor Rights. The chairman of the Company's Board of Directors, is also the president and chairman of the board, and indirectly a controlling shareholder of RMC's parent company. RMC is also a shareholder of the Company.



        Under the agreement, the Company received cash of approximately $1,631,000 in exchange for all of the accounts receivable, inventory and certain equipment with book values of $427,000, $623,000, and $30,000, respectively, resulting in a $551,000 write off of the carrying value of the MacGregor license costs (Note 2). The purchase price included payment of the revolving line of credit in the amount of $440,000 (note 5), payment in the amount of $276,000 to satisfy commissions owed to and to settle the exclusive representation agreement with a company which had been marketing the Company's products, $186,000 for the reduction of certain notes payable, and $729,000 for the reduction of certain accounts payable and accrued expenses.

                      MACGREGOR SPORTS AND FITNESS, INC.
                               AND SUBSIDIARIES
                  NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                      YEARS ENDED JULY 31, 1995 AND 1994


2. RESULTS OF OPERATIONS, LETTER OF POTENTIAL INTEREST TO ACQUIRE LICENSE RIGHTS AND MANAGEMENT'S PLANS:

        The accompanying consolidated financial statements have been prepared on a going concern basis, which contemplates continuity of operations, and the realization of assets and liquidation of liabilities in the ordinary course of business. The Company incurred net losses of approximately $1,145,000 and $1,855,000 for the years ended July 31, 1995 and 1994, respectively. Further, at July 31, 1995, the
        Company's current liabilities exceeded its current assets by approximately $2,167,000. Therefore, the continuity of operations and realization of assets and liquidation of liabilities is subject to uncertainty. However, management believes that the going concern basis is appropriate based on the events and plans described below.

        In December 1994, the Company entered into a letter of potential interest with an affiliate. Under the terms of the letter, as amended in November 1995, the Company will grant the affiliate an option to extend the existing distribution agreement (Note 1) for two additional five-year periods with increased mimimum royalty requirements. In addition, the Company will grant the affiliate an option to acquire all of its interests in and to the MacGregor trademark and other related trademarks and rights (the "MacGregor Rights") for a cash payment of $675,000 plus a three-year note representing the then existing present value of the remaining minimum payments under the distribution agreement, including all extensions. Management and the affiliate believe that the foregoing structure recognizes a value for the MacGregor rights at an amount in excess of $4,200,000. In response to the November 1995 amendment to the letter of interest, the Company has reduced the carrying amount of its intangible assets at July 31, 1995 by $500,000. Management intends to use the proceeds of the distribution agreement and sale, should it occur, to pay current obligations and investigate mergers, acquisitions and other potential investment opportunities.

        Management believes that the proceeds from the extended royalty agreement, and sale of the MacGregor Rights, should it occur, when considered with the curtailment of CTS operations discussed in Note 8 will enable the Company to meet its current obligations and continue operations. If unanticipated factors arise that would cause the cash flow of the Company to fall short of needed levels, or if the Company is unable to complete the sale of the MacGregor Rights under the terms of the letter of potential interest, management has developed alternative plans to continue operations. These plans include:

                      MACGREGOR SPORTS AND FITNESS, INC.
                               AND SUBSIDIARIES


                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS


                      YEARS ENDED JULY 31, 1995 AND 1994


2. RESULTS OF OPERATIONS, LETTER OF POTENTIAL INTEREST TO ACQUIRE LICENSE RIGHTS AND MANAGEMENT'S PLANS (CONTINUED):

        a. Equitex, Inc. (a principal shareholder of the Company) providing financing, or causing financing to be provided, of any expenses of the Company. The Company would assign its rights to future Roadmaster Corporation royalty streams to Equitex, Inc. (Equitex) to the extent that such expenses were so funded by Equitex.


        b.      Investigating merger possibilities.

        c. Investigating increases in ownership equity to provide funds to meet current obligations.

        d. Investigating the sale of the MacGregor Rights to other parties.

        Management believes that these plans would be adequate and will enable the Company to effectively continue its operations.

3.      INCOME TAXES:

                Effective August 1, 1993, SFAS No. 109, "Accounting for Income Taxes," was adopted. SFAS No. 109 requires a company to recognize deferred tax liabilities and assets for the expected future tax consequences of events that have been recognized in a company's financial statements or tax returns. Under this method, deferred tax liabilities and assets are determined based on the difference between the financial statement carrying amounts and tax bases of assets and liabilities using enacted tax rates in effect in the years in which the differences are expected to reverse.

                      MACGREGOR SPORTS AND FITNESS, INC.
                               AND SUBSIDIARIES
                  NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                      YEARS ENDED JULY 31, 1995 AND 1994


3.      INCOME TAXES (CONTINUED):

        The following is a summary of the Company's deferred tax assets at July 31, 1995:



                        Deferred royalties              $    22,000
                        Operating loss carry forward      1,703,000
                        Other                                10,000
                        Less valuation allowance         (1,735,000)
                                                        -----------
                                                        $
                                                        ===========



        At July 31, 1995, the Company has available, operating loss carryforwards of approximately $5,000,000 which may be utilized to offset future taxable income through 2010.


        A reconciliation of the statutory federal income tax rate to the Company's effective income tax rate is as follows:


                                                    July 31,
                                                  1995     1994
                                                  ----     ----
        Statutory income tax (benefit)            (34%)    (34%)
        State taxes                                (4%)     (4%)
        Non-deductible amortization                12%       5%
        Deferred tax benefit not recognized        26%      33%
                                                  ----     ----

                                                  ====     ====

                      MACGREGOR SPORTS AND FITNESS, INC.
                               AND SUBSIDIARIES
                  NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                      YEARS ENDED JULY 31, 1995 AND 1994


4. MACGREGOR TRADEMARK AND LICENSE AGREEMENTS:


   In connection with the acquisition of assets from MSI, the Company acquired the worldwide rights to the use of the MacGregor name. Conditions for the continuation of the licenses include MSP maintaining a ratio of current assets to current liabilities of 1.2 to 1, on a quarterly basis. The Company was not in compliance with this condition at July 31, 1995, and has not received a waiver of the noncompliance at July 31, 1995. If necessary for the continuation of the Company's licenses, Equitex has agreed to provide or cause to be provided such current assets as may be needed. For the purpose of computing the ratio, current assets and current liabilities are calculated so that revolving loan debt secured in whole or in part by current assets is classified as a current liability. Other conditions include furnishing the Licensors with financial statements, notifying the Licensors of changes in ownership or management of the Company, and attaining certain levels of sales of licensed products.


5. LINES OF CREDIT.

   At July 31, 1995, CTS had two lines of credit with maximum borrowing limits of $225,000 and $175,000. At July 31, 1995, $380,677 was outstanding under the lines. Interest is at the bank's prime rate plus 0.5 percent (9.75% at July 31, 1995). In February 1994, the Company issued 344,000 shares of its common stock to CTS, and CTS pledged these shares to the bank as additional collateral for the lines. In October 1995, BB&T required the Company to cause 344,000 shares of its common stock to be purchased by Equitex's designee at $.50 per share. The proceeds of $172,000 reduced the BB&T indebtedness. Also in October, the Company agreed to issue 228,677 shares of its common stock to CTS, and CTS agreed to pledge these shares to the bank as collateral for its remaining indebtedness.

                       MACGREGOR SPORTS AND FITNESS, INC.
                                AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                       YEARS ENDED JULY 31, 1995 AND 1994


6.  NOTES PAYABLE AND LONG-TERM DEBT:

    The Company was indebted to certain shareholders in the amount of $91,306 at July 31, 1995. The notes are unsecured, bear interest at the prime rate plus 2 percent (10.75% at July 31, 1995) or 10%, and are due on demand.


    Notes payable, shareholder, represents promissory notes to Equitex. The notes are unsecured and bear interest at 2 percent above the prime rate (10.75% at July 31, 1995). During the year ended July 31, 1995, $1,000,000 of notes were converted into 1,000 shares of the Company's Class C convertible preferred stock (Note 7). At July 31, 1995, $27,000 of the notes are due on demand and the balance of $225,020 are due in August 1996.


7.  REDEEMABLE CONVERTIBLE PREFERRED STOCK AND SHAREHOLDERS' EQUITY:

    CLASS A REDEEMABLE CONVERTIBLE PREFERRED STOCK:

    In May 1991, the Company issued 610 shares of Class A convertible preferred stock. The stock has a liquidation preference of $1,000 per share and a dividend preference of $100 per share per year, payable monthly if and when dividends are declared, and then accumulate to the extent the Company does not pay monthly dividends. Each share of Class A preferred stock is convertible into 272 shares of common stock. To the extent that the Company has adequate cash flow available, it can redeem the Class A convertible preferred stock in increments of 25 percent of the number of shares of Class A convertible preferred shares initially outstanding from time to time. If the Company completes a public offering of at least $4,000,000, the Class A convertible preferred stock will be redeemed at a rate of 25 percent per month for four months, commencing with the month that the public offering is completed. The Company has no current plans to complete a public offering and has not redeemed any of the Class A convertible preferred stock.

                       MACGREGOR SPORTS AND FITNESS, INC.
                                AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                       YEARS ENDED JULY 31, 1995 AND 1994


7.  REDEEMABLE CONVERTIBLE PREFERRED STOCK AND SHAREHOLDERS' EQUITY (CONTINUED):


    CLASS B REDEEMABLE CONVERTIBLE PREFERRED STOCK:

    During the year ended July 31, 1994, the Company's 385,000 shares of $1.00 per share liquidation preference, Class B redeemable convertible preferred stock were converted to 385,000 shares of the Company's common stock.

    CLASS C CONVERTIBLE PREFERRED STOCK:


    Equitex, a principal shareholder of the Company, converted $1,000,000 of indebtedness into 1,000 shares of the Company's Class A convertible preferred stock during 1995 (Note 6). The Class C convertible preferred stock is not redeemable and has no voting rights. The Class C convertible preferred stock has a liquidation preference of $1,000 per share, a dividend preference of $70 per share per year, if and when declared, and (commencing May 1, 1996) is convertible into common stock at the lesser of $1.00 per share or 80% of the average market price for the Company's common stock at the time of conversion. The Company has the option of paying the dividends by issuing shares of the Company's common stock at a value equal to 80% of the average market price.


    STOCK OPTION PLAN:

    Effective December 2, 1991, the Company established a Stock Option Plan for employees, directors, and key consultants. The Company reserved 750,000 shares of common stock for issuance under the plan. The plan contains provisions for both an incentive ("ISOP") as well as a nonstatutory stock option plan, with options expiring ten years from the date of grant. No more than one-half of the maximum number of shares authorized under the plan may be reserved for issuance upon exercise of nonstatutory stock options. The ISOP provides that options will be granted at an exercise price no less than the fair market value of the Company's stock on the date of grant. The aggregate fair market value of the shares subject to exercise for the first time by any optionee during any calendar year may not exceed $100,000. Directors and key consultants who are not employees of the Company are not eligible to participate in the ISOP. As of July 31, 1995, 150,000 options had been granted under the ISOP.


    Prior to August 1, 1993, options to purchase 150,000 shares of common stock had been granted under the ISOP and are available for exercise. The exercise price of options to purchase 50,000 shares of common stock is $2.2375 per share and to purchase 100,000 shares of common stock is $1.00 per share. During the years ended July 31, 1995 and 1994, no options were granted, exercised or cancelled under the ISOP. The non-statutory plan provides that options may be granted at exercise prices no less than 85 percent of the fair market value of the Company's stock on the date of grant. As of July 31, 1995, no options have been granted under the non-statutory plan.

                      MACGREGOR SPORTS AND FITNESS, INC.
                               AND SUBSIDIARIES
                  NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                      YEARS ENDED JULY 31, 1995 AND 1994


7. REDEEMABLE CONVERTIBLE PREFERRED STOCK AND SHAREHOLDERS' EQUITY (CONTINUED)

   WARRANTS AND OTHER OPTIONS:


   In connection with the asset purchase of May 9, 1991, SAC, a privately owned company prior to its merger with Vida, issued the financial institution which provided the Company's revolving and term notes, a warrant allowing the institution to purchase 237,575 shares of non-voting common stock at a price of $.0735 per share. The exercise price of the warrant at the date of issue in 1991 equaled or exceeded fair market value of the Company's common stock at that date. The warrant expires May 9, 2001. At July 31, 1995, no warrants had been exercised.


   At December 31, 1991, the Company issued warrants to purchase up to 75,000 shares of the Company's common stock at $2.25 per share. The warrants, issued as compensation for having introduced the management to SAC to the management of Vida, are fully exercisable on the date of the grant, and expire on December 29, 1996. At July 31, 1995, no warrants had been exercised.

   As of July 31, 1995, the Company has outstanding for public sale 800,000 warrants, with each warrant entitling the holder thereof the right to purchase one common share at an exercise price of $1.00 for a period of 24 months through October 31, 1997. The Company may call the warrants for redemption at a price of $.05 per warrant upon 30 days prior written notice at any time. At July 31, 1995, no warrants had been exercised.


   In connection with a public offering, completed in October 1990, the Company issued and sold to the underwriter, for $100, warrants to purchase an aggregate of 120,000 common shares. Underwriters' warrants for 80,000 shares are exercisable through November 18, 1995, at an initial exercise price of 107 percent of the public offering price per Unit which consisted of one share of common stock and one redeemable warrant. Underwriters' warrants for 40,000 shares are exercisable for two years through November 18, 1995, at $6.00 per share. The common shares issued upon exercise of the underwriter's warrants will not be freely tradeable upon issuance, but may become tradeable upon registration at the demand of the holders thereof.

                      MACGREGOR SPORTS AND FITNESS, INC.
                               AND SUBSIDIARIES
                  NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                      YEARS ENDED JULY 31, 1995 AND 1994

7.      REDEEMABLE CONVERTIBLE PREFERRED STOCK AND SHAREHOLDERS' EQUITY
(CONTINUED):


        WARRANTS AND OTHER OPTIONS (CONTINUED):


        During 1993 and 1992, the Company entered into note and warrant purchase agreements, primarily with certain of its shareholders, whereby the Company received proceeds of $536,000 upon the issuance of $536,000 of 10 percent promissory notes and 154,800 detachable warrants. The notes were paid during the years ended July 31, 1995 and 1994. The warrants are exercisable at $2.00 per warrant to acquire one share of common stock over a five-year period expiring July 1997. The Company allocated $3,488 of the total proceeds to the warrants. At July 31, 1995, no warrants had been exercised.


        CONVERSION OF ACCOUNTS PAYABLE TO COMMON STOCK:

        In September 1994, $191,000 of accounts payable with third parties were converted at the per share market price to 477,500 shares of the Company's Common Stock.


        OTHER COMMON STOCK ISSUANCES:

        In August through October 1995, the Company sold an additional 308,000 shares of its common stock at an average price of $.59 for proceeds of $181,000. Additionally, a shareholder purchased a $50,000 note with 10% interest. The proceeds of $231,000 were used to pay certain liabilities of the Company, as well as the Company's obligation under its license from Equilink.


8.      CAROLINA TEAM SPORTS, INC.:

        In 1992, the Company acquired the net assets of CTS. CTS was a regional sporting goods dealership servicing Georgia, North and South Carolina, as well as governmental agencies throughout the United States and Europe.

                      MACGREGOR SPORTS AND FITNESS, INC.
                               AND SUBSIDIARIES
                  NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                      YEARS ENDED JULY 31, 1995 AND 1994


8.  CAROLINA TEAM SPORTS, INC. (CONTINUED):


    During the years ended July 31, 1995 and 1994, CTS realized declining gross profits and incurred operating losses. In response to the losses, during fiscal 1994, management reorganized the operations of CTS, terminated its governmental agency contracts and certain other sales contracts that were unprofitable, and sold certain equipment and inventory to an unrelated third party for $208,000 resulting in a loss of approximately $22,000. Management determined that the goodwill of CTS, arising from the acquisition, was permanently impaired and during the year ended July 31, 1994, operations were charged with approximately $282,000 for the elimination of the goodwill. During the year ended July 31, 1995, the Company ceased operations of CTS, its remaining retail sporting goods dealership was closed, and its furniture and equipment was sold for a loss of approximately $19,000.



9.  TERMINATION OF MARKETING AGREEMENT:


    Prior to October 1993, the Company's products were being marketed under an agreement with a third party. For these services, the Company paid agreed-upon commissions and agreed to grant, through 1996 based upon the third party attaining certain sales goals, options to purchase up to 309,400 shares of the Company's common stock. In October 1993, in conjunction with acquiring the Roadmaster agreement the marketing and option agreements were terminated in exchange for 185,640, shares of the Company's common stock. The Company recognized $140,000 of expense upon the issuance of common stock.


10. RELATED PARTIES:

    During the year ended July 31, 1994, the Company incurred approximately $25,000 of expenses for certain administrative services performed for the Company by Equitex.


    Prior to August 1, 1992, the Company entered into an agreement with Equitex to pay Equitex an investment banking fee for services provided to the Company in securing its credit facilities. The total amount due of $281,500 is payable when the Company has available funds. The Company entered into a management agreement effective May 9, 1991, with the Company to pay Equitex a fee of $10,000 per month for a period of twenty-four months. The management fee will be payable, and $30,000 shall accumulate or accrue, when the Company achieves net income of $60,000 in any three-month period. Because the Company has never achieved net income of $60,000 in any three-month period, no amounts have been accrued under the agreement.

                       MACGREGOR SPORTS AND FITNESS, INC.
                                AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                       YEARS ENDED JULY 31, 1995 AND 1994


10. RELATED PARTIES (CONTINUED):


    Accrued interest and other payables, related parties, consists of approximately $314,947 of accrued interest due under the shareholder notes payable and approximately $64,232 due to Equitex and other related parties for reimbursement of general and administrative expenses paid by those parties on behalf of the Company. Expenses incurred by related entities on behalf of the Company were approximately $56,800 in 1995 and $7,500 in 1994.


11. COMMITMENTS:

    OTHER LICENSE AGREEMENTS:

    In May 1992, MSP entered into a licensing agreement which granted to the licensor royalties in consideration of granting MSP the right for the manufacture, purchase for resale, and distribution of golf gloves and pull carts under the MacGregor name. Royalty expense of approximately $173,000 was incurred during the year ended July 31, 1994. During 1994, the license agreement was terminated.


    On December 7, 1992, the Company executed a perpetual sublicense agreement and a marketing agreement through June 30, 1994 with a distributor of a patented two-wheel drive bicycle. The Company received a non-refundable royalty prepayment of $200,000 and $100,000 for marketing services through June 30, 1994. Accordingly, the Company recorded the $300,000 received as a deferred liability, and amortized the marketing agreement into income. During 1994, the Company believed the sublicensee committed breaches of the sublicense which would constitute a termination or grounds for termination of the sublicense. The sublicensee, to the best of the Company's knowledge, has ceased attempting to distribute the licensed product and accordingly, the Company has recorded the balance of the unamortized non-refundable royalty prepayment and the unamortized portion of the marketing agreement into income. Revenues of approximately $282,000 were recorded for the year ended July 31, 1994.

                       MACGREGOR SPORTS AND FITNESS, INC.
                                AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                       YEARS ENDED JULY 31, 1995 AND 1994

11. COMMITMENTS (CONTINUED):

    OTHER LICENSE AGREEMENTS (CONTINUED):

    In June 1994, the Company paid $300,000 to terminate the Company's license with MacGregor Golf Company in exchange for its releasing the Company from future minimum royalties of $395,000 and $520,000 for the twelve months ended February 1995 and 1996, respectively.

    OPERATING LEASES:

    The Company leases office and warehouse space under an operating lease expiring May 1998. Total rent expense was approximately $35,352 and $128,700 for the years ended July 31, 1995 and 1994, respectively. Future minimum rental payments are as follows:


                           YEAR ENDING
                             JULY 31,
                           -----------
                              1996                $ 70,000
                              1997                  70,000
                              1998                  46,667
                              1999
                                                  --------
                                                  $186,667
                                                  ========


12. MAJOR CUSTOMERS AND EXPORT SALES:

    During the years ended July 31, 1995 and 1994, no single customer accounted for more than 10% of sales, and there were no significant export sales.

13. LOSS PER SHARE:

    Loss per share is computed based on the weighted average number of shares actually outstanding. Net loss has been adjusted for cumulative unpaid dividends on the preferred stock. Outstanding warrants, options and convertible preferred stock are not considered in the calculations as they would decrease loss per share.

                       MACGREGOR SPORTS AND FITNESS, INC.
                                AND SUBSIDIARIES
                          CONSOLIDATED BALANCE SHEETS
                       JANUARY 31, 1996 AND JULY 31, 1995

                                     ASSETS



                                                JANUARY 31, 1996        JULY 31, 1995
                                                ----------------        -------------
                                                   (UNAUDITED)
CURRENT ASSETS:
  CASH                                             $   20,566             $    2,846
  TRADE RECEIVABLES, NET OF
    ALLOWANCE FOR DOUBTFUL
    ACCOUNTS OF $4,000 AT JULY 31, 1995                                        1,329
  INVENTORIES                                                                  6,450
  ROYALTY RECEIVABLE, RELATED PARTY                    77,190
                                                   ----------             ----------
TOTAL CURRENT ASSETS                                   97,756                 10,625
                                                   ----------             ----------
OFFICE FURNITURE AND EQUIPMENT                                                 8,414
LESS ACCUMULATED DEPRECIATION
  AND AMORTIZATION                                                            (6,723)
                                                   ----------             ----------
                                                                               1,691
                                                   ----------             ----------
OTHER ASSETS:
  TRADEMARKS AND LICENSE AGREEMENTS
    NET OF ACCUMULATED AMORTIZATION
    ($2,402,564, JANUARY 31, 1996; $1,099,612
     JULY 31, 1995)                                 2,969,540              4,272,492
                                                   ----------             ----------
                                                   $3,067,296             $4,284,808
                                                   ==========             ==========

                       MACGREGOR SPORTS AND FITNESS, INC.
                                AND SUBSIDIARIES
                   CONSOLIDATED BALANCE SHEETS -- (CONTINUED)
                       JANUARY 31, 1996 AND JULY 31, 1995

                      LIABILITIES AND SHAREHOLDERS' EQUITY


                                                           JANUARY 31, 1996        JULY 31, 1995
                                                           ----------------        -------------
                                                              (UNAUDITED)

CURRENT LIABILITIES:
   LINES OF CREDIT                                            $   223,664           $   380,677
   NOTES PAYABLE, SHAREHOLDERS                                                           91,306
   CURRENT PORTION OF LONG-TERM DEBT,
      SHAREHOLDER                                                                        27,000
   INVESTMENT FEES PAYABLE TO RELATED PARTY                                             281,500
   ACCRUED INTEREST AND OTHER, RELATED PARTY                                            379,180
   ACCOUNTS PAYABLE AND ACCRUED EXPENSES                            5,261               953,013
   DEFERRED ROYALTY REVENUE                                                              64,477
                                                              -----------           -----------
TOTAL CURRENT LIABILITIES                                         228,925             2,177,153
                                                              -----------           -----------
LONG-TERM DEBT, SHAREHOLDER                                                             225,020
                                                              -----------           -----------

CLASS A 10% MANDATORY REDEEMABLE
   CONVERTIBLE PREFERRED STOCK, LIQUIDATION
   PREFERENCE $610,000 PLUS UNPAID DIVIDENDS, IF
   AND WHEN DECLARED; ISSUED AND OUTSTANDING -
   0 SHARES AT JANUARY 31, 1996 AND 610 SHARES
   AT JULY 31, 1995.                                                                    610,000
                                                              -----------           -----------

SHAREHOLDERS' EQUITY:
   CLASS C CONVERTIBLE PREFERRED STOCK,
     LIQUIDATION PREFERENCE OF $1,000 PLUS
     DIVIDEND PREFERENCE OF $70 PER SHARE
     PER YEAR, ISSUED AND OUTSTANDING 0 SHARES
     AT JANUARY 31, 1996 AND 1000 SHARES AT
     JULY 31, 1995.                                                                   1,000,000
   COMMON STOCK, PAR VALUE $.02; AUTHORIZED
     25,000,000 SHARES, ISSUED AND OUTSTANDING
     11,762,425 SHARES AT JANUARY 31, 1996
     AND 8,249,423 SHARES AT JULY 31, 1995                        235,247               164,988
   ADDITIONAL PAID-IN CAPITAL                                  11,378,359             7,397,429
   WARRANTS                                                         3,588                 3,588
   DEFICIT                                                     (8,778,823)           (7,293,370)
                                                              -----------           -----------
                                                                2,838,371             1,272,635
                                                              -----------           -----------
                                                              $ 3,067,296           $ 4,284,808
                                                              ===========           ===========



                SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

                       MACGREGOR SPORTS AND FITNESS, INC.
                                AND SUBSIDIARIES
                     CONSOLIDATED STATEMENTS OF OPERATIONS
                  THREE MONTHS ENDED JANUARY 31, 1996 AND 1995

                                  (UNAUDITED)

                                       THREE MONTHS        THREE MONTHS
                                           ENDED               ENDED
                                     JANUARY 31, 1996     JANUARY 31, 1995
                                    -----------------     ----------------
SALES                                     $                     $  162,447
COST OF SALES                                                       90,365
                                         ------------           ----------

GROSS PROFIT                                                        72,082
                                         ------------           ----------
ROYALTY INCOME:
  RELATED PARTY                                71,667               50,000
                                         ------------           ----------
OPERATING EXPENSES:
  GENERAL AND ADMINISTRATIVE                  335,816               41,933
  DEPRECIATION AND AMORTIZATION                51,899               75,000
  WRITE DOWN OF TRADEMARK COSTS
   (NOTE 4)                                 1,200,000
                                         ------------           ----------

                                            1,587,715               16,933
                                         ------------           ----------
OPERATING INCOME (LOSS)                    (1,516,048)               5,149
                                         ------------           ----------
OTHER INCOME (EXPENSE):
  INTEREST EXPENSE:
    RELATED PARTY                             (16,031)             (29,114)
    OTHER                                      (2,833)              (9,029)
  OTHER                                        (4,295)
                                         ------------           ----------

                                              (23,159)             (38,143)
                                         ------------           ----------

LOSS BEFORE EXTRAORDINARY ITEM             (1,539,207)             (32,994)
                                         ------------           ----------

EXTRAORDINARY ITEM, GAIN FROM
  EXTINGUISHMENT OF DEBT                       85,234
                                         ------------           ----------

NET LOSS                                  $(1,453,973)          $  (32,994)
                                         ============           ==========
LOSS PER COMMON SHARE BEFORE
  EXTRAORDINARY ITEM                      $      (.17)          $     (.01)
                                         ============           ==========
LOSS PER COMMON SHARE                     $      (.16)          $     (.01)
                                         ============           ==========

WEIGHTED AVERAGE NUMBER OF
  COMMON SHARES                             8,979,824            8,249,423
                                         ============           ==========


                SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

                       MACGREGOR SPORTS AND FITNESS, INC.
                                AND SUBSIDIARIES
                     CONSOLIDATED STATEMENTS OF OPERATIONS
                   SIX MONTHS ENDED JANUARY 31, 1996 AND 1995

                                  (UNAUDITED)

                                                   SIX MONTHS             SIX MONTHS
                                                     ENDED                  ENDED
                                                JANUARY 31, 1996       JANUARY 31, 1995
                                                ----------------       ----------------
SALES                                             $                       $  320,519
COST OF SALES                                                                216,792
                                                  -----------             ----------
GROSS PROFIT                                                                 103,727
                                                  -----------             ----------
ROYALTY INCOME:
  RELATED PARTY                                       141,667                100,000
                                                  -----------             ----------
OPERATING EXPENSES:
  GENERAL AND ADMINISTRATIVE                          402,091                231,075
  DEPRECIATION AND AMORTIZATION                       103,798                150,000
  WRITE DOWN OF TRADEMARK COSTS (NOTE 4)            1,200,000
                                                  -----------             ----------
                                                    1,705,889                381,075
                                                  -----------             ----------
OPERATING INCOME (LOSS)                            (1,564,222)              (177,348)
                                                  -----------             ----------
OTHER INCOME (EXPENSE):
  INTEREST EXPENSE:
    RELATED PARTY                                     (32,037)               (54,295)
    OTHER                                              (9,738)               (19,642)
  OTHER                                                   757                 12,974
                                                  -----------             ----------
                                                      (41,018)               (60,963)
                                                  -----------             ----------
LOSS BEFORE EXTRAORDINARY ITEM                     (1,605,240)              (238,311)
                                                  -----------             ----------
EXTRAORDINARY ITEM, GAIN FROM
  EXTINGUISHMENT OF DEBT                              119,787
                                                  -----------             ----------
NET LOSS                                          $(1,485,453)            $ (238,311)
                                                  ===========             ==========
LOSS PER COMMON SHARE: BEFORE
  EXTRAORDINARY ITEM                              $      (.18)            $      .03
                                                  ===========             ==========
LOSS PER COMMON SHARE:                            $      (.17)            $     (.03)
                                                  ===========             ==========
WEIGHTED AVERAGE NUMBER OF COMMON SHARES            8,700,957              8,090,256
                                                  ===========             ==========


SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

                       MACGREGOR SPORTS AND FITNESS, INC.
                                AND SUBSIDIARIES
                     CONSOLIDATED STATEMENTS OF CASH FLOWS
                   SIX MONTHS ENDED JANUARY 31, 1996 AND 1995

                                  (UNAUDITED)

                                                                SIX MONTHS         SIX MONTHS
                                                                   ENDED              ENDED
                                                             JANUARY 31, 1996    JANUARY 31, 1995
                                                             ----------------    ----------------
NET CASH PROVIDED BY OPERATING ACTIVITIES                       $ (443,266)        $  (5,978)
                                                                ----------         ---------
CASH FLOWS FROM FINANCING ACTIVITIES:
  NET PAYMENTS UNDER REVOLVING CREDIT AGREEMENTS                  (157,013)          (20,000)
  PROCEEDS FROM ISSUANCE OF SHARES OF COMMON STOCK                 617,999
  PROCEEDS FROM ISSUANCE OF NOTE PAYABLE, SHAREHOLDER              160,000
  PAYMENTS TO NOTES PAYABLE, SHAREHOLDER                          (160,000)
  INCREASE (DECREASE) IN BANK OVERDRAFT                                               (3,874)
                                                                ----------         ---------

NET CASH PROVIDED BY (USED IN) INVESTING ACTIVITIES                460,986           (23,874)
                                                                ----------         ---------
INCREASE (DECREASE) IN CASH                                         17,720           (29,852)
                                                                ----------         ---------
CASH, BEGINNING OF PERIOD                                            2,846            35,738
                                                                ----------         ---------
CASH AND CASH EQUIVALENTS, END OF PERIOD                        $   20,566         $   5,886
                                                                ----------         ---------
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
  CASH PAID DURING THE PERIOD FOR INTEREST                      $   15,026         $   8,258
  CASH PAID DURING THE PERIOD FOR INCOME TAXES                                        12,500
                                                                ----------         ---------
                                                                $   15,026         $  20,758
                                                                ==========         =========

SUPPLEMENTAL SCHEDULE OF NON CASH FINANCING ACTIVITY:

  DURING THE QUARTER ENDED OCTOBER 31, 1994, $191,000 OF
    ACCOUNTS PAYABLE WITH THIRD PARTIES WERE CONVERTED
    477,500 SHARES OF THE COMPANY'S COMMON STOCK.

  DURING THE QUARTER ENDED OCTOBER 31, 1995, THE COMPANY
    ISSUED 228,667 SHARES OF COMMON STOCK TO ITS SUBSIDIARY,
    CTS, AS ADDITIONAL COLLATERAL TO BE PLEDGED FOR ITS LINE OF
    CREDIT ARRANGEMENT.

  DURING THE QUARTER ENDED OCTOBER 31, 1995, $42,056 OF
    NOTES PAYABLE SHAREHOLDERS WERE CONVERTED TO
    42,056 SHARES OF THE COMPANY'S COMMON STOCK.

  DURING THE QUARTER ENDED JANUARY 31, 1996, 1,000 SHARES
    OF CLASS C CONVERTIBLE PREFERRED SHARES, LIQUIDATION
    PREFERENCE OF $1,000 PER SHARE WERE CONVERTED TO
    1,000,000 SHARES OF THE COMPANY'S COMMON STOCK.

  DURING THE QUARTER ENDED JANUARY 31, 1996, DIVIDENDS OF
    $264,634 WERE DECLARED ON THE CLASS A MANDATORY
    REDEEMABLE CONVERTIBLE PREFERRED STOCK AND THE
    OUTSTANDING 610 SHARES OF CLASS A PREFERRED STOCK AND
    CUMULATIVE DIVIDENDS (TOTAL LIQUIDATION PREFERENCE OF
    $874,634) WERE CONVERTED TO 342,343 SHARES OF THE
    COMPANY'S COMMON STOCK.  THE PREFERRED STOCK WAS
    CONVERTED AT THE PRESCRIBED CONVERSION RATE OF 272
    SHARES OF COMMON STOCK TO 1 SHARE OF PREFERRED STOCK
    RESULTING IN 165,920 SHARES OF COMMON STOCK.  THE
    CUMULATIVE DIVIDENDS WERE CONVERTED AT AN AGREED-
    UPON VALUE OF $1.50 PER SHARE OF COMMON STOCK RESULTING
    IN 261,016 SHARES OF COMMON STOCK.

  DURING THE QUARTER ENDED JANUARY 31, 1996, $1,781,134
    LIABILITIES WERE CONVERTED TO 1,371,963 SHARES OF
    COMMON STOCK (NOTE 8)


                SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

                      MACGREGOR SPORTS AND FITNESS, INC.
                               AND SUBSIDIARIES

                CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY

                       SIX MONTHS ENDED JANUARY 31, 1996
                                  (Unaudited)

                                              Class C                               Additions
                                          preferred stock        Common Stock        paid-in
                                         Shares     Amount     Shares     Amount     Capital     Warrants     Deficit      Total
                                         ------     ------     ------     ------     -------     --------     -------      -----
Balance, July 31, 1995                   1,000    $1,000,000  $5,249,423 $154,380   7,587,429     $3,588    $(7,293,570)  1,272,615

Common stock issues as collateral
  for line of credit                                             228,667    4,573      (4,579)                               42,056

Common stock issued in conversion of
  notes payable shareholders                                      42,058      841      41,216                               610,000

Common stock issued in conversion
  of Class C convertible
  preferred stock                       (1,000)   (1,000,000)  1,000,000   20,000     980,000                              (264,634)

Common stock issued in conversion
  of Class A redeemeble convertible
  preferred stock                                                155,000    3,318     606,682                               264,634

Class A dividends declared                                                            265,634

Common stock issued in payment
  of accrued Class A dividends                                   176,423    3,528     261,106

Common Stock issued in payment
  of $852,029 of accounts payable and
  accrued expenses, $345,535 accrued
  interest and other retained parties,
  $281,500 investment form related
  party, $252,020 long-term debt
  shareholder, $49,250 notes payable
  shareholders (Note 8).                                       1,371,330   27,439   1,753,654                             1,781,153

Common stock sold at:
  200,000 shares at $.50                                         200,000    4,000      96,000                               100,000
  126,000 shares at $.75                                         128,000    2,560      83,440                                96,000
  200,000 shares at $1.25                                        200,000    4,000     245,000                               250,000

Sale of previously issued common stock
  (34,000 shares)                                                                     172,000                               172,000

Net Loss                                                                                                     (1,485,453) (1,485,455)
                                        ------      --------  ---------- -------- -----------  ---------    ------------ ----------
Balance, January 31, 1996                    0             0  11,762,425 $235,247 $11,378,659  $   3,588    $(8,778,823) $2,838,371
                                        ======      ========  ========== ======== ===========  =========    ============ ==========


                      MACGREGOR SPORTS AND FITNESS, INC.
                               AND SUBSIDIARIES
                  NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                               SIX MONTHS ENDED
                          JANUARY 31, 1996 AND 1995
                                 (UNAUDITED)



1.      THE INTERIM FINANCIAL STATEMENTS:


        MacGregor Sports and Fitness, Inc. (the "Company" or "MSF"), through its wholly-owned subsidiary, MacGregor Sports Product, Inc. ("MSP") owns the worldwide rights to the use of the MacGregor name for a broad range of sports. Roadmaster Corporation (an affiliate of the Company), through a distribution agreement, markets these recreational and fitness products. Carolina Team Sports ("CTS") is also a wholly-owned subsidiary. CTS had no significant operations during the six months ended January 31, 1996.

        The interim financial statements have been prepared by MSF and, in the opinion of management, reflect all material adjustments
        (including normal recurring adjustments) which are necessary to a fair statement of results for the interim periods presented. Certain information and footnote disclosures made in the last annual report on Form 10-KSB have been condensed or omitted for the interim statements. It is the Company's opinion that, when the interim statements are read in conjunction with the July 31, 1995, annual report on Form 10-KSB, the disclosures are adequate to make the information presented not misleading.

2.      ORGANIZATION

        The Company was formed on December 30, 1991 through a merger between Vida Ventures, LTD. ("VIDA") and Sports Acquisition Company ("SAC"). SAC was formed in February 1991, and on May 9, 1991, it acquired certain assets of MacGregor Sporting Goods, Inc. ("MSI"). The primary assets were worldwide rights to use the MacGregor name on sporting, recreational and fitness products.

3.      AGREEMENT AND PLAN OF THE MERGER:

        On January 16, 1996, the Company entered an agreement and plan of a merger with Technical Publishing Solutions, Inc., a Minnesota Corporation ("TPSI"). TPSI is a technology company focused on document-based information management systems. Under the merger agreement, MSP will be merged with and into TPSI with TPSI as the surviving corporation and further, with the result that TPSI will become a wholly-owned subsidiary of MSF. Each of the owners of issued and outstanding TPSI common stock will be entitled to receive approximately 1.74 shares of MSF's common stock in exchange and conversion for each share of TPSI common stock held and each option or warrant to purchase one share of the common stock of TPSI outstanding will become an option or warrant to purchase approximately 1.74 shares of MSF common stock. For accounting purposes, the exchange will be treated as an acquisition of the Company by TPSI and as a recapitalization of TPSI. Included under the terms and conditions of the agreement are:


        a. The balance sheet of the Company is to have at least $3 million of liquid tangible net worth and cash of at least $1.0 million.

        b. The Company is to have paid or otherwise satisfied all debt and all current liabilities, or otherwise removed them from the Company's balance sheet.

        c. The Company may not have more than 12,000,000 million shares of common stock outstanding. Included in this amount would be any shares subject to an option or warrant with exercise prices of less than $1.00 per share. The Company may not have more than 2,100,000 outstanding warrants and options.

        d. The Company is to, subject to its shareholder approval, have completed the sale of substantially all of its assets (Note 4).

        e. Certain other requirements including a satisfactory due diligence and approval by the Company's stockholders.

        To meet the above requirements, it is necessary for the Company to satisfy all of its obligations or otherwise remove those liabilities from its balance sheet. The Company intends to sell stock or take other actions as management determines necessary to meet this requirement.

4.      AGREEMENT TO SELL LICENSE RIGHTS:

        In February 1996, the Company entered an agreement with an affiliate. Under the terms of the agreement, the Company will sell all of its interests in and to the MacGregor trademark and other related trademarks and rights (the "MacGregor Rights") for cash at closing of $1,000,000 plus $1,910,000 to be paid in twelve equal monthly installments. In response to the agreement, the Company reduced the carrying amount of its intangible assets at January 31, 1996 by $1,200,000. Previously, the Company was anticipating realizing approximately $4 million on its sale of the MacGregor Rights. However, in late 1995, due to the competitive retail environment that the MacGregor trademarks operate in, Management believes the $2.9 million sales price stated in the agreement is the maximum amount a buyer would offer. Management has investigated the sale of the MacGregor Rights to other parties and believes the proposed transaction offers the best outcome for the Company and its shareholders.

5.      DISTRIBUTION AGREEMENT:

        Effective October 7, 1993, the Company entered an agreement with Roadmaster Corporation ("RMC") by which RMC acquired the exclusive rights to distribute MacGregor products, subject to certain worldwide territorial limitations and restrictions set forth in the Company's other licensing agreements. The agreement continues for five years, with an option to renew for an additional five year term with a minimum annual royalty. The agreement provides that RMC will pay the Company on a quarterly basis percentage-based royalties on net revenues generated from sales of the MacGregor products with minimum cumulative royalties.

        Under the agreement, the Company received cash of approximately $1,631,000 in exchange for accounts receivable with a book value of $427,000, $623,000 of inventory, and $30,000 of equipment, resulting in a $551,000 write off the carrying value of the MacGregor license costs. The purchase price included payment of the revolving line of credit for $440,000, payment for $276,000 to satisfy commissions owed and to settle the exclusive representation agreement with a company that had been marketing the Company's products, $186,000 for the reduction of certain notes payable, and $729,000 for the reduction of certain accounts payable and accrued expenses.

        Roadmaster markets its products (principally bicycles and fitness equipment) under the brand names of Roadmaster and Vitamaster. Roadmaster, through its independent representatives and key account managers, sells its and MacGregor's products to retail sporting good stores and large retailers such as discount stores, department stores and other mass merchant outlets.

6.      LOSS PER SHARE:

        Loss per share is computed based on the weighted average number of shares actually outstanding. Outstanding warrants, options and convertible preferred stock are not considered in the calculation as they would decrease loss per share.

7.      EXTRAORDINARY ITEM:

        During the six months ended January 31, 1996, the Company settled certain trade payables and accrued expenses related to the Company's former CTS operations and realized a gain on debt extinguishment of $119,787.

8. During the quarter ended January 31, 1996, the following liabilities were converted to 1,371,963 shares of common stock at an agreed-upon value of $1.30 per share:


             Accounts payable and accrued expenses         $  852,828
             Accrued interest and other, related parties      345,535
             Investment fees payable to related party         281,500
             Long-term debt, shareholder                      252,020
             Notes payable shareholders                        49,250
                                                           ----------
                                                           $1,781,133
                                                           ==========

9.      SUBSEQUENT EVENT:

        During March 1996, the Company finalized an agreement to issue a consultant warrants to acquire 200,000 shares of the Company's common stock in return for services provided to the Company. The exercise price of the warrants was, in the aggregate, $200,000 below the trading price of the Company's common stock on the date of issue of approximately $3.00 per share. As a result of this transaction, the Company recognized an expense of $200,000 during the month of March 1996.

                  REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS



To Technical Publishing Solutions, Inc.:

We have audited the accompanying consolidated balance sheet of Technical Publishing Solutions, Inc. and Subsidiaries as of March 31, 1995, and the related consolidated statements of operations, stockholders' equity and cash flows for the two years then ended. These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these consolidated financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of Technical Publishing Solutions, Inc. and Subsidiaries as of March 31, 1995, and the results of their operations and their cash flows for the two years then ended in conformity with generally accepted accounting principles.

                                    LUND KOEHLER COX & COMPANY, PLLP


Minneapolis, Minnesota
January 30, 1996

            TECHNICAL PUBLISHING SOLUTIONS, INC. AND SUBSIDIARIES
                         CONSOLIDATED BALANCE SHEETS



                                                                                 March 31,           December 31,
                                                                                   1995                 1995
                                                                                ----------           ------------
                         ASSETS                                                                       (unaudited)
CURRENT ASSETS:
  Cash and cash equivalents                                                         $9,239                 $2,761
  Accounts receivable, net                                                       2,099,570              2,941,738
  Inventories                                                                      246,634                287,298
  Prepaid expenses and other                                                        87,607                201,763
                                                                                ----------           ------------
     Total current assets                                                        2,443,050              3,433,560

PROPERTY AND EQUIPMENT, NET                                                      1,435,782              1,567,454
INTANGIBLE ASSETS, NET                                                                   0                308,335
                                                                                ----------           ------------

                                                                                $3,878,832             $5,309,349
                                                                                ==========           ============
          LIABILITIES AND STOCKHOLDERS' EQUITY

CURRENT LIABILITIES:
  Revolving credit facility                                                       $233,162               $910,832
  Convertible promissory notes                                                           0                550,000
  Current portion of long-term debt                                                154,996                127,496
  Current portion of capital lease obligations                                     121,310                121,310
  Current portion of stock redemption payable                                            0                  9,500
                                                                                ----------           ------------
  Accounts payable                                                               1,731,295              2,337,117
  Sales tax payable                                                                109,296                 16,324
  Accrued expenses                                                                 104,792                166,319
                                                                                ----------           ------------
     Total current liabilities                                                   2,454,851              4,238,898

DEFERRED INCOME TAXES                                                               80,000                 80,000
STOCK REDEMPTION PAYABLE, NET OF CURRENT PORTION                                         0                 29,408
LONG-TERM DEBT, NET OF CURRENT PORTION                                             200,004                133,340
CAPITAL LEASE OBLIGATIONS, NET OF CURRENT PORTION                                  736,253                650,261
                                                                                ----------           ------------

     Total liabilities                                                           3,471,108              5,131,907
                                                                                ----------           ------------

COMMITMENTS AND CONTINGENCIES

STOCKHOLDERS' EQUITY:
  Common stock, $.001 par value, 100,000,000 shares authorized,
    20,000,000 and 10,000,000 shares issued and outstanding, respectively           20,000                 10,000
  Additional paid-in capital                                                         9,343                  7,289
  Retained earnings                                                                396,160                177,304
  Unearned compensation                                                            (17,779)               (17,151)
                                                                                ----------           ------------

     Total stockholders' equity                                                    407,724                177,442
                                                                                ----------           ------------

                                                                                $3,878,832             $5,309,349
                                                                                ==========           ============



               See notes to consolidated financial statements.

            TECHNICAL PUBLISHING SOLUTIONS, INC. AND SUBSIDIARIES
                   CONSOLIDATED  STATEMENTS OF OPERATIONS




                                                       Year Ended March 31,              Nine Months Ended December 31,
                                                     1994              1995                 1994              1995
                                                   ----------        -----------         ----------         -----------
                                                                                         (Unaudited)       (Unaudited)
Revenues:
  Hardware integration                             $3,489,188         $5,015,758         $3,611,259          $5,431,092
  Software, technical services and support          3,756,035          4,738,648          3,547,948           3,367,813
  On-demand printing services                               0            692,255            372,448           1,016,456
                                                   ----------        -----------         ----------         -----------

    Total revenues                                  7,245,223         10,446,661          7,531,655           9,815,361
                                                   ----------        -----------         ----------         -----------
Cost of revenues:
  Hardware integration                              3,011,789          4,350,199          3,133,063           4,487,939
  Software, technical services and support          2,212,125          2,879,454          2,085,872           2,071,077
  On-demand printing services                               0            371,037            213,143             615,934
                                                   ----------        -----------         ----------         -----------

    Total cost of revenues                          5,223,914          7,600,690          5,432,078           7,174,950
                                                   ----------        -----------         ----------         -----------

    Gross profit                                    2,021,309          2,845,971          2,099,577           2,640,411
                                                   ----------        -----------         ----------         -----------

Operating expenses:
  Sales and marketing                                 954,444          1,244,995            912,866           1,124,167
  General and administrative                          524,607            916,253            615,046             917,843
  Research and development                            300,877            341,740            262,657             373,558
  Depreciation and amortization                        50,792            109,274             82,686             132,399
                                                   ----------        -----------         ----------         -----------

    Total operating expenses                        1,830,720          2,612,262          1,873,255           2,547,967
                                                   ----------        -----------         ----------         -----------

    Income from operations                            190,589            233,709            226,322              92,444

Interest expense                                      (23,143)           (97,033)           (48,786)           (173,682)
                                                   ----------        -----------         ----------         -----------

Income (loss) before income taxes                     167,446            136,676            177,536             (81,238)

    Provision for (benefit of) income taxes            64,000             64,553             64,000             (33,000)
                                                   ----------        -----------         ----------         -----------

Net income (loss)                                    $103,446            $72,123           $113,536            ($48,238)
                                                   ==========        ===========         ==========         ===========

Net income (loss) per common share
 and common share equivalents                           $0.01              $0.00              $0.01               $0.00
                                                   ==========        ===========         ==========         ===========

Weighted average
 common shares outstanding                         20,000,000         20,467,290         20,415,287          13,888,815
                                                   ==========        ===========         ==========         ===========

               See notes to consolidated financial statements.

            TECHNICAL PUBLISHING SOLUTIONS, INC. AND SUBSIDIARIES
               CONSOLIDATED  STATEMENTS OF STOCKHOLDERS' EQUITY



                                          Common Stock                  Additional
                                 ------------------------------          Paid-in        Retained        Unearned
                                    Shares              Amount           Capital        Earnings      Compensation        Total
                                 -----------           --------         ---------       ---------    -------------     ---------
BALANCE - MARCH 31, 1993          20,000,000            $20,000         ($20,000)        $220,591        $       0      $220,591

  Net income                           - -                - -              - -            103,446            - -         103,446
                                 -----------           --------         --------        ---------    -------------     ---------

BALANCE - MARCH 31, 1994          20,000,000             20,000          (20,000)         324,037                0       324,037

  Grant of stock options               - -                - -             29,343            - -            (29,343)            0

  Stock options compensation
     earned                            - -                - -              - -              - -             11,564        11,564

  Net income                           - -                - -              - -             72,123            - -          72,123
                                 -----------           --------         --------        ---------    -------------     ---------

BALANCE - MARCH 31, 1995          20,000,000             20,000            9,343          396,160          (17,779)      407,724

  Grant of stock options
     (unaudited)                       - -                - -              5,236            - -             (5,236)            0

  Stock options compensation
   earned (unaudited)                  - -                - -              - -              - -              5,864         5,864

  Repurchase of common
   stock (unaudited)             (10,000,000)           (10,000)          (7,290)        (170,618)           - -        (187,908)

  Net loss (unaudited)                 - -                - -              - -            (48,238)           - -         (48,238)
                                 -----------           --------         --------        ---------    -------------     ---------

BALANCE - DECEMBER 31, 1995
 (UNAUDITED)                      10,000,000            $10,000         $  7,289         $177,304         ($17,151)     $177,442
                                 ===========           ========         ========        =========    =============     =========



                See notes to consolidated financial statements.

            TECHNICAL PUBLISHING SOLUTIONS, INC. AND SUBSIDIARIES
                   CONSOLIDATED  STATEMENTS OF CASH FLOWS



                                                             Year Ended March 31,              Nine Months Ended December 31,
                                                              1994             1995              1994                 1995
                                                            ---------       ----------         ---------           ----------
                                                                                               (Unaudited)         (Unaudited)
CASH FLOWS FROM OPERATING ACTIVITIES:
  Net income (loss)                                          $103,446          $72,123          $113,536             ($48,238)
   Adjustments to reconcile net income (loss) to
    cash flows from operating activities:
   Depreciation and amortization                               50,792          158,160            96,046              229,131
   Stock option compensation earned                                 0           11,564                 0                5,864
   Deferred income taxes                                       28,000           47,766                 0                    0
   Changes in operating assets and liabilities                 46,824         (325,039)         (578,509)            (421,611)
                                                            ---------       ----------         ---------           ----------

     Cash flows from operating activities                     229,062          (35,426)         (368,927)            (234,854)
                                                            ---------       ----------         ---------           ----------

CASH FLOWS FROM INVESTING ACTIVITIES:
  Purchase of property and equipment                         (317,056)        (363,512)         (245,353)            (344,138)
  Acquisition of intangible assets                                  0                0                 0             (325,000)
                                                            ---------       ----------         ---------           ----------

     Cash flows from investing activities                    (317,056)        (363,512)         (245,353)            (669,138)
                                                            ---------       ----------         ---------           ----------
CASH FLOWS FROM FINANCING ACTIVITIES:
  Net advances on revolving credit facility                   120,000          103,162           300,000              677,670
  Proceeds from long-term debt                                100,000          640,000           340,000              550,000
  Payments on long-term debt                                  (55,367)        (456,655)          (74,295)             (94,164)
  Payments on capital lease obligations                        (1,225)         (16,074)          (62,214)             (85,992)
  Repurchase of common stock                                        0                0                 0             (150,000)
                                                            ---------       ----------         ---------           ----------

     Cash flows from financing activities                     163,408          270,433           503,491              897,514
                                                            ---------       ----------         ---------           ----------

INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS               75,414         (128,505)         (110,789)              (6,478)

CASH AND CASH EQUIVALENTS, BEGINNING OF PERIOD                 62,330          137,744           137,744                9,239
                                                            ---------       ----------         ---------           ----------

CASH AND CASH EQUIVALENTS, END OF PERIOD                     $137,744           $9,239           $26,955               $2,761
                                                            =========       ==========         =========           ==========

SUPPLEMENTAL CASH FLOWS INFORMATION:
  Cash paid for interest                                      $22,220          $97,768           $49,521             $171,757
  Cash paid for income taxes                                  $57,422          $22,387           $22,387              $27,674

NONCASH FINANCING AND INVESTING ACTIVITIES:
  Equipment acquired with capital lease obligation           $116,045         $758,817          $427,630                   $0
  Common stock redeemed with note payable, net                     $0               $0                $0              $37,908

DETAIL OF CHANGES IN OPERATING ASSETS AND LIABILITIES:
  Accounts receivable, net                                  ($630,027)       ($748,428)        ($997,518)           ($842,168)
  Inventories                                                 151,008         (199,530)          (80,297)             (40,664)
  Prepaid expenses and other                                  (25,142)         (75,955)          (37,886)            (114,156)
  Accounts payable                                            568,695          628,468           480,886              605,822
  Sales tax payable                                            15,023           56,968            28,045              (92,972)
  Accrued expenses                                            (32,733)          13,438            28,261               62,527
                                                            ---------       ----------         ---------           ----------
    Net changes in operating assets and liabilities           $46,824        ($325,039)        ($578,509)           ($421,611)
                                                            =========       ==========         =========           ==========



               See notes to consolidated financial statements.

            TECHNICAL PUBLISHING SOLUTIONS, INC. AND SUBSIDIARIES
                 NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                          MARCH  31, 1994 AND 1995
              (INCLUDING DATA APPLICABLE TO UNAUDITED PERIODS)

(1)  NATURE OF BUSINESS AND SIGNIFICANT ACCOUNTING POLICIES

NATURE OF BUSINESS AND PRINCIPLES OF CONSOLIDATION -  Technical
Publishing Solutions, Inc. ("TPSI" or "the Company") was incorporated in the State of Minnesota in 1990. The Company is a single source vendor providing computer hardware, software, development, distribution and related services to help companies create, manage and distribute unstructured business-critical information typically found in documents. The Company has offices in Minneapolis, Milwaukee, Denver and Phoenix and sales affiliates in Boston and Atlanta. The consolidated financial statements include the accounts of Technical Publishing Solutions, Inc. and its wholly-owned subsidiaries DocuPro Services, Inc. and IntraNet Solutions, Inc. All significant intercompany transactions have been eliminated.

INTERIM CONSOLIDATED FINANCIAL STATEMENTS - The consolidated balance sheet as of December 31, 1995 and the consolidated statements of operations and cash flows for the nine months ended December 31, 1994 and 1995 and the consolidated statement of stockholders' equity for the nine months ended December 31, 1995 are unaudited. However, in the opinion of management these interim consolidated financial statements include all adjustments (consisting of only normal recurring adjustments) that are necessary for the fair presentation of the results for the interim periods presented. The results of operations for the unaudited nine months ended December 31, 1995 are not necessarily indicative of the results which may be expected for the entire 1996 fiscal year.

CASH AND CASH EQUIVALENTS - The Company considers all short-term, highly liquid investments that are readily convertible into known amounts of cash and have original maturities of three months or less to be cash equivalents.

ACCOUNTS RECEIVABLE - Provision for losses on trade accounts receivable is made in amounts required to maintain an adequate allowance to cover anticipated bad debts. Accounts receivable are charged against the allowance when it is determined by the Company that payment will not be received. Any subsequent receipts are credited to the allowance. Accounts receivable is presented net of an allowance of $6,600 and $8,000 as of March 31, 1995 and December 31, 1995.

INVENTORIES - Inventories, consisting primarily of computer hardware and software and publishing supplies, are valued at the lower of cost
(first-in, first-out) or market value.

DEPRECIATION - Property and equipment, including leasehold improvements, are recorded at cost. Depreciation is provided for using the straight-line method over the estimated useful lives of the assets, two to ten years, or the life of the lease, whichever is shorter. Maintenance, repairs and minor renewals are expensed when incurred.

INTANGIBLE ASSETS - Intangible assets are recorded at cost and presented net of accumulated amortization of $16,665 at December 31, 1995. Goodwill is amortized on a straight-line basis over eight years. The Company's two convenants not to compete are amortized on a straight-line basis over their terms of five and two years. Management periodically evaluates the value of recorded intangible assets. At December 31, 1995, management believes all recorded intangible assets will be realized.

            TECHNICAL PUBLISHING SOLUTIONS, INC. AND SUBSIDIARIES
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS - CONTINUED
                           MARCH  31, 1994 AND 1995
               (INCLUDING DATA APPLICABLE TO UNAUDITED PERIODS)

SOFTWARE DEVELOPMENT COSTS - Software development costs generally are expensed as incurred as development expense. Statement of Financial Accounting
Standards No. 86 requires the capitalization of certain software development costs once technological feasibility is established. The capitalized cost is then amortized on a straight-line basis over the estimated product life, or on the ratio of current revenues to total projected product revenues, whichever is greater. To date, the period between achieving technological feasibility, that the Company has defined as the establishment of a working model, and the general availability of such software has been short and software development costs qualifying for capitalization have been insignificant. Accordingly, the Company has not capitalized any software development costs.

REVENUE RECOGNITION - The Company produces its revenues from (i) the sale of software, (ii) the sale of service and maintenance contracts and (iii) the sale of a variety of other products and services. Revenue from the sale of software
is recognized in accordance with Statement of   Position 91-1 "Software Revenue
Recognition". Accordingly, revenue is recognized at the time of product shipment if no significant Company obligations remain and collection of the resulting sale price is probable. In instances where significant Company obligations remain, revenue recognition is delayed until the obligation has been satisfied. Revenue from service and maintenance contracts is generally recognized ratably over the term of the contract. Revenue from contracts with original durations of one year or less is recognized at the time of sale if the Company does not expect to have material future obligations to service the contract. Revenue from the sale of all other products and services is recognized at the time of delivery to the customer.

INCOME TAXES - The Company has adopted Statement of Financial Accounting Standards No. 109, "Accounting for Income Taxes", under which deferred income tax assets and liabilities are recognized for the differences between financial and income tax reporting bases of assets and liabilities based on currently enacted rates and laws.

NET INCOME (LOSS) PER COMMON SHARE - Net income (loss) per common share is determined by dividing net income (loss) by the weighted average number of common share and common share equivalents outstanding during each period. Common share equivalents include the dilutive effects of options and warrants which are assumed to be exercised at the beginning of periods using the treasury stock method and the fair value of the Company's common shares. Common share equivalents are not included in the calculation if the effect is anti-dilutive. Primary and fully diluted net income (loss) per share are the same.

USE OF ESTIMATES - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

            TECHNICAL PUBLISHING SOLUTIONS, INC. AND SUBSIDIARIES
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS - CONTINUED
                           MARCH  31, 1994 AND 1995
               (INCLUDING DATA APPLICABLE TO UNAUDITED PERIODS)

(2) CONTEMPLATED REVERSE MERGER

On January 16, 1996, TPSI and its sole stockholder entered into an agreement and
plan of merger with MacGregor Sports and Fitness, Inc. (MSF).   MSF is a
publicly traded non-operating entity. At closing, TPSI's stockholders will receive approximately 60% of the then outstanding common stock of MSF in exchange for their TPSI common stock. TPSI plans to record this transaction as an acquisition and recapitalization. The following unaudited pro forma consolidated balance sheet presents the financial position of the Company as if the aforementioned transaction had occurred as of December 31, 1995:


                                                (IN THOUSANDS)

                                            TPSI             MSF           PRO FORMA
                  ASSETS                 HISTORICAL      HISTORICAL       ADJUSTMENTS        PRO FORMA
                                         ----------      ----------       -----------        ---------
     Current assets                          $3,434              $98          $2,910 (B)        $6,242
                                                                                (200)(C)

     Property and equipment, net              1,567                0                             1,567
     Intangible assets, net                     308            2,969          (2,969)(B)           308
                                             ------           ------           -----            ------
                                             $5,309           $3,067           ($259)           $8,117
                                             ======           ======           =====            ======

              LIABILITIES AND
           STOCKHOLDERS' EQUITY

     Current liabilities                     $4,229             $229           ($229)(A)        $4,229
     Long-term liabilities                      903                0                               903
                                             ------           ------           -----            ------
                                              5,132              229           ($229)            5,132

     Stockholders' equity                       177            2,838             229 (A)         2,985
                                                                                 (59)(B)
                                                                                (200)(C)
                                             ------           ------           -----            ------
                                             $5,309           $3,067           ($259)           $8,117
                                             ======           ======           =====            ======


Pro forma adjustments to reflect:


(A) Retirement of line of credit by issuing common stock by MSF prior to the transaction.


(B)      Sale of trademark rights by MSF prior to the transaction.

(C)      Legal, accounting and banking fees and other costs of the transaction.

            TECHNICAL PUBLISHING SOLUTIONS, INC. AND SUBSIDIARIES
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS - CONTINUED
                           MARCH  31, 1994 AND 1995
               (INCLUDING DATA APPLICABLE TO UNAUDITED PERIODS)

(3) ACQUISITION OF ASSETS

On December 14, 1995, the Company acquired the assets of a division of a printing business in Denver, Colorado for $200,000. The Company has recorded the acquisition using purchase accounting and allocated the purchase price $75,000 to inventory and equipment, $40,000 to a convenant not to compete (amortized over two years) and $85,000 to goodwill (amortized over eight years). In addition to the purchase price, the Company agreed to sublease certain equipment from the seller. The operations of this business are included in the Company's consolidated financial statements from the date of acquisition. Due to the small nature of the business acquired and the date of acquisition, the operations did not materially impact the Company's results of operations for the nine months ended December 31, 1995.

(4) PROPERTY AND EQUIPMENT

Property and equipment consisted of the following at:

                                                              March 31,        December 31,
                                                                1995              1995
                                                             ----------       ------------
          Equipment and furniture                            $1,497,724         $1,840,064

          Vehicles                                              147,861            147,861
          Leasehold improvements                                  8,210             10,008
                                                             ----------         ----------

          Total property and equipment                        1,653,795          1,997,933
          Less: accumulated depreciation                        218,013            430,479
                                                             ----------         ----------

               Total property and equipment, net             $1,435,782         $1,567,454
                                                             ==========         ==========


        Property and equipment includes items under capital leases of $851,309 and $763,355, net of accumulated depreciation of $55,369 and $143,323, as of March 31 and December 31, 1995.

(5)  SHORT-TERM DEBT


REVOLVING CREDIT FACILITY - The Company has a revolving credit agreement that provides for borrowings of up to $1,500,000 based on available collateral. Advances of $233,162 and $910,832 were outstanding as of March 31 and December 31, 1995. Advances are due on demand and accrue interest at the bank's base lending rate plus 2.5% (the effective rate of interest was 11.5% and 11% as of
March 31 and December 31, 1995, respectively).   The agreement is secured by
substantially all Company assets, personally guaranteed by a stockholder and requires the Company to meet various covenants including maintenance of minimum levels of tangible net worth.


CONVERTIBLE PROMISSORY NOTES - In December 1995, the Company issued $550,000 of 10% unsecured convertible promissory notes. The notes are due the earlier of May 31, 1996 or the closing of the contemplated transaction described in
Note 2. The notes are convertible into common stock of the Company at the option of the holder at $1.50 per share or potentially lower amounts if certain conditions apply. In connection with the notes, the Company issued 156,750 warrants to acquire shares of its common stock at an exercise price of $1.00 per share (a price greater than the fair market value at the date of issuance).

            TECHNICAL PUBLISHING SOLUTIONS, INC. AND SUBSIDIARIES
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS - CONTINUED
                           MARCH  31, 1994 AND 1995
               (INCLUDING DATA APPLICABLE TO UNAUDITED PERIODS)


(6)  LONG-TERM DEBT AND CAPITAL LEASES

LONG-TERM DEBT -


                                                            March 31,         December 31,
                                                               1995               1995
                                                            ----------        ------------
          Note payable - bank, monthly installments
          of $8,333 plus interest at prime rate plus
          2% (effective rates of 11.5% and 11% at
          March 31 and December 31, 1995,
          respectively), due March 1998, secured by
          substantially all Company assets and
          guaranteed by a stockholder.                         $300,000           $233,336

          Notes payable - stockholders, due on
          demand, interest at 12%, unsecured and
          subordinated to bank indebtedness.                     55,000             27,500
                                                               --------           --------
          Total long-term debt                                  355,000            260,836

          Less: current maturities                              154,996            127,496
                                                               --------           --------
               Long-term debt, net                             $200,004           $133,340
                                                               ========           ========



Future maturities of long-term debt are $154,996, $100,000 and $100,004 for the years ending March 31, 1996, 1997 and 1998.

CAPITAL LEASE OBLIGATIONS - The Company has certain assets under capital lease obligations. The leases require total monthly payments of $19,962 and carry interest rates between 13.7% and 15.5%. The minimum lease payments required under the capital leases together with the present value of the minimum lease payments are as follows:

          For the years ending March 31,:
          1996                                                                  $239,546

          1997                                                                   239,546

          1998                                                                   239,546

          1999                                                                   297,208

          2000                                                                   167,444

          Thereafter                                                              32,006
                                                                              ----------
          Total                                                                1,215,296

          Less:  amount representing interest                                    357,733
                                                                              ----------
          Present value of future minimum lease payments                         857,563

          Less: current portion                                                  121,310
                                                                              ----------
               Long-term portion                                                $736,253
                                                                              ==========


            TECHNICAL PUBLISHING SOLUTIONS, INC. AND SUBSIDIARIES
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS - CONTINUED
                           MARCH  31, 1994 AND 1995
               (INCLUDING DATA APPLICABLE TO UNAUDITED PERIODS)

(7)  STOCKHOLDERS' EQUITY

STOCK REDEMPTION - During July 1995, the Company entered into a stock redemption agreement to acquire 50% of its outstanding common stock from a single stockholder for $200,000. The Company paid $150,000 at closing with the remaining $50,000 due in $10,000 annual installments without interest. The Company has recorded the remaining payment obligation at its net present value.

STOCK SPLITS - On June 2, 1995, the Company declared a 900-for-1 stock split and on November 6, 1995, the Company declared a 21.22-for-1 stock split. The stock splits have been retroactively reflected in the accompanying consolidated financial statements.

STOCK OPTIONS - On January 6, 1996, the Board of Directors approved the 1994-1997 Stock Option Plan (the Plan), pursuant to which options and other awards to acquire an aggregate of 10,000,000 shares of the Company's common stock may be granted. The Company integrated all previous granted options into the Plan. The Plan is administered by the Board of Directors, which has the discretion to determine the number and purchase price of shares subject to stock options (which may be below the fair market value of the common stock on the date thereof), the term of each option, and the time or times during the term when the options become exercisable.

The following summarizes stock options activity through December 31, 1995:


                                                            Number of           Exercise
                                                             Options            Prices
                                                          -------------   ----------------

          Outstanding as of April 1, 1994                             0

          Options granted                                     1,152,648      $0.03 - $0.05
                                                          -------------
          Outstanding as of March 31, 1995                    1,152,648

          Options granted                                     1,912,352      $0.08 - $0.70
                                                          -------------

          Outstanding as of December 31, 1995                 3,065,000
                                                          =============



Certain options granted above have exercise prices less than the fair market value of the Company's common stock on the date of grant. The Company recognizes the compensation element of these grants over the vesting period of the related options. The options generally vest over periods of one to five years. As of March 31 and December 31, 1995, 338,193 and 793,192 options were exercisable. The options expire at various dates through January 2006.


(8)  RETIREMENT SAVINGS PLAN

The Company maintains a pre-tax salary reduction/profit sharing plan under the provisions of Section 401(k) of the Internal Revenue Code. The Plan covers substantially all full-time employees who have reached the age of 21. Profit sharing contributions by the Company are completely discretionary. Contributions for the years ended March 31, 1994 and 1995 were $52,000 and $48,162.

            TECHNICAL PUBLISHING SOLUTIONS, INC. AND SUBSIDIARIES
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS - CONTINUED
                           MARCH  31, 1994 AND 1995
               (INCLUDING DATA APPLICABLE TO UNAUDITED PERIODS)

(9)  INCOME TAXES

Provision for income taxes consisted of the following components for the years ended March 31,:

                                                                   1994               1995
                                                                 --------          ---------
            Current:

              Federal                                             $25,000            $12,787
              State                                                11,000              4,000
                                                                 --------          ---------

                 Total                                             36,000             16,787
                                                                 --------          ---------

            Deferred:
              Federal                                              23,000             34,766

              State                                                 5,000             13,000
                                                                 --------          ---------
                 Total                                             28,000             47,766
                                                                 --------          ---------

                 Total provision                                  $64,000            $64,553
                                                                 ========          =========




The net deferred tax liabilities consisted of the following at:



                                                                 March 31,      December 31,
                                                                   1995            1995
                                                                 ---------      ------------
            Deferred tax liabilities                              $80,000            $80,000

            Deferred tax assets                                         0                  0

            Deferred tax valuation allowance                            0                  0
                                                                 ---------      ------------
                 Net deferred tax liabilities                     $80,000            $80,000
                                                                 =========      ============


Deferred tax liabilities and deferred tax assets reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. The long-term deferred income tax liability consists primarily of temporary differences related to the accelerated depreciation of property and equipment for income tax purposes.

(10)  COMMITMENTS AND CONTINGENCIES

OPERATING LEASES - The Company has entered into certain noncancelable operating lease agreements related to office/warehouse space, equipment and vehicles. Total rent expense under operating leases was $115,204 and $220,020 for the years ended March 31, 1994 and 1995. Minimum remaining rental commitments under operating leases are as follows:

            For the years ending March 31,:
            1996                                                                  $254,461

            1997                                                                   176,886

            1998                                                                   106,248

            1999                                                                    73,200
                                                                                  --------
                 Total                                                            $610,795
                                                                                  ========


            TECHNICAL PUBLISHING SOLUTIONS, INC. AND SUBSIDIARIES
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS - CONTINUED
                           MARCH  31, 1994 AND 1995
               (INCLUDING DATA APPLICABLE TO UNAUDITED PERIODS)

SOFTWARE ROYALTIES - The Company has acquired a suite of software products complimentary with its own software development through a royalty agreement. Prepaid royalties of up to $60,000 are payable upon delivery and acceptance of source code, documentation, and certain upgrades. Future royalties of up to $250,000 (including prepaid royalties) are due based on 20% of product sales from January 1 to March 31, 1996 and 15% thereafter. At December 31, 1995, the Company had prepaid $20,000 of royalties. No royalties have been earned in any period.

CONSULTING AGREEMENT - The Company has a consulting agreement with a former stockholder that requires monthly payments of $10,300 through July 2000.

(11)  MAJOR SUPPLIERS AND CUSTOMERS

MAJOR SUPPLIERS - The Company utilizes a single supplier to provide the majority of its computer hardware sales. Purchases from this supplier were approximately 39% and 54% of total product purchases during the years ended March 31, 1994 and 1995. The Company has a supply and resale agreement with this supplier that expires June 30, 1996 and is annually renewable. Purchases from this supplier during the nine months ended December 31, 1995 continue to represent a significant portion of these purchases.

The Company utilizes a single supplier to provide the majority of its software and maintenance services. Purchases from this supplier were approximately 24% of total software and maintenance purchases during the years ended March 31, 1994 and 1995. The Company has a supply and resale agreement with this supplier that expires January 1, 1998. Purchases from this supplier during the nine months ended December 31, 1995 continue to represent a significant portion of these purchases.


MAJOR CUSTOMERS - The Company had two customers that accounted for approximately 22.5% (Customer A accounted for approximately 11.6% and Customer B approximately 10.9%) of total revenues for the nine months ended December 31, 1995. During the fiscal years ended March 31, 1994 and 1995, no customer accounted for greater than 10% of the period's gross revenues.


(12) RECENTLY ANNOUNCED ACCOUNTING STANDARDS

Financial Accounting Standards Board Statement No. 121, "Accounting for the Impairment of Long-Lived Assets and for Long-Lived Assets to be Disposed of" (Statement No. 121), issued in March 1995 and effective for fiscal years beginning after December 15, 1995, establishes accounting standards for the recognition and measurement of impairment of long-lived assets, certain identifiable intangibles, and goodwill either to be held or disposed of. Management believes the adoption of Statement No. 121 will not have a material impact on the Company's financial position or results of operations.

            TECHNICAL PUBLISHING SOLUTIONS, INC. AND SUBSIDIARIES
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS - CONTINUED
                           MARCH  31, 1994 AND 1995
               (INCLUDING DATA APPLICABLE TO UNAUDITED PERIODS)



Financial Accounting Standards Board Statement No. 123, "Accounting for Stock-Based Compensation" (Statement No. 123), issued in October 1995 and effective for fiscal years beginning after December 15, 1995, encourages, but does not require, a fair value based method of accounting for employee stock options or similar equity instruments. It also allows an entity to elect to continue to measure compensation cost under Accounting Principles Board Opinion No. 25, "Accounting for Stock Issued to Employees" (APB No. 25), but requires pro forma disclosures of net income and earnings per share as if the fair value based method of accounting had been applied. The Company expects to adopt Statement No. 123 in 1996. While the Company is still evaluating Statement No. 123, its currently expects to elect to continue to measure compensation cost under APB No. 25 and comply with the pro forma disclosure requirements. If the Company makes this election, this statement will have no impact on the Company's results of operations or financial position because the Company's plans are fixed stock option plans which have no intrinsic value at the grant date under APB No. 25.

             UNAUDITED PRO FORMA CONDENSED FINANCIAL STATEMENTS




On January 16, 1996, Technical Publishing Solutions, Inc. (TPSI or the Company) and its sole stockholder entered into an agreement and plan of merger with MacGregor Sports and Fitness, Inc. (MSF or MacGregor). MacGregor is a publicly traded non-operating entity. At closing, TPSI's stockholders will receive approximately 60% of the then outstanding common stock (approximately 18,000,000 shares) of MSF in exchange for their TPSI common stock. The Company plans to record this transaction as an acquisition and recapitalization. The following unaudited pro forma condensed statement of operations for the twelve month period ended December 31, 1995 gives effect to the transaction as if it had occurred effective January 1, 1995. The following unaudited condensed balance sheet as of December 31, 1995 gives effect to the transaction as if it had occurred on December 31, 1995.



These financial statements do not purport to present results which would actually have been obtained if the transaction had been in effect during the period covered or any future results which may in fact be realized. These financial statements should be read in conjunction with the accompanying notes and the separate historical financial statements and notes thereto of MacGregor Sports and Fitness, Inc. and Technical Publishing Solutions, Inc.

            TECHNICAL PUBLISHING SOLUTIONS, INC. AND SUBSIDIARIES
                 UNAUDITED PRO FORMA CONDENSED BALANCE SHEET
                              DECEMBER 31, 1995



                                                         MacGregor Sports           Pre-merger       MacGregor Sports
                                                         and Fitness, Inc.         adjustments      and Fitness, Inc.
                                                         (Historical - Note 2)      (Note 4)         (As adjusted)
                                                         --------------------      -----------      -----------------
                     ASSETS

CURRENT ASSETS:
  Cash and cash equivalents                                     $    20,566              ($298)(A)        $ 1,097,458
                                                                                     1,000,000 (B)
                                                                                        77,190 (C)
  Accounts receivable, net                                                0                                         0
  Royalty receivable - related party                                 77,190            (77,190)(C)                  0
  Note receivable                                                         0          1,910,000 (B)          1,910,000
  Inventories                                                             0                                         0
  Prepaid expenses and other                                              0                                         0
                                                         --------------------      -----------      -----------------
     Total current assets                                            97,756          2,909,702              3,007,458

PROPERTY AND EQUIPMENT, NET                                               0                                         0
INTANGIBLE ASSETS, NET                                            2,969,540         (2,969,540)(B)                  0
                                                         --------------------      -----------      -----------------
                                                                $ 3,067,296           ($59,838)           $ 3,007,458
                                                         ====================      ===========      =================

                 LIABILITIES AND
              STOCKHOLDERS' EQUITY

CURRENT LIABILITIES:
  Revolving credit facility                                     $   223,664          ($223,664)(A)        $         0
  Convertible promissory notes                                            0                                         0
  Current portion of long-term debt                                       0                                         0
  Current portion of capital lease obligations                            0                                         0
  Accrued interest payable                                            5,261             (5,261)(A)                  0
  Accounts payable and other                                              0                                         0
                                                         --------------------      -----------      -----------------
     Total current liabilities                                      228,925           (228,925)                     0

LONG-TERM LIABILITIES                                                     0                                         0
                                                         --------------------      -----------      -----------------
     Total liabilities                                              228,925           (228,925)                     0
                                                         --------------------      -----------      -----------------

STOCKHOLDERS' EQUITY:
  Common stock, at par                                              235,247                                   235,247
  Additional paid-in capital                                     11,378,359            228,627 (A)         11,606,986

  WARRANTS                                                            3,588                                     3,588
  Retained earnings (deficit)                                    (8,778,823)           (59,540)(B)         (8,838,363)
  Unearned compensation                                                   0                                         0
                                                         --------------------      -----------      -----------------
     Total stockholders' equity                                   2,838,371            169,087              3,007,458
                                                         --------------------      -----------      -----------------

                                                                $ 3,067,296           ($59,838)           $ 3,007,458
                                                         ====================      ===========      =================

Shares of MSF common stock outstanding                                                                     11,762,425
                                                                                                    =================





                                                         Technical
                                                          Publishing         Pro forma
                                                         Solutions, Inc.    adjustments
                     ASSETS                              (Historical)         (Note 5)           Pro forma
                                                         ---------------    -----------        -----------
CURRENT ASSETS:
  Cash and cash equivalents                                   $    2,761       (200,000)(E)    $   900,219


  Accounts receivable, net                                     2,941,738                         2,941,738
  Royalty receivable - related party                                   0                                 0
  Note receivable                                                      0                         1,910,000
  Inventories                                                    287,298                           287,298
  Prepaid expenses and other                                     201,763                           201,763
                                                         ---------------    -----------        -----------
     Total current assets                                      3,433,560       (200,000)         6,241,018

PROPERTY AND EQUIPMENT, NET                                    1,567,454                         1,567,454
INTANGIBLE ASSETS, NET                                           308,335                           308,335
                                                         ---------------    -----------        -----------
                                                              $5,309,349      ($200,000)       $ 8,116,807
                                                         ===============    ===========        ===========

                 LIABILITIES AND
              STOCKHOLDERS' EQUITY

CURRENT LIABILITIES:
  Revolving credit facility                                   $  910,832                       $   910,832
  Convertible promissory notes                                   550,000                           550,000
  Current portion of long-term debt                              127,496                           127,496
  Current portion of capital lease obligations                   121,310                           121,310
  Accrued interest payable                                             0                                 0
  Accounts payable and other                                   2,529,260                         2,529,260
                                                         ---------------    -----------        -----------
     Total current liabilities                                 4,238,898              0          4,238,898

LONG-TERM LIABILITIES                                            893,009                           893,009
                                                         ---------------    -----------        -----------
     Total liabilities                                                 0              0                  0
                                                         ---------------    -----------        -----------

STOCKHOLDERS' EQUITY:
  Common stock, at par                                            10,000         52,377 (D)        297,624
  Additional paid-in capital                                       7,289     (8,887,152)(D)      2,527,123
                                                                               (200,000)(E)
  WARRANTS                                                             0         (3,588)(D)
  Retained earnings (deficit)                                    177,304      8,838,363 (D)        177,304
  Unearned compensation                                          (17,151)                          (17,151)
                                                         ---------------    -----------        -----------
     Total stockholders' equity                                  177,442       (200,000)         2,984,900
                                                              $  177,442      ($200,000)       $ 2,984,900
                                                         ---------------    -----------        -----------
                                                              $5,309,349       (200,000)       $ 8,116,807
                                                         ===============    ===========        ===========

Shares of MSF common stock outstanding                                       18,000,000         29,762,425
                                                                            ===========        ===========



            See notes to condensed pro forma financial statements.

             TECHNICAL PUBLISHING SOLUTIONS, INC. AND SUBSIDIARIES UNAUDITED PRO FORMA CONDENSED STATEMENT OF OPERATIONS
            FOR THE TWELVE MONTHS ENDED DECEMBER 31, 1995 (Note 3)



                                                                         Technical
                                                  MacGregor Sports       Publishing             Pro forma
                                                  and Fitness, Inc.    Solutions, Inc.         adjustments
                                                  (Historical)          (Historical)             (Note 5)          Pro forma
                                                  -----------------   ---------------          ------------       -----------
REVENUES                                                   $486,784    $   12,730,367          ($486,784)(F)      $12,730,367

COST OF REVENUES                                            229,678         9,343,562           (229,678)(F)        9,343,562
                                                  -----------------   ---------------         ----------          -----------
     Gross profit                                           257,106         3,386,805           (257,106)           3,386,805

OPERATING EXPENSES                                          923,473         3,286,974           (923,473)(F)        3,286,974
                                                  -----------------   ---------------         ----------          -----------
     Income (loss) from operations                         (666,367)           99,831            666,367               99,831

OTHER INCOME (EXPENSE)                                   (1,845,365)         (221,929)         1,845,365 (F)         (221,929)
                                                  -----------------   ---------------         ----------          -----------
     Income (loss) before extraordinary item             (2,511,732)         (122,098)         2,511,732             (122,098)

EXTRAORDINARY ITEM, GAIN FROM
 EXTINGUISHMENT OF DEBT                                     119,787                 0           (119,787)(F)                0
                                                  -----------------   ---------------         ----------          -----------
     Income (loss) before income taxes                   (2,391,945)         (122,098)         2,391,945             (122,098)

PROVISION FOR (BENEFIT OF) INCOME TAXES                           0           (33,000)                                (33,000)
                                                  -----------------   ---------------         ----------          -----------

NET LOSS                                                ($2,391,945)         ($89,098)        $2,391,945             ($89,098)
                                                  =================   ================        ==========          ===========
WEIGHTED AVERAGE SHARES OUTSTANDING                       8,471,545                                                29,762,425
                                                  =================                                               ===========

LOSS PER SHARE BEFORE EXTRAORDINARY ITEM                     ($0.30)                                                   $--
                                                  =================                                               ===========

LOSS PER SHARE                                               ($0.28)                                                   $--
                                                  =================                                               ===========



            TECHNICAL PUBLISHING SOLUTIONS, INC. AND SUBSIDIARIES
         NOTES TO UNAUDITED PRO FORMA CONDENSED FINANCIAL STATEMENTS
                              DECEMBER 31, 1995


(1)  DESCRIPTION OF THE TRANSACTION


On January 16, 1996, Technical Publishing Solutions, Inc. (TPSI or the Company) and its sole stockholder entered into an agreement and plan of merger with MacGregor Sports and Fitness, Inc. (MSF or MacGregor). MacGregor is a publicly traded non-operating entity. At closing, TPSI's stockholders will receive approximately 60% of the then outstanding common stock of MSF (approximately 18,000,000 shares) in exchange for their TPSI common stock. The Company plans to record this transaction as an acquisition and recapitalization. The following unaudited pro forma condensed statement of operations for the twelve month period ended December 31, 1995 gives effect to the transaction as if it had occurred effective January 1, 1995. The unaudited condensed balance sheet as of December 31, 1995 gives effect to the transaction as if it had occurred on December 31, 1995.


(2)  MACGREGOR SPORTS AND FITNESS PERIOD OF PRESENTATION

The MacGregor Sports and Fitness, Inc. balance sheet is as of January 31, 1996, the end of its second fiscal quarter. MacGregor believes presentation of its January 31, 1996 balance sheet does not materially change the pro forma presentation since it approximates its financial position at December 31, 1995.


(3)  PRO FORMA CONDENSED STATEMENT OF OPERATIONS PERIOD OF PRESENTATION



MacGregor Sports and Fitness, Inc. has a July 31 fiscal year end. Technical Publishing Solutions, Inc. has a March 31 fiscal year end. For purposes of the pro forma condensed statement of operations, a twelve month period beginning January 1, 1995 and ending December 31, 1995 has been used for each company.



(4)  DESCRIPTION OF PRE-MERGER ADJUSTMENTS



MacGregor contemplates completing the following transactions in advance of the merger transaction:



     (A)  To record retirement of line of credit by issuing common stock.


     (B)  To record the sale of trademark rights.


     (C)  To record the collection of royalties receivable.



(5)  DESCRIPTION OF PRO FORMA ADJUSTMENTS



     (D)  To record the transaction as a reverse merger.


     (E) To record legal, accounting and banking fees and other costs of the transaction.


     (F) To reflect the reverse merger as if it had occurred on January 1, 1995. Since MSF will be a non operating entity at the date of the transaction, none of the revenues or expenses of MSF would have resulted during the period had the transaction occurred on January 1, 1995. Accordingly, the adjustment reflects the removal of these revenue and expense items.

                            INTRANET SOLUTIONS, INC.

                           1994-1997 STOCK OPTION AND

                               COMPENSATION PLAN



     1. Purpose. The purpose of this 1994-1997 Stock Option and Compensation Plan (the "Plan") of IntraNet Solutions, Inc. (the "Company") is to increase stockholder value and to advance the interests of the Company by furnishing a variety of economic incentives ("Incentives") designed to attract, retain and motivate employees and certain key consultants. Incentives may consist of opportunities to purchase or receive shares of Common Stock, $.01 par value, of the Company ("Common Stock"), monetary payments, or both on terms determined under this Plan.


     2. Administration. The Plan shall be administered by the Stock Option Committee (the "Committee") of the Board of Directors of the Company, or the entire Board of Directors, until such time as a stock option committee is formed. The Committee shall consist of not less than two directors of the Company and shall be appointed from time to time by the Board of Directors of the Company. Each member of the Committee shall be a "disinterested person" within the meaning of Rule 16b-3 of the Securities Exchange Act of 1934, and the regulations promulgated thereunder (the "1934 Act"). The Board of Directors of the Company may from time to time appoint members of the Committee in substitution for, or in addition to, members previously appointed, and may fill vacancies, however caused, in the Committee. The Committee shall select one of its members as its chairman and shall hold its meetings at such times and places as it shall deem advisable. A majority of the Committee's members shall constitute a quorum. All action of the Committee shall be taken by the majority of its members. Any action may be taken by a written instrument signed by majority of the members and any action so taken shall be fully effective as if it had been made by a majority vote at a meeting duly called and held. The Committee may appoint a secretary, shall keep minutes of its meetings and shall make such rules and regulations for the conduct of its business as it shall deem advisable. The Committee shall have complete authority to award Incentives under the Plan, to interpret the Plan, and to make any other determination which it believes necessary and advisable for the proper administration of the Plan. The Committee's decisions and matters relating to the Plan shall be final and conclusive on the Company and its participants.


     3. Eligible Participants. Employees of or consultants to the Company or its subsidiaries or affiliates (including officers and directors, but excluding directors who are not also employees of or consultants to the Company or its subsidiaries or affiliates), shall become eligible to receive Incentives under the Plan when designated by the Committee. Participants may be designated individually or by groups or categories (for example, by pay grade) as the Committee deems appropriate. Participation of officers of the Company or its subsidiaries or affiliates and any performance objectives relating to such officers' participation must be approved by the Committee. Participation by others and any performance objectives relating to others may be approved by groups or categories (for example, by pay grade) and authority to designate participants who are not officers and to set or modify such targets may be delegated.


     4. Types of Incentives. Incentives under the Plan may be granted in any one or a combination of the following forms: (a) incentive stock options and non-statutory stock options (section 6); (b) stock appreciation rights ("SARs") (section 7); (c) stock awards (section 8); (d) restricted stock (section 8);
(e) performance shares (section 9); and (f) cash awards (section 10).

     5. Shares Subject to the Plan.


           5.1. Number of Shares. Subject to adjustment as provided in Section 11.6, the number of shares of Common Stock which may be issued under the Plan shall not exceed 10,000,000 shares of $.01 par value Common Stock.


           5.2. Cancellation. To the extent that cash in lieu of shares of Common Stock is delivered upon the exercise of a SAR pursuant to Section 7.4, the Company shall be deemed, for purposes of applying the limitation on the number of shares, to have issued the greater of the number of shares of Common Stock which it was entitled to issue upon such exercise or on the exercise of any related option. In the event that a stock option or SAR granted hereunder expires or is terminated or canceled unexercised as to any shares of Common Stock, such shares may again be issued under the Plan either pursuant to stock options, SARs or otherwise. In the event that shares of Common Stock are issued as restricted stock or pursuant to a stock award and thereafter are forfeited or reacquired by the Company pursuant to rights reserved upon issuance thereof, such forfeited and reacquired shares may again be issued under the Plan, either as restricted stock, pursuant to stock awards or otherwise. The Committee may also determine to cancel, and agree to the cancellation of, stock options in order to make a participant eligible for the grant of a stock option at a lower price than the option to be canceled.


           5.3. Type of Common Stock. Common Stock issued under the Plan in connection with stock options, SARS, performance shares, restricted stock or stock awards may be in the form of authorized and unissued shares.


     6. Stock Options. A stock option is a right to purchase shares of Common Stock from the Company. Each stock option granted by the Committee under this Plan shall be subject to the following terms and conditions:

           6.1. Price. The option price per share shall be determined by the Committee subject to adjustment under Section 11.6.

           6.2. Number. The number of shares of Common Stock subject to the option shall be determined by the Committee, subject to adjustment as provided in Section 11.6. The number of shares of Common Stock subject to a stock option shall be reduced in the same proportion that the holder thereof exercises a SAR if any SAR is granted in conjunction with or related to the stock option.

           6.3. Duration and Time for Exercise. Subject to earlier termination as provided in Section 11.4. the term of each stock option shall be determined by the Committee but shall not exceed ten years and one day from the date of grant. Each stock option shall become exercisable at such time or times during its term as shall be determined by the Committee at the time of grant. The Committee may accelerate the exercisability of any stock option. Subject to the foregoing and with the approval of the Committee, all or any part of the shares of Common Stock with respect to which the right to purchase has accrued may be purchased by the Company at the time of such accrual or at any time or times thereafter during the term of the option.

           6.4. Manner of Exercise. A stock option may be exercised, in whole or in part, by giving written notice to the Company, specifying the number of shares of Common Stock to be purchased and accompanied by the full purchase price for such shares. The option price shall be payable in United States dollars upon exercise of the option and may be paid by cash; uncertified or certified check; bank draft; by delivery of shares of Common Stock in payment of all or any part of the option price, which shares shall be valued for this purpose at the Fair Market Value on the date such option is exercised; by instructing the Company to withhold from the shares of Common Stock issuable upon exercise of the stock option shares of Common Stock in payment of all or any part of the option price, which shares shall be valued for this purpose at the Fair Market Value or in such other manner as may be authorized from time to time by the Committee. Prior to the issuance of shares of Common Stock upon the exercise of a stock option, a participant shall have no rights as a stockholder.

           6.5. Incentive Stock Options. Notwithstanding anything in the Plan to the contrary, the following additional provisions shall apply to the grant of stock options which are intended to qualify as Incentive Stock Options (as such term is defined in Section 422A of the Internal Revenue Code of 1986, as amended):

                 (a) The aggregate Fair Market Value (determined as of the time the option is granted) of the shares of Common Stock with respect to which Incentive Stock Options are exercisable for the first time by any participant during any calendar year (under all of the Company's plans) shall not exceed $100,000;

                 (b) Any Incentive Stock Option certificate authorized under the Plan shall contain such other provisions as the Committee shall deem advisable, but shall in all events be consistent with and contain all provisions required in order to qualify the options as Incentive Stock Options.

                 (c) All Incentive Stock Options must be granted within ten years from the earlier of the date on which this Plan was adopted by the Board of Directors or the date this Plan was approved by the stockholders.

                 (d) Unless sooner exercised, all Incentive Stock Options shall expire no later than 10 years after the date of grant.

                 (e) The option price for Incentive Stock Options shall be not less than the Fair Market Value of the Common Stock subject to the option on the date of grant.

                 (f) No Incentive Stock Options shall be granted to any
            participant who, at the time such option is granted, would own (within the meaning of Section 422A of the Code) stock possessing more than 10% of the total combined voting power of all classes of stock of the employer corporation or of its parent or subsidiary corporation.

     7. Stock Appreciation. A SAR is a right to receive, without payment to the Company, a number of shares of Common Stock, cash or any combination thereof, the amount of which is determined pursuant to the formula set forth in
Section 7.4.  A SAR may be granted (a) with
respect to any stock option granted under this Plan, either concurrently with the grant of such stock option or at such later time as determined by the Committee (as to all or any portion of the shares of Common Stock subject to the stock option), or (b) alone, without reference to any related stock option. Each SAR granted by the Committee under this Plan shall be subject to the following terms and conditions:

           7.1. Number. Each SAR granted to any participant shall relate to such number of shares of Common Stock as shall be determined by the Committee, subject to adjustment as provided in Section 11.6. In the case of a SAR granted with respect to a stock option, the number of shares of Common Stock to which the SAR pertains shall be reduced in the same proportion that the holder of the option exercises the related stock option.

           7.2. Duration.  Subject to earlier termination as provided in
      Section 11.4, the term of each SAR shall be determined by the Committee but shall not exceed ten years and one day from the date of grant. Unless otherwise provided by the Committee, each SAR shall become exercisable at such time or times, to such extent and upon such conditions as the stock option, if any, to which it relates is exercisable. The Committee may in its discretion accelerate the exercisability of any SAR.

           7.3. Exercise. A SAR may be exercised, in whole or in part, by giving written notice to the Company, specifying the number of SARs which the holder wishes to exercise. Upon receipt of such written notice, the Company shall, within 90 days thereafter, deliver to the exercising holder certificates for the shares of Common Stock or cash or both, as determined by the Committee, to which the holder is entitled pursuant to
      Section 7.4.

           7.4. Payment. Subject to the right of the Committee to deliver cash in lieu of shares of Common Stock (which, as it pertains to officers and directors of the Company, shall comply with all requirements of the 1934
      Act), the number of shares of Common Stock which shall be issuable upon the exercise of a SAR shall be determined by dividing:

                 (a) the number of shares of Common Stock as to which the SAR is exercised multiplied by the amount of the appreciation in such shares (for this purpose, the "appreciation" shall be the amount by which the Fair Market Value of the shares of Common Stock subject to the SAR on the exercise date exceeds (1) in the case of a SAR related to a stock option, the purchase price of the shares of Common Stock under the stock option or (2) in the case of a SAR granted alone, without reference to a related stock option, an amount which shall be determined by the Committee at the time of grant, subject to adjustment under Section 11.6); by

                 (b) the Fair Market Value of a share of Common Stock on the exercise date.

           In lieu of issuing shares of Common Stock upon the exercise of a SAR, the Committee may elect to pay the holder of the SAR cash equal to the Fair Market Value on the exercise date of any or all of the shares which would otherwise be issuable. No fractional shares of Common Stock shall be issued upon the exercise of a SAR; instead, the holder of the SAR shall be entitled to receive a cash adjustment equal to the same fraction of the Fair Market Value of a share of Common Stock on the exercise date or to purchase the portion necessary to make a whole share at its Fair Market Value on the date of exercise.

     8. Stock Awards and Restricted Stock. A stock award consists of the transfer by the Company to a participant of shares of Common Stock, without other payment therefor, as additional compensation for services to the Company. A share of restricted stock consists of shares of Common Stock which are sold or transferred by the Company to a participant at a price determined by the Committee (which price shall be at least equal to the minimum price required by applicable law for the issuance of a share of Common Stock) and subject to restrictions on their sale or other transfer by the participant. The transfer of Common Stock pursuant to stock awards and the transfer and sale of restricted stock shall be subject to the following terms and conditions:

           8.1. Number of Shares. The number of shares to be transferred or sold by the Company to a participant pursuant to a stock award or as restricted stock shall be determined by the Committee.

           8.2. Sale Price. The Committee shall determine the price, if any, at which shares of restricted stock shall be sold to a participant, which may vary from time to time and among participants and which may be below the Fair Market Value of such shares of Common Stock at the date of sale.

           8.3. Restrictions. All shares of restricted stock transferred or sold hereunder shall be subject to such restrictions as the Committee may determine, including, without limitation any or all of the following:

                 (a) a prohibition against the sale, transfer, pledge or other encumbrance of the shares of restricted stock, such prohibition to lapse at such time or times as the Committee shall determine (whether in annual or more frequent installments, at the time of the death, disability or retirement of the holder of such shares, or otherwise);

                 (b) a requirement that the holder of shares of restricted
            stock forfeit, or (in the case of shares sold to a participant) resell back to the Company at his or her cost, all or a part of such shares in the event of termination of his or her employment or consulting engagement during any period in which such shares are subject to restrictions;

                 (c) such other conditions or restrictions as the Committee may deem advisable.

           8.4. Escrow. In order to enforce the restrictions imposed by the Committee pursuant to Section 8.3, the participant receiving restricted stock shall enter into an agreement with the Company setting forth the conditions of the grant. Shares of restricted stock shall be registered in the name of the participant and deposited, together with a stock power endorsed in blank, with the Company. Each such certificate shall bear a legend in substantially the following form:

           "The transferability of this certificate and the shares of Common Stock represented by it are subject to the terms and conditions (including conditions of forfeiture) contained in the 1994-1997 Stock Option and Compensation Plan of IntraNet Solutions, Inc. (the "Company"), and an agreement entered into between the registered owner and the Company. A copy of the Plan and the agreement is on file in the office of the secretary of the Company."

           8.5. End of Restrictions. Subject to Section 11.5, at the end of any time period during which the shares of restricted stock are subject to forfeiture and restrictions on transfer, such shares will be delivered free of all restrictions to the participant or to the participant's legal representative, beneficiary or heir.

           8.6. Stockholder. Subject to the terms and conditions of the Plan, each participant receiving restricted stock shall have all the rights of a stockholder with respect to shares of stock during any period in which such shares are subject to forfeiture and restrictions on transfer, including without limitation, the right to vote such shares. Dividends paid in cash or property other than Common Stock with respect to shares of restricted stock shall be paid to the participant currently.

     9. Performance Shares. A performance share consists of an award which shall be paid in shares of Common Stock, as described below. The grant of performance share shall be subject to such terms and conditions as the Committee deems appropriate, including the following:


           9.1. Performance Objectives. Each performance share will be subject to performance objectives for the Company or one of its operating units to be achieved by the end of a specified period. The number of performance shares granted shall be determined by the Committee and may be subject to such terms and conditions, as the Committee shall determine. If the performance objectives are achieved, each participant will be paid in shares of Common Stock or cash. If such objectives are not met, each grant of performance shares may provide for lesser payments in accordance with formulae established in the award.



           9.2. Not Stockholder. The grant of performance shares to a participant shall not create any rights in such participant as a stockholder of the Company, until the payment of shares of Common Stock with respect to an award.


           9.3. No Adjustments. No adjustment shall be made in performance shares granted on account of cash dividends which may be paid or other rights which may be issued to the holders of Common Stock prior to the end of any period for which performance objectives were established.


           9.4. Expiration of Performance Share. If any participant's employment or consulting engagement with the Company is terminated for any reason other than normal retirement, death or disability prior to the achievement of the participant's stated performance objectives, all the participant's rights on the performance shares shall expire and terminate unless otherwise determined by the Committee. In the event of termination by reason of death, disability, or normal retirement, the Committee, in its own discretion, may determine what portions, if any, of the performance shares should be paid to the participant.

     10. Cash Awards. A cash award consists of a monetary payment made by the Company to a participant as additional compensation for his or her services to the Company. Payment of a cash award will normally depend on achievement of performance objectives by the Company or by individuals. The amount of any monetary payment constituting a cash award shall be determined by the Committee in its sole discretion. Cash awards may be subject to other terms and conditions, which may vary from time to time and among participants, as the Committee deems appropriate.


     11. General.


           11.1. Effective Date. The Plan will become effective upon its approval by a majority of the outstanding shares of Common Stock of the Company at a meeting of stockholders duly called and held. Unless approved within one year after the date of the Plan's adoption by the Committee or by the Board of Directors, the Plan shall not be effective for any purpose.


           11.2. Duration. The Plan shall remain in effect until all Incentives granted under the Plan have either been satisfied by the issuance of shares of Common Stock or the payment of cash or been terminated under the terms of the Plan and all restrictions imposed on shares of Common Stock in connection with their issuance under the Plan have lapsed. No Incentives may be granted under the Plan after the tenth anniversary of the date the Plan is approved by the stockholders of the Company.

           11.3. Non-transferability of Incentives. No stock option, SAR, restricted stock or performance award may be transferred, pledged or assigned by the holder thereof except, in the event of the holder's death, by will or the laws of descent and distribution or pursuant to a qualified domestic relations order as defined by the Internal Revenue Code of 1986, as amended, or Title I of the Employee Retirement Income Security Act, or the rules thereunder, and the Company shall not be required to recognize any attempted assignment of such rights by any participant. During a participant's lifetime, an Incentive may be exercised only by him or her or by his or her guardian or legal representative.

           11.4. Effect of Termination or Death. In the event that a participant ceases to be an employee of or consultant to the Company for any reason, including death, any Incentives may be exercised or shall expire at such times as may be determined by the Committee.

           11.5. Additional Condition. Notwithstanding anything in this Plan to the contrary:

                 (a) the Company may, if it shall determine it necessary or desirable for any reason, at the time of award of any Incentive or the issuance of any shares of Common Stock pursuant to any Incentive, require the recipient of the Incentive, as a condition to the receipt thereof or to the receipt of shares of Common Stock issued pursuant thereto, to deliver to the Company a written representation of present intention to acquire the Incentive or the shares of Common Stock issued pursuant thereto for his or her own account for investment and not for distribution; and (b) if at any time the Company further determines, in its sole discretion, that the listing, registration or qualification (or any updating of any such document) of any Incentive or the shares of Common Stock issuable pursuant thereto is necessary on any securities exchange or under any federal or state securities or blue sky law, or that the consent or approval of any governmental regulatory body is necessary or desirable as a condition of, or in connection with the award of any Incentive, the issuance of shares of Common
           Stock pursuant thereto, or the removal of any restrictions imposed on such shares, such Incentive shall not be awarded or such shares of Common Stock shall not be issued or such restrictions shall not be removed, as the case may be, in whole or in part, unless such listing, registration, qualification, consent or approval shall have been effected or obtained free of any conditions not acceptable to the Company.

           11.6. Adjustment. In the event of any merger, consolidation or reorganization of the Company with any other corporation or corporations, there shall be substituted for each of the shares of Common Stock then subject to the Plan, including shares subject to restrictions, options, or achievement of performance share objectives, the number and kind of shares of stock or other securities to which the holders of the shares of Common Stock will be entitled pursuant to the transaction. In the event of any recapitalization, stock dividend, stock split, combination of shares or other change in the Common Stock, the number of shares of Common Stock then subject to the Plan, including shares subject to restrictions, options or achievements of performance shares, shall be adjusted in proportion to the change in outstanding shares of Common Stock. In the event of any such adjustments, the purchase price of any option, the performance objectives of any Incentive, and the shares of Common Stock issuable pursuant to any Incentive shall be adjusted as and to the extent appropriate, in the discretion of the Committee, to provide participants with the same relative rights before and after such adjustment.

           11.7. Incentive Plans and Agreements. Except in the case of stock awards or cash awards, the terms of each Incentive shall be stated in a plan or agreement approved by the Committee. The Committee may also determine to enter into agreements with holders of options to reclassify or convert certain outstanding options, within the terms of the Plan, as Incentive Stock Options or as non-statutory stock options and in order to eliminate SARs with respect to all or part of such options and any other previously issued options.

           11.8. Withholding.

                 (a) The Company shall have the right to withhold from any payments made under the Plan or to collect as a condition of payment, any taxes required by law to be withheld. At any time when a participant is required to pay to the Company an amount required to be withheld under applicable income tax laws in connection with a distribution of Common Stock or upon exercise of an option or SAR, the participant may satisfy this obligation in whole or in part by electing (the "Election") to have the Company withhold from the distribution shares of Common Stock having a value up to the amount required to be withheld. The value of the shares to be withheld shall be based on the Fair Market Value of the Common Stock on the date that the amount of tax to be withheld shall be determined ("Tax Date").

                 (b) Each Election must be made prior to the Tax Date. The Committee may disapprove of any Election, may suspend or terminate the right to make Elections, or may provide with respect to any Incentive that the right to make Elections shall not apply to such Incentive. An Election is irrevocable.

                 (c) If a participant is an officer or director of the Company within the meaning of Section 16 of the 1934 Act, then an Election must comply with all of the requirements of the 1934 Act.


           11.9. No Continued Employment, Engagement or Right to Corporate Assets. No participant under the Plan shall have any right, because of his or her participation, to continue in the employ of, or to continue his or her consulting engagement for, the Company for any period of time or to any right to continue his or her present or any other rate of compensation. Nothing contained in the Plan shall be construed as giving an employee, a consultant, such persons' beneficiaries or any other person any equity or interests of any kind in the assets of the Company or creating a trust of any kind or a fiduciary relationship of any kind between the Company and any such person.


           11.10. Deferral Permitted. Payment of cash or distribution of any shares of Common Stock to which a participant is entitled under any Incentive shall be made as provided in the Incentive. Payment may be deferred at the option of the participant if provided in the Incentive.


           11.11. Amendment of the Plan. The Committee or the Board of Directors may amend or discontinue the Plan at any time.
      However, no such amendment or discontinuance shall, subject to adjustment under Section 11.6: (a) change or impair, without the consent of the recipient, an Incentive previously granted; (b) materially increase the maximum number of shares of Common Stock which may be issued to all participants under the Plan; (c) materially increase the benefits which may be granted under the Plan; (d) materially modify the requirements as to eligibility for participation in the Plan; or (e) materially increase the benefits accruing to participants under the Plan.


           11.12. Immediate Acceleration of Incentives. Notwithstanding any provision in this Plan or in any Incentive to the contrary: (1) the restrictions on all shares of restricted stock shall lapse immediately;
      (2) all outstanding options and SARs will become exercisable immediately; and (3) all performance shares shall be deemed to be met and payment made immediately, if subsequent to the date that the Plan is approved by the Committee or the Board of Directors of the Company, any of the following events occur unless otherwise determined by the Board of Directors and a majority of the Continuing Directors (as defined below):

                 (1) any person or group of persons becomes the beneficial
            owner of 30% or more of any equity security of the Company entitled to vote for the election of directors;

                 (2) a majority of the members of the Board of Directors of the
            Company is replaced within the period of less than two years by directors not nominated and approved by the Board of Directors; or

                 (3) the stockholders of the Company approve an agreement to merge or consolidate with or into another corporation or an agreement to sell or otherwise dispose of all or substantially all of the Company's assets (including a plan of liquidation).

           For purposes of this Section 11.12, beneficial ownership by a person or group of persons shall be determined in accordance with Regulation 13D (or any similar successor regulation) promulgated by the Securities and Exchange Commission pursuant to the 1934 Act. Beneficial ownership of more than 30% of an equity security may be established by any reasonable method, but shall be presumed conclusively as to any person who files a
      Schedule 13D report with the Securities and Exchange Commission reporting such ownership. If the restrictions and forfeitability periods are eliminated by reason of the provision in (1) above the limitations of this Plan shall not become applicable again should the person cease to own 30% or more of any equity security of the Company.



           For purposes of this Section 11.12, "Continuing Directors" are directors: (a) who were in office prior to the time that any of the provisions in (1), (2) or (3) above occurred or any person who has publicly announced an intention to acquire 20% or more of any equity security of the Company; (b) directors in office for a period of more than two years; and (c) directors nominated and approved by the existing Continuing Directors.


           11.13. Definition of Fair Market Value. Whenever "Fair Market Value" of Common Stock shall be determined for purposes of this Plan, it shall be determined by reference to the last sale price of a share of Common Stock on the principal United States Securities Exchange registered under the 1934 Act on which the Common Stock is listed (the "Exchange"), or, on the National Association of Securities Dealers, Inc. Automatic Quotation System (including the National Market system) ("NASDAQ") on the applicable date, or if the Company's Common Stock has not yet been listed on the Exchange, the Board of Directors may determine an alternate methodology to determine "Fair Market Value." If the Exchange or NASDAQ is closed for trading on such date, or if the Common Stock does not trade on such date, then the last sale price used shall be the one on the date the Common Stock last traded on the Exchange or NASDAQ.

PROXY

                       MACGREGOR SPORTS & FITNESS, INC.

                SPECIAL MEETING OF STOCKHOLDERS, MAY 15, 1996
          THIS PROXY IS SOLICITED ON BEHALF OF THE BOARD OF DIRECTORS

        Henry Fong and Michael S. Casazza and each of them, as proxies, with full power of substitution in each of them, are hereby authorized to represent and to vote, as designated below and on the reverse side, on all proposals and in the discretion of the proxies on such other matters as may properly come before the special meeting of stockholders of MacGregor Sports & Fitness, Inc., to be held on May 15, 1996, or any adjournment(s), postponement(s), or other delay(s) thereof (the "Special Meeting"), all shares of stock of MacGregor Sports & Fitness, Inc., which the undersigned is entitled to vote at the Special Meeting.

        UNLESS OTHERWISE DIRECTED, THIS PROXY WILL BE VOTED "FOR" PROPOSALS
1, 2, 3, 4, 5 AND 6 AND WILL BE VOTED IN THE DISCRETION OF THE PROXIES ON SUCH OTHER MATTERS AS MAY PROPERLY COME BEFORE THE SPECIAL MEETING. THE BOARD OF DIRECTORS RECOMMENDS THAT STOCKHOLDERS VOTE "FOR" PROPOSALS 1, 2, 3, 4, 5 AND 6.

(1) A proposal to sell the rights to use the MacGregor trademark and various related trademarks held by MacGregor Sports Products, Inc., a wholly owned subsidiary of MacGregor Sports & Fitness, Inc., to Hutch Sports USA, Inc.

     / / FOR         / / AGAINST          / / ABSTAIN

(2) A proposal to approve and ratify the Agreement and of Plan Merger, as amended, attached to the Proxy Statement (the "Proxy Statement") of MacGregor Sports & Fitness, Inc., dated April 19, 1996, as Exhibit D, and to approve the Merger of MG Acquisition Subsidiary, Inc., a wholly owned subsidiary of MacGregor Sports & Fitness, Inc., with and into IntraNet Integration Group, Inc., as a result of which the current stockholders of IntraNet Integration Group, Inc., will receive approximately 18,000,000 shares of the common stock of MacGregor Sports & Fitness, Inc.

     / / FOR         / / AGAINST          / / ABSTAIN

(3) A proposal to amend and restate the Articles of Incorporation of MacGregor Sports & Fitness, Inc., the result of which will be to (i) change the Corporation's name from "MacGregor Sports & Fitness, Inc.," to "IntraNet Solutions, Inc."; (ii) revoke the right of MacGregor Sports & Fitness, Inc., to issue any class of capital stock other than common stock, and
     (iii) to change the par value of the common stock from $0.02 to $0.01 per share.

     / / FOR         / / AGAINST          / / ABSTAIN

(4) A proposal to elect the following nominees as Directors to serve in such capacities until their successors are duly elected and qualified:

               Robert F. Olson
               Henry Fong
               Jeffrey J. Sjobeck
               Ronald E. Eibensteiner
               David D. Koentopf

(Authority to vote for any nominee(s) may be withheld by lining through the name(s) of any such nominee(s)).

     / / FOR            / / WITHHOLD AUTHORITY FOR ALL

(5) A proposal to approve and ratify a new 1994-1997 Stock Option Plan for MacGregor Sports & Fitness, Inc., in the form attached to the Proxy Statement as Exhibit H.

     / / FOR            / / AGAINST           / / ABSTAIN


(6) A proposal to ratify the selection of Lund Koehler Cox & Company PLLP to audit the consolidated financial statements of the Corporation for the fiscal years ending March 31, 1996, and March 31, 1997.

     / / FOR            / / AGAINST           / / ABSTAIN

                                              Please sign exactly as the name
                                              of the stockholder appears on the
                                              stock  certificate,  date  and
                                              return.  If shares are held by
                                              joint tenants, both should sign.
                                              When  signing  as  attorney,
                                              executor, administrator, trustees
                                              or guardian, please give full
                                              title as such.  If a corporation
                                              please sign in full corporate
                                              name  by  president  or  other
                                              authorized officer.  If a
                                              partnership,  please  sign  in
                                              partnership name by authorized
                                              person.

                                              Date: __________________________
                                              Sign Here:______________________

                                              ________________________________
                                                 Signature (if held jointly)



                                              ________________________________
                                                Capacity (Title of Authority,
                                                i.e., Executor, Trustee)


                                              PLEASE SIGN, DATE AND MAIL YOUR
                                              PROXY TODAY










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